UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705
(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(210)912-2100

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
European Fund
A Series of Franklin Mutual Series Funds
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual European Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the start of 2021 brought much needed optimism with authorities
in the United States and Europe approving the first vaccines for emergency use late in the prior year.
The rotation into many “reopening” names meant companies
which had benefited from consumer behavior shifts during
the lockdown, such as online payment processors, online
retailers, and remote worker infrastructure providers, fell
out of favor. Instead, companies positioned to benefit from
economic reopening, such as hotels, casinos, restaurants,
and other leisure companies, received a boost. Smaller
capitalization companies, which tend to be more sensitive
to the economic cycle, also outperformed their larger
capitalization counterparts in the first half of the period.
By the late spring of 2021, massive amounts of stimulus
provided by central banks, combined with increased
consumer spending and supply chain difficulties, led to
building inflationary pressure and rising interest rates. While this propelled some areas of the market upward, such as
the financials and energy sectors, growing investor concern
about rising interest rates stoked pockets of volatility.
Furthermore, divergence in countries’ vaccination rates
constrained a widespread economic reopening as the highly
contagious COVID-19 Delta variant forced some countries to
reinstate business and travel restrictions.
Many European countries struggled with a third wave of
COVID-19 outbreaks in April and early May and major
economic powerhouses, such as Germany, France and Italy,
implemented additional lockdown measures during these
months, temporarily hampering recovery. However, as the
vaccine rollout accelerated across the continent, restrictions lifted. Mid-year, the European Union (EU) developed a
digital COVID certificate, which would help facilitate travel for people across the Union. In the late summer, the EU
surpassed several other developed countries, including the
United States, in the number of vaccine doses administered
per 100 people.
During the period, investor focus was also on the European
Recovery Fund and the potential beneficiaries. The funds
are expected to be distributed to those countries that were
disproportionately impacted by the pandemic to help stabilize their fiscal situation. The Recovery Fund is also being
used to accelerate the transition to green energy and other
environmentally friendly initiatives, something we think
will be good for the European economy.
Volatility increased in September 2021 and markets fell over the final weeks of the third calendar quarter, as continued
supply chain disruptions, inflationary pressures and hawkish central bank commentary stoked investor anxiety. Markets
stabilized and rebounded in October with some indices
reaching new records. However, high volatility crept in
again in late November as the COVID-19 Omicron variant
emerged, but it was short lived. At year-end, 12-month
returns for both growth and value European equities were
strong.
Not all progress is evidenced by a steady march forward.
Ongoing uncertainties surrounding COVID-19, supply chain
disruptions and inflation continued to affect financial markets.
As these elements influence investor behavior, pockets of
volatility may continue to crop up. However, market volatility can often present opportunities. As an organization, Franklin
Mutual Series remains dedicated to using fundamental
research, coupled with a long-term approach, to identify
attractively valued companies that can offer both meaningful upside potential and a degree of downside protection in
periods of financial market turbulence.
On the following pages, the portfolio management team
reviews investment decisions made during the past 12
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Franklin Mutual European Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 38
Tax Information 39
Board Members and Officers 40
Shareholder Information 45
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Mutual European Fund
This annual report for Franklin Mutual European Fund covers
the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
The Fund normally invests at least 80% of its net assets
in securities of European companies that we believe are
available at market prices less than their intrinsic value. The
Fund invests primarily in equity securities, mainly common
stocks, with a focus on mid- and large cap companies. To
a lesser extent, the Fund also invests in merger arbitrage
securities and the debt and equity of distressed companies.
The Fund may invest up to 20% of its total assets in
securities of U.S. issuers and in securities of issuers from the Middle East and the remaining regions of the world. The
Geographic Composition table on this page lists the leading
countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +16.49% cumulative
total return for the 12 months ended December 31, 2021.
For comparison, the Fund’s primary benchmark, the MSCI
Europe Value Index-NR (Local Currency), which measures
the performance of stocks exhibiting overall value style
characteristics in European developed markets, posted a
+22.61% cumulative total return, and the Fund’s secondary
benchmark, the MSCI Europe Value Index-NR (USD),
posted a +16.30% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
1
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants and higher inflation in an environment of persistent supply-chain disruptions and wage increases hindered global
equities at certain points during the 12-month period.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
1
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism.
Geographic Composition
12/31/21
% of Total
Net Assets
Germany 23.0%
France 19.9%
United Kingdom 18.8%
Netherlands 14.0%
Switzerland 6.4%
United States 3.1%
Greece 3.0%
Spain 2.9%
Ireland 2.1%
Belgium 2.0%
Short-Term Investments & Other Net Assets 4.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Mutual European Fund
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Annual Report
Investment Strategy
We follow a distinctive value investment approach that
combines investments in what we believe are undervalued
common stocks with, to a lesser extent, distressed debt
investing and merger arbitrage. Our style aims to provide
our shareholders with superior risk-adjusted results over
time. We employ rigorous, fundamental analysis to find
compelling situations. In our opinion, successful investing
is as much about assessing risk and containing losses as it
is about achieving profits. In choosing investments, we look at the market price of an individual company’s securities
relative to our evaluation of its intrinsic value based on
factors including book value, cash flow generation, long-
term earnings potential and earnings multiples. Our portfolio selection process generally includes an assessment of
the potential impacts of any material environmental, social
and governance (ESG) factors on the long-term risk and
return profile of a company. We may invest in bankrupt or
distressed companies if we believe the market overreacted
to adverse developments or failed to appreciate positive
changes, including restructuring. In addition, it is our practice to hedge the Fund’s currency exposure when we deem it
advantageous for our shareholders.
Manager’s Discussion
During 2021, the Fund underperformed its benchmark,
as stock selection and an underweight in financials, and
stock selection in materials and energy, detracted from
relative results. Conversely, an underweight in utilities, an overweight in information technology (IT) and stock selection in consumer discretionary contributed positively to relative results.
During the 12-month period, investments that detracted from
Fund performance included Accor, Credit Suisse Group (not
held at period-end) and Direct Line Insurance Group.
France-based high-end hotel chain operator Accor weighed
on relative performance as the emergence of the Delta
coronavirus variant has continued to keep travel, particularly in Europe, below pre-pandemic levels. We believe Accor’s
strong position in Europe and good pipeline of room growth
positions it well for an eventual pickup in travel over time.
Furthermore, the company continues to transition to a more
asset-light business model, in line with many of its peers.
Switzerland-based Credit Suisse Group detracted from
relative returns after dealing with several scandals earlier in the year including exposure to the collapse of Greensill
(not a Fund holding), a supply chain finance provider,
and the failure of prime broker client Archegos Capital
Management (not a Fund holding). As a result, the shares
are trading at a significant discount to peers, despite the
company’s premier wealth management platform with strong
positions in Europe, Asia, and Latin America. The company’s
new management team is focused on turning around
the business and further building its wealth management
operations in Asia and the Middle East.
Personal and small business general insurer Direct Line
Insurance Group detracted from relative returns during the
year amid concerns about a pricing review from regulators.
Nonetheless, the insurance business remains robust as the
pandemic has led to fewer claims overall, particularly in the motor vehicle business, and its cash generation remains
strong as evidenced by its recent dividend increase.
Top positive contributors to performance during the 12-month period included Cie Financière Richemont, Capgemini and
ING Groep. Capgemini and ING Groep are listed among the
Fund’s largest positions in the Top 10 Holdings table on page
5.
Swiss luxury goods company Cie Financière Richemont
boosted relative performance during the period following a
strong first-half earnings update. The company’s operating
results were better than anticipated with robust growth in
its jewelry business amid the ongoing recovery from the
impact of COVID-19 on its business in 2020. The company
has a leading portfolio of jewelry brands and, in our view,
can deliver consistent long-term growth, which should help
improve investor sentiment over time.
French IT services company Capgemini contributed to
relative returns over the period on strong financial results.
The company issued a robust trading statement during the
fourth quarter in which it raised guidance for the full year, despite facing a tough comparison with the year-earlier
Top 10 Industries
12/31/21
% of Total
Net Assets
a
Insurance 9.5%
Banks 9.4%
Pharmaceuticals 7.5%
Diversified Telecommunication Services 5.9%
Oil, Gas & Consumable Fuels 5.2%
Trading Companies & Distributors 4.9%
Textiles, Apparel & Luxury Goods 4.7%
Aerospace & Defense 4.5%
Software 4.2%
Beverages 4.1%

Franklin Mutual European Fund
5
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Annual Report
period. Capgemini reported that bookings climbed by
strong double digits due to accelerating demand for digital
and cloud services. The results reinforced our view that
Capgemini is well-positioned to capture structural growth in demand for digital IT services.
ING Groep, a Dutch financial services firm, supported
relative performance following upbeat financial results during the year. The company benefited from lower-than-expected
credit loss provisions and higher fees and reduced costs.
Net interest income was down, however. ING expects to
see ongoing growth in fees as it adds new services and
reprices existing ones. Furthermore, the bank has ample
excess capital that we expect will continue to be returned to shareholders.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
As fellow shareholders, we found recent relative
performance disappointing, but our strategy of seeking
undervalued stocks can lag the European growth equity
markets at times. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
European Fund. We look forward to continuing to serve your
investment needs.
Katrina Dudley, CFA
Co-Lead Portfolio Manager
Mandana Hormozi
Co-Lead Portfolio Manager
Todd Ostrow
Assistant Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Novartis AG 3.8%
Pharmaceuticals, Switzerland
GlaxoSmithKline plc 3.7%
Pharmaceuticals, United Kingdom
BNP Paribas SA 3.4%
Banks, France
NN Group NV 3.3%
Insurance, Netherlands
ING Groep NV 3.1%
Banks, Netherlands
Cie Generale des Etablissements Michelin SCA 3.1%
Auto Components, France
Hellenic Telecommunications Organization SA 3.0%
Diversified Telecommunication Services, Greece
ASR Nederland NV 3.0%
Insurance, Netherlands
Deutsche Telekom AG 3.0%
Diversified Telecommunication Services,
Germany
Capgemini SE 2.9%
IT Services, France

Performance Summary as of December 31, 2021
Franklin Mutual European Fund
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year +16.49% +16.49%
5-Year +31.14% +5.57%
10-Year +93.84% +6.84%
A
3
1-Year +16.23% +9.84%
5-Year +29.52% +4.12%
10-Year +88.70% +5.96%
See page 8 for Performance Summary footnotes.

Franklin Mutual European Fund
Performance Summary
7
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Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
1/1/12–12/31/21)
Class A
(1/1/12–12/31/21)

Franklin Mutual European Fund
Performance Summary
8
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the
U.K. from the European Union may increase market volatility. The Fund’s investments in smaller-company stocks carry an increased risk of price fluctuation, especially over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI Europe Value Index-NR (Local Currency and USD) is a market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in European developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Z $0.7708
A $0.7177
C $0.4936
R $0.6703
R6 $0.7904
Total Annual Operating Expenses
5
Share Class
Z 1.08%
A 1.33%

Your Fund’s Expenses
Franklin Mutual European Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,033.40 $5.48 $1,019.81 $5.45 1.07%
A $1,000 $1,031.90 $6.76 $1,018.55 $6.72 1.32%
C $1,000 $1,027.80 $10.55 $1,014.80 $10.48 2.06%
R $1,000 $1,030.80 $8.05 $1,017.28 $8.00 1.57%
R6 $1,000 $1,033.50 $5.14 $1,020.15 $5.11 1.00%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.49 $21.31 $17.89 $20.93 $19.20
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.56
c
0.54 0.49 0.35
Net realized and unrealized gains (losses) ........... 2.61 (1.92) 3.46 (2.80) 1.65
Total from investment operations .................... 3.19 (1.36) 4.00 (2.31) 2.00
Less distributions from:
Net investment income .......................... (0.77) (0.46) (0.58) (0.73) (0.27)
Net asset value, end of year ....................... $21.91 $19.49 $21.31 $17.89 $20.93
Total return .................................... 16.49% (6.23)% 22.28% (11.12)% 10.45%
Ratios to average net assets
Expenses
d ,e
.................................... 1.07%
f
1.08%
f
1.04% 1.04%
f
1.04%
Expenses - incurred in connection with securities sold short —% —% —% —%
g
—%
Net investment income ........................... 2.71% 3.19%
c
2.77% 2.38% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $457,644 $450,864 $789,012 $958,149 $1,328,622
Portfolio turnover rate ............................ 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.91 $20.67 $17.37 $20.33 $18.66
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.54
c
0.49 0.41 0.31
Net realized and unrealized gains (losses) ........... 2.54 (1.91) 3.33 (2.69) 1.58
Total from investment operations .................... 3.05 (1.37) 3.82 (2.28) 1.89
Less distributions from:
Net investment income .......................... (0.72) (0.39) (0.52) (0.68) (0.22)
Net asset value, end of year ....................... $21.24 $18.91 $20.67 $17.37 $20.33
Total return
d
................................... 16.23% (6.50)% 21.98% (11.29)% 10.14%
Ratios to average net assets
Expenses
e ,f
.................................... 1.32%
g
1.33%
g
1.29% 1.29%
g
1.29%
Expenses - incurred in connection with securities sold short —% —% —% —%
h
—%
Net investment income ........................... 2.45% 3.14%
c
2.52% 2.13% 1.50%
Supplemental data
Net assets, end of year (000’s) ..................... $281,685 $272,579 $512,218 $564,038 $714,915
Portfolio turnover rate ............................ 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.17 $20.93 $17.56 $20.38 $18.70
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.38
c
0.35 0.29 0.15
Net realized and unrealized gains (losses) ........... 2.54 (1.90) 3.35 (2.72) 1.60
Total from investment operations .................... 2.92 (1.52) 3.70 (2.43) 1.75
Less distributions from:
Net investment income .......................... (0.49) (0.24) (0.33) (0.39) (0.07)
Net asset value, end of year ....................... $21.60 $19.17 $20.93 $17.56 $20.38
Total return
d
................................... 15.32% (7.15)% 21.01% (11.96)% 9.37%
Ratios to average net assets
Expenses
e ,f
.................................... 2.07%
g
2.08%
g
2.04% 2.04%
g
2.04%
Expenses - incurred in connection with securities sold short —% —% —% —%
h
—%
Net investment income ........................... 1.83% 2.18%
c
1.77% 1.38% 0.75%
Supplemental data
Net assets, end of year (000’s) ..................... $24,236 $34,693 $61,743 $78,149 $179,123
Portfolio turnover rate ............................ 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.49 $20.27 $17.05 $19.97 $18.35
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.53
c
0.43 0.35 0.22
Net realized and unrealized gains (losses) ........... 2.48 (1.92) 3.27 (2.64) 1.60
Total from investment operations .................... 2.93 (1.39) 3.70 (2.29) 1.82
Less distributions from:
Net investment income .......................... (0.67) (0.39) (0.48) (0.63) (0.20)
Net asset value, end of year ....................... $20.75 $18.49 $20.27 $17.05 $19.97
Total return .................................... 15.96% (6.76)% 21.70% (11.54)% 9.92%
Ratios to average net assets
Expenses
d ,e
.................................... 1.58%
f
1.58%
f
1.54% 1.54%
f
1.54%
Expenses - incurred in connection with securities sold short —% —% —% —%
g
—%
Net investment income ........................... 2.21% 3.19%
c
2.27% 1.88% 1.25%
Supplemental data
Net assets, end of year (000’s) ..................... $639 $714 $733 $731 $821
Portfolio turnover rate ............................ 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.47 $21.29 $17.87 $20.91 $19.19
Income from investment operations
a
:
Net investment income
b
......................... 0.60 0.64
c
0.69 0.56 0.41
Net realized and unrealized gains (losses) ........... 2.60 (1.97) 3.33 (2.85) 1.62
Total from investment operations .................... 3.20 (1.33) 4.02 (2.29) 2.03
Less distributions from:
Net investment income .......................... (0.79) (0.49) (0.60) (0.75) (0.31)
Net asset value, end of year ....................... $21.88 $19.47 $21.29 $17.87 $20.91
Total return .................................... 16.56% (6.10)% 22.35% (10.94)% 10.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.02% 1.00% 0.94% 0.92% 0.88%
Expenses net of waiver and payments by affiliates
d,e
..... 0.99% 0.97% 0.93% 0.91% 0.88%
Expenses - incurred in connection with securities sold short —% —% —% —%
f
—%
Net investment income ........................... 2.78% 3.61%
c
2.88% 2.51% 1.91%
Supplemental data
Net assets, end of year (000’s) ..................... $35,798 $33,407 $44,561 $149,796 $294,660
Portfolio turnover rate ............................ 32.03% 24.04% 12.16% 35.42% 17.33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2021
Franklin Mutual European Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.1%
Aerospace & Defense 4.5%
a
Airbus SE ........................................... France 153,607 $ 19,637,536
BAE Systems plc ..................................... United Kingdom 2,234,016 16,645,964
36,283,500
Auto Components 3.1%
Cie Generale des Etablissements Michelin SCA .............. France 150,695 24,661,963
Banks 9.4%
BNP Paribas SA ...................................... France 392,420 27,110,887
CaixaBank SA ........................................ Spain 8,415,839 22,970,881
ING Groep NV ....................................... Netherlands 1,786,921 24,823,939
74,905,707
Beverages 4.1%
Anheuser-Busch InBev SA/NV ........................... Belgium 270,235 16,279,581
Heineken NV ........................................ Netherlands 145,140 16,321,108
32,600,689
Chemicals 3.9%
BASF SE ........................................... Germany 198,530 13,922,888
b
Covestro AG, 144A, Reg S .............................. Germany 275,899 16,967,620
30,890,508
Construction Materials 2.4%
HeidelbergCement AG ................................. Germany 278,881 18,858,924
Diversified Telecommunication Services 5.9%
Deutsche Telekom AG .................................. Germany 1,286,312 23,749,046
Hellenic Telecommunications Organization SA ................ Greece 1,289,726 23,807,748
47,556,794
Food Products 2.8%
Danone SA .......................................... France 357,075 22,178,049
Health Care Providers & Services 2.2%
Fresenius SE & Co. KGaA ............................... Germany 445,374 17,886,955
Hotels, Restaurants & Leisure 1.6%
a
Accor SA ........................................... France 385,893 12,498,226
Household Durables 2.8%
Berkeley Group Holdings plc ............................. United Kingdom 118,413 7,661,621
Persimmon plc ....................................... United Kingdom 186,692 7,230,124
Taylor Wimpey plc ..................................... United Kingdom 3,206,027 7,637,373
22,529,118
Household Products 2.5%
Reckitt Benckiser Group plc ............................. United Kingdom 233,301 20,067,079
Industrial Conglomerates 2.4%
Siemens AG ......................................... Germany 111,048 19,218,629
Insurance 9.5%
ASR Nederland NV .................................... Netherlands 517,151 23,797,680
Conduit Holdings Ltd. .................................. United States 1,190,000 6,960,722
Direct Line Insurance Group plc .......................... United Kingdom 5,181,143 19,561,568
NN Group NV ........................................ Netherlands 481,477 26,017,835
76,337,805

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 2.9%
Capgemini SE ........................................ France 94,330 $ 23,100,188
Machinery 3.6%
Alstom SA ........................................... France 217,688 7,724,091
Vossloh AG .......................................... Germany 413,802 21,213,980
28,938,071
Multi-Utilities 2.4%
RWE AG ............................................ Germany 482,808 19,546,263
Oil, Gas & Consumable Fuels 5.2%
BP plc .............................................. United Kingdom 4,474,679 20,033,061
Royal Dutch Shell plc, A ................................ Netherlands 973,315 21,312,288
41,345,349
Pharmaceuticals 7.5%
GlaxoSmithKline plc ................................... United Kingdom 1,369,794 29,799,958
Novartis AG ......................................... Switzerland 348,036 30,547,428
60,347,386
Software 4.2%
b
Avast plc, 144A, Reg S ................................. United States 2,156,101 17,706,065
Software AG ......................................... Germany 408,632 16,267,241
33,973,306
Textiles, Apparel & Luxury Goods 4.6%
adidas AG ........................................... Germany 58,815 16,922,119
Cie Financiere Richemont SA ............................ Switzerland 134,000 20,001,225
36,923,344
Tobacco 2.7%
British American Tobacco plc ............................. United Kingdom 580,351 21,531,922
Trading Companies & Distributors 4.9%
a
AerCap Holdings NV ................................... Ireland 253,601 16,590,577
Rexel SA ........................................... France 1,103,893 22,338,893
38,929,470
Total Common Stocks (Cost $652,172,082) .....................................
761,109,245
Warrants
Warrants 0.1%
Textiles, Apparel & Luxury Goods 0.1%
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 518,373
Total Warrants (Cost $—) .....................................................
518,373
Total Long Term Investments (Cost $652,172,082) ...............................
761,627,618
a
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
c
FHLB, 1/03/22 ....................................... United States 1,700,000 1,700,000

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
c
U.S. Treasury Bills ,
1/06/22 ........................................... United States 3,000,000 $ 3,000,000
2/17/22 ........................................... United States 3,000,000 2,999,906
4/28/22 ........................................... United States 1,500,000 1,499,659
5/26/22 ........................................... United States 2,000,000 1,999,293
9,498,858
Total U.S. Government and Agency Securities (Cost $11,198,912) .................
11,198,858
Total Short Term Investments (Cost $11,198,912 ) ................................
11,198,858
a
Total Investments (Cost $663,370,994) 96.6% ...................................
$772,826,476
Other Assets, less Liabilities 3.4% .............................................
27,175,060
Net Assets 100.0% ...........................................................
$800,001,536
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $34,673,685, representing 4.3% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 92 $ 10,680,280 3/18/22 $ 302,476
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,104 157,354,500 3/14/22 (839,007)
Foreign Exchange GBP/USD ................... Short 1,182 99,960,262 3/14/22 (2,143,773)
Total Futures Contracts ...................................................................... $(2,680,304)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 8,612,727 11,749,616 1/18/22 $ 3,633 $ (105,550)
British Pound ...... BOFA Sell 1,117,750 1,548,610 1/18/22 36,984 —
British Pound ...... HSBK Buy 2,662,866 3,579,756 1/18/22 25,558 (4,101)
British Pound ...... SSBT Buy 1,100,808 1,507,991 1/18/22 — (19,277)
British Pound ...... SSBT Sell 44,831,036 62,110,764 1/18/22 1,482,064 —
British Pound ...... UBSW Buy 5,755,218 7,869,753 1/18/22 245 (86,744)
British Pound ...... UBSW Sell 2,992,546 4,116,839 1/18/22 69,773 —
Swiss Franc ....... HSBK Buy 4,310,497 4,697,340 1/20/22 29,778 —
Swiss Franc ....... HSBK Sell 55,923,192 60,566,065 1/20/22 — (762,244)
Swiss Franc ....... SSBT Buy 715,654 782,740 1/20/22 2,084 —
Swiss Franc ....... UBSW Buy 10,825,144 11,698,095 1/20/22 173,326 —
Swiss Franc ....... UBSW Sell 4,201,063 4,557,252 1/20/22 — (49,854)
Euro ............. BOFA Buy 236,022 266,650 1/24/22 1,958 —
Euro ............. BOFA Sell 17,566,704 20,624,409 1/24/22 632,329 —
Euro ............. HSBK Buy 224,852 254,869 1/24/22 1,027 —
Euro ............. HSBK Sell 19,853,424 23,353,320 1/24/22 758,801 —
Euro ............. SSBT Sell 2,221,223 2,629,203 1/24/22 101,304 —
Euro ............. UBSW Buy 3,075,556 3,467,747 1/24/22 32,440 —
Euro ............. UBSW Sell 897,470 1,062,766 1/24/22 41,385 —
Euro ............. BOFA Sell 19,678,677 22,866,356 2/07/22 464,414 —
Euro ............. HSBK Sell 1,013,461 1,178,858 2/07/22 25,147 —
Euro ............. SSBT Sell 18,155,404 21,099,285 2/07/22 431,417 —
Euro ............. UBSW Sell 6,233,938 7,197,695 2/07/22 101,063 —
Euro ............. BOFA Sell 53,257,664 61,138,010 4/19/22 413,830 (3,621)
Euro ............. HSBK Sell 571,508 648,226 4/19/22 160 (3,604)
Euro ............. SSBT Sell 103,019 117,189 4/19/22 — (280)
Euro ............. UBSW Sell 54,620,975 62,687,708 4/19/22 409,866 (4,493)
Total Forward Exchange Contracts ................................................... $5,238,586 $(1,039,768)
Net unrealized appreciation (depreciation) ............................................ $4,198,818

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
See Note 10 regarding other derivative information.
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 37 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
European Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $663,370,994
Value - Unaffiliated issuers .................................................................. $772,826,476
Cash .................................................................................... 7,672,754
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 3,662,000
Receivables:
Investment securities sold ................................................................... 503,780
Capital shares sold ........................................................................ 168,786
Dividends and interest ..................................................................... 4,626,401
European Union tax reclaims (Note 1 g ) ......................................................... 13,300,497
Deposits with brokers for:
Futures contracts ........................................................................ 5,749,053
Unrealized appreciation on OTC forward exchange contracts .......................................... 5,238,586
Other assets .............................................................................. 357,911
Total assets .......................................................................... 814,106,244
Liabilities:
Payables:
Capital shares redeemed ................................................................... 731,423
Management fees ......................................................................... 584,702
Distribution fees .......................................................................... 79,565
Transfer agent fees ........................................................................ 120,289
Trustees' fees and expenses ................................................................. 168,359
IRS closing agreement fees for European Union tax reclaims (Note 1 g ) ................................. 6,206,729
Variation margin on futures contracts ........................................................... 991,555
Due to brokers ............................................................................. 3,662,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,039,768
Accrued expenses and other liabilities ........................................................... 520,318
Total liabilities ......................................................................... 14,104,708
Net assets, at value ................................................................. $800,001,536
Net assets consist of:
Paid-in capital ............................................................................. $856,022,729
Total distributable earnings (losses) ............................................................. (56,021,193)
Net assets, at value ................................................................. $800,001,536

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Mutual
European Fund
Class Z:
Net assets, at value ....................................................................... $457,643,545
Shares outstanding ........................................................................ 20,886,140
Net asset value and maximum offering price per share ............................................. $21.91
Class A:
Net assets, at value ....................................................................... $281,684,999
Shares outstanding ........................................................................ 13,261,753
Net asset value per share
a
.................................................................. $21.24
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $22.48
Class C:
Net assets, at value ....................................................................... $24,235,559
Shares outstanding ........................................................................ 1,121,839
Net asset value and maximum offering price per share
a
............................................. $21.60
Class R:
Net assets, at value ....................................................................... $639,120
Shares outstanding ........................................................................ 30,807
Net asset value and maximum offering price per share ............................................. $20.75
Class R6:
Net assets, at value ....................................................................... $35,798,313
Shares outstanding ........................................................................ 1,635,860
Net asset value and maximum offering price per share ............................................. $21.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
European Fund
Investment income:
Dividends: (net of foreign taxes of $1,878,288)
Unaffiliated issuers ........................................................................ $27,416,076
Interest:
Unaffiliated issuers ........................................................................ 15,798
Other income (Note 1 g ) ...................................................................... 3,502,248
Total investment income ................................................................... 30,934,122
Expenses:
Management fees (Note 3 a ) ................................................................... 7,155,685
Distribution fees: (Note 3c )
    Class A ................................................................................ 709,077
    Class C ................................................................................ 302,359
    Class R ................................................................................ 3,112
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 492,961
    Class A ................................................................................ 298,828
    Class C ................................................................................ 31,976
    Class R ................................................................................ 654
    Class R6 ............................................................................... 16,630
Custodian fees (Note 4 ) ...................................................................... 71,732
Reports to shareholders fees .................................................................. 194,233
Registration and filing fees .................................................................... 96,573
Professional fees ........................................................................... 121,618
Trustees' fees and expenses .................................................................. 86,444
Other .................................................................................... 189,867
Total expenses ......................................................................... 9,771,749
Expense reductions (Note 4 ) ............................................................... (84)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (9,548)
Net expenses ......................................................................... 9,762,117
Net investment income ................................................................ 21,172,005
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 23,795,981
Controlled affiliates (Note 3f and 11) .......................................................... (5,650,155)
Foreign currency transactions ................................................................ (267,347)
Forward exchange contracts ................................................................. (277,525)
Futures contracts ......................................................................... 13,439,961
Net realized gain (loss) .................................................................. 31,040,915
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 45,802,032
Controlled affiliates (Note 3f and 11) .......................................................... 6,282,509
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,589,903)
Forward exchange contracts ................................................................. 19,971,938
Futures contracts ......................................................................... 23,743
Net change in unrealized appreciation (depreciation) ............................................ 70,490,319
Net realized and unrealized gain (loss) ............................................................ 101,531,234
Net increase (decrease) in net assets resulting from operations .......................................... $122,703,239

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Mutual European Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,172,005 $29,682,321
Net realized gain (loss) ................................................. 31,040,915 (220,932,200)
Net change in unrealized appreciation (depreciation) ........................... 70,490,319 32,954,428
Net increase (decrease) in net assets resulting from operations ................ 122,703,239 (158,295,451)
Distributions to shareholders:
Class Z ............................................................. (15,926,586) (10,843,330)
Class A ............................................................. (9,419,264) (6,539,024)
Class C ............................................................. (570,434) (465,752)
Class R ............................................................. (20,425) (14,566)
Class R6 ............................................................ (1,269,921) (851,982)
Total distributions to shareholders .......................................... (27,206,630) (18,714,654)
Capital share transactions: (Note 2 )
Class Z ............................................................. (48,044,865) (227,283,400)
Class A ............................................................. (23,274,928) (185,469,446)
Class C ............................................................. (14,611,281) (19,544,155)
Class R ............................................................. (145,394) 50,875
Class R6 ............................................................ (1,676,181) (6,753,561)
Total capital share transactions ............................................ (87,752,649) (438,999,687)
Net increase (decrease) in net assets ................................... 7,743,960 (616,009,792)
Net assets:
Beginning of year ....................................................... 792,257,576 1,408,267,368
End of year ........................................................... $800,001,536 $792,257,576

Franklin Mutual Series Funds
Notes to Financial Statements
Franklin Mutual European Fund
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1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual European Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class R6.
Effective August 2, 2021, Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Prior to August 2, 2021, Class
C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements
25
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Franklin Mutual European Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $1,906,654
in U.S. Treasury Bills, Bonds and Notes as collateral for
derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
27
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(continued)
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2021, the Fund had no securities sold short.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended December 31, 2021, the Fund received EU reclaims
in excess of the foreign taxes paid during the year. The Fund previously entered into a closing agreement with the IRS and any adjustments to the estimated fees are reflected as other income in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
28
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(continued)
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 1,924,462 $41,875,442 3,375,088 $58,616,261
Shares issued in reinvestment of distributions .......... 687,137 14,708,283 537,877 10,019,489
Shares redeemed ............................... (4,859,850) (104,628,590) (17,811,853) (295,919,150)
Net increase (decrease) .......................... (2,248,251) $(48,044,865) (13,898,888) $(227,283,400)
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
29
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Franklin Mutual European Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,186,474 $25,072,584 3,581,794 $56,839,029
Shares issued in reinvestment of distributions .......... 433,686 9,001,850 308,074 5,527,258
Shares redeemed ............................... (2,770,582) (57,349,362) (14,259,425) (247,835,733)
Net increase (decrease) .......................... (1,150,422) $(23,274,928) (10,369,557) $(185,469,446)
Class C Shares:
Shares sold ................................... 108,558 $2,310,237 106,324 $1,854,156
Shares issued in reinvestment of distributions .......... 26,553 561,304 25,992 455,449
Shares redeemed
a
.............................. (823,111) (17,482,822) (1,271,750) (21,853,760)
Net increase (decrease) .......................... (688,000) $(14,611,281) (1,139,434) $(19,544,155)
Class R Shares:
Shares sold ................................... 9,141 $189,771 9,455 $165,585
Shares issued in reinvestment of distributions .......... 1,007 20,425 829 14,566
Shares redeemed ............................... (17,956) (355,590) (7,862) (129,276)
Net increase (decrease) .......................... (7,808) $(145,394) 2,422 $50,875
Class R6 Shares:
Shares sold ................................... 238,083 $5,116,650 386,102 $6,622,641
Shares issued in reinvestment of distributions .......... 11,304 241,602 9,215 171,502
Shares redeemed ............................... (329,726) (7,034,433) (772,654) (13,547,704)
Net increase (decrease) .......................... (80,339) $(1,676,181) (377,337) $(6,753,561)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.875% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $12,073
CDSC retained .............................................................................. $3,163
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
31
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $841,049, of which $402,825 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $9,000 $(9,000) $— $— $— — $—
Total Affiliated Securities ... $— $9,000 $(9,000) $— $— $— $—
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual European Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
During the year ended December 31, 2021, the Fund utilized $52,168,698 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, corporate actions and futures contracts.
a
Projected benefit obligation at December 31, 2021 ...... $145,912
b
Increase (decrease) in projected benefit obligation ...... $12,152
Benefit payments made to retired trustees ............. $(415)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations. The increase (decrease) was primarily due to demographic losses.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,359,012
Long term ................................................................................ 152,896,913
Total capital loss carryforwards ............................................................... $179,255,925
2021 2020
Distributions paid from:
Ordinary income .......................................................... $27,206,630 $18,714,654
Cost of investments .......................................................................... $666,142,921
Unrealized appreciation ........................................................................ $156,659,083
Unrealized depreciation ........................................................................ (48,457,014)
Net unrealized appreciation (depreciation) .......................................................... $108,202,069
Distributable earnings:
Undistributed ordinary income ................................................................... $5,267,425

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual European Fund
(continued)
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$241,832,311 and $296,189,998, respectively.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual European Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 2,982,780
a
Unrealized appreciation on OTC
forward exchange contracts
5,238,586 Unrealized depreciation on OTC
forward exchange contracts
1,039,768
Equity contracts ...........
Variation margin on futures
contracts
302,476
a
Variation margin on futures
contracts
—
Total .................... $5,541,062 $4,022,548
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual European Fund
(continued)
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts represented
$270,098,493. The average month end contract value of forward exchange contracts was $365,160,914.
See Note 1(c) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2021, investments in “affiliated companies” were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual European Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $13,847,185 Futures contracts $(278,733)
Forward exchange contracts (277,525) Forward exchange contracts 19,971,938
Equity Contracts ..............
Futures contracts (407,224) Futures contracts 302,476
Total ....................... $13,162,436 $19,995,681
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Mutual European Fund
Controlled Affiliates
a
Dividends
Euro Wagon LP ...... $ — $ — $ (632,354)
b
$ (5,650,155)
b
$ 6,282,509 $ —
c
— $ —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $— $— $(632,354) $ (5,650,155) $ 6,282,509 $— $—
a
Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of December 31, 2021, no longer held by the fund.
10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual European Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 36,283,500 $ — $ 36,283,500
Auto Components ...................... — 24,661,963 — 24,661,963
Banks ............................... — 74,905,707 — 74,905,707
Beverages ........................... — 32,600,689 — 32,600,689
Chemicals ........................... — 30,890,508 — 30,890,508
Construction Materials .................. — 18,858,924 — 18,858,924
Diversified Telecommunication Services ..... — 47,556,794 — 47,556,794
Food Products ........................ — 22,178,049 — 22,178,049
Health Care Providers & Services .......... — 17,886,955 — 17,886,955
Hotels, Restaurants & Leisure ............. — 12,498,226 — 12,498,226
Household Durables .................... — 22,529,118 — 22,529,118
Household Products .................... — 20,067,079 — 20,067,079
Industrial Conglomerates ................ — 19,218,629 — 19,218,629
Insurance ............................ 6,960,722 69,377,083 — 76,337,805

Franklin Mutual Series Funds
Notes to Financial Statements
36
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Franklin Mutual European Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
IT Services ........................... $ — $ 23,100,188 $ — $ 23,100,188
Machinery ............................ — 28,938,071 — 28,938,071
Multi-Utilities .......................... — 19,546,263 — 19,546,263
Oil, Gas & Consumable Fuels ............. — 41,345,349 — 41,345,349
Pharmaceuticals ....................... — 60,347,386 — 60,347,386
Software ............................. 17,706,065 16,267,241 — 33,973,306
Textiles, Apparel & Luxury Goods .......... — 36,923,344 — 36,923,344
Tobacco ............................. — 21,531,922 — 21,531,922
Trading Companies & Distributors .......... 16,590,577 22,338,893 — 38,929,470
Warrants .............................. 518,373 — — 518,373
Short Term Investments ................... 9,498,858 1,700,000 — 11,198,858
Total Investments in Securities ........... $51,274,595 $721,551,881
a
$— $772,826,476
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 5,238,586 $ — $ 5,238,586
Futures contracts ........................ 302,476 — — 302,476
Total Other Financial Instruments ......... $302,476 $5,238,586 $— $5,541,062
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,039,768 $ — $ 1,039,768
Futures contracts ........................ 2,982,780 — — 2,982,780
Total Other Financial Instruments ......... $2,982,780 $1,039,768 $— $4,022,548
a
Includes foreign securities valued at $719,851,881, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual European Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
FHLB
Federal Home Loan Banks
Index
EAFE Europe, Australasia and the Far East
MSCI Morgan Stanley Capital International

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
38
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual European Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual European Fund (the “Fund”) (one
of the funds constituting Franklin Mutual Series Funds), including the statement of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual European Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 18, 2022

Franklin Mutual Series Funds
Tax Information (unaudited)
39
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Franklin Mutual European Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $27,165,469
Section 163(j) Interest Earned §163(j) $15,884
Interest Earned from Federal Obligations Note (1) $8,724

Franklin Mutual Series Funds
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995
and Chairperson since
2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (2020-present) and
FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (February 2021-present);
and formerly , FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.

Franklin Mutual Series Funds
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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Independent Board Members
(continued)

Franklin Mutual Series Funds
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee Since March 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since April 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
43
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson and Jennifer M. Johnson are considered to be interested people of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective September 30, 2021, Peter A. Langerman ceased to be a trustee of the Trust.
Note 4: Effective December 31, 2021, Burton J. Greenwald ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
44
franklintempleton.com
Annual Report
and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
45
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

478 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual European Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Financial Services
Fund
A Series of Franklin Mutual Series Funds
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Financial Services Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the start of 2021 brought much needed optimism. Prior to the
start of the period, authorities in the United States and
Europe approved the first vaccines for emergency use. The
U.S. also passed an additional stimulus package, delivering
financial assistance to many people in need. Ten-year
U.S. Treasury yields rose as investors began to anticipate
a possible economic recovery. This economic optimism
sparked a rotation out of growth stocks and into value stocks over the first half of the year.
The rotation into many “reopening” names meant companies
which had benefited from consumer behavior shifts during
the lockdown, such as online payment processors, online
retailers, and remote worker infrastructure providers, fell
out of favor. Instead, companies positioned to benefit from
economic reopening, such as hotels, casinos, restaurants,
and other leisure companies, received a boost. Smaller
capitalization companies, which tend to be more sensitive to the economic cycle, outperformed their larger capitalization counterparts during the first half of the period. The new
Biden administration, and its focus on overhauling America’s infrastructure, also supported a rally in building products
companies and other potential beneficiaries of greater
stimulus spending. The U.S. government successfully
passed another stimulus bill in March 2021.
By the late spring of 2021, massive amounts of fiscal and
monetary stimulus, combined with increased consumer
spending and supply chain difficulties, led to building
inflationary pressure and rising interest rates. While this
propelled some areas of the market upward, such as the
financials and energy sectors, growing investor concern
about rising interest rates stoked pockets of volatility.
Furthermore, differences in regional vaccination rates
constrained a widespread economic reopening as the highly
contagious COVID-19 Delta variant forced some countries
to reinstate business and travel restrictions. The reopening trade stalled, and growth stocks once again generally
outperformed value stocks during much of the late summer
and fall.
Volatility increased in September 2021 and markets fell over the final weeks of the third calendar quarter, as continued
supply chain disruptions, inflationary pressures and hawkish central bank commentary stoked investor anxiety. Markets
stabilized and rebounded in October with some indices
reaching new records. However, high volatility crept in
again in late November as the COVID-19 Omicron variant
emerged, but it was short lived. At year-end, both growth and value returns for the 12-month period were strong, as the
two styles ended the year with comparable results.
Not all progress is evidenced by a steady march forward.
Ongoing uncertainties surrounding COVID-19, supply chain
disruptions and inflation continued to affect financial markets.
As these elements influence investor behavior, pockets of
volatility may continue to crop up. However, market volatility can often present opportunities. As an organization, Franklin
Mutual Series remains dedicated to using fundamental
research, coupled with a long-term approach, to identify
attractively valued companies that can offer both meaningful upside potential and a degree of downside protection in
periods of financial market turbulence.
On the following pages, the portfolio management team
reviews investment decisions made during the past 12
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin Mutual Financial Services Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 36
Tax Information 37
Board Members and Officers 38
Shareholder Information 43
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Mutual Financial Services Fund
This annual report for Franklin Mutual Financial Services
Fund covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
Under normal market conditions, the Fund invests at least
80% of its net assets in securities of financial services
companies that we believe are available at market prices
less than their intrinsic value. The Fund invests primarily
in undervalued equity securities, mainly common stocks
with a substantial focus on mid- and large cap companies
and may invest a significant portion of its equity portfolio in small-cap companies. To a significantly lesser extent, the
Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest in
foreign securities without limit. The Geographic Composition table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +23.98% cumulative
total return for the 12 months ended December 31, 2021.
For comparison, the Fund’s primary benchmark, the MSCI
World Financials Index-NR (USD), which captures large-
and mid-cap representation across developed market
countries, posted a +27.87% cumulative total return.
1
Also
for comparison, the Standard & Poor’s
®
500 (S&P 500
®
)
Financials Index, which consists of all financial stocks in
the S&P 500, posted a +28.71% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
1
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants and higher inflation in an environment of persistent supply-chain disruptions and wage increases hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
Geographic Composition
12/31/21
% of Total
Net Assets
United States 51.4%
Netherlands 10.9%
United Kingdom 9.1%
France 4.3%
Germany 3.5%
Italy 3.1%
Austria 3.0%
Spain 2.8%
Ireland 2.7%
Jordan 2.4%
China 1.8%
Switzerland 1.7%
Other 1.0%
Short-Term Investments & Other Net Assets 2.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).The SOI begins on page
15
.

Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
1
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -2.49% total return for the 12-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth in
2021’s first three quarters was slower than in 2020’s second half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency and several smaller developer defaults
pressured Asian stocks during 2021’s fourth quarter.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
We strive to provide investors with superior risk-adjusted
returns over time through our distinctive, value investment
style, which includes investments in undervalued common
stocks, and to a significantly lesser extent, distressed debt and merger arbitrage. Rigorous fundamental analysis
drives our investment process. We attempt to determine
each investment’s intrinsic value as well as the price at
which we would be willing to commit shareholder funds.
While valuation remains our key consideration, we utilize
numerous fundamental factors such as return on equity,
financial leverage and long-term earnings power. We
also consider factors such as management quality and
competitive position. As always, our approach to investing
is as much about assessing risk and containing losses as
it is about achieving profits. Our portfolio selection process generally includes an assessment of the potential impacts
of any material environmental, social and governance
(ESG) factors on the long-term risk and return profile of a
company. In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
In 2021, the Fund underperformed its benchmark, as
security selection in the capital markets industry, stock
selection and off-benchmark exposure to the information
technology sector, where the Fund holds a few payments
companies, and stock selection in the diversified financials industry, detracted from relative results. Conversely, security selection in the banks and consumer finance industries
boosted relative returns.
Portfolio Composition
12/31/21
% of Total
Net Assets
Banks 38.6%
Insurance 37.5%
Diversified Financial Services 6.1%
Capital Markets 5.7%
IT Services 4.4%
Household Durables 2.4%
Consumer Finance 1.3%
Equity Real Estate Investment Trusts (REITs) 1.1%
Other 0.6%
Short-Term Investments & Other Net Assets 2.3%

Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
During the 12-month period, investments that detracted from
Fund performance included Direct Line Insurance Group,
Credit Suisse Group and Global Payments.
Personal and small business general insurer Direct Line
Insurance Group detracted from relative returns during the
year amid concerns about a pricing review from regulators.
Nonetheless, the insurance business remains robust as the
pandemic has led to fewer claims overall, particularly in the motor vehicle business, and its cash generation remains
strong as evidenced by its recent dividend increase.
Switzerland-based Credit Suisse Group detracted from
relative returns after dealing with several scandals earlier in the year, including exposure to the collapse of Greensill
(not a Fund holding), a supply chain finance provider,
and the failure of prime broker client Archegos Capital
Management (not a Fund holding). As a result, the shares
are trading at a significant discount to peers, despite the
company’s premier wealth management platform with strong
positions in Europe, Asia, and Latin America. The company’s
new management team is focused on turning around
the business and further building its wealth management
operations in Asia and the Middle East.
Payments firm Global Payments was a relative detractor
during the period. The stock has been under pressure as
concerns remain over potential market share losses to the
modern age FinTech players and a slew of new listings lead
to a rotation of capital in the space. Nonetheless, we see
opportunity for Global Payments over the longer term, as we
believe it is well-positioned to benefit from the continued shift from cash to electronic payments and has good exposure to
the high-yielding smaller- and medium-sized merchants.
Top positive contributors to performance during the 12-month period included Capital One Financial, ING Groep and
BAWAG Group. ING Groep is listed among the Fund’s
largest positions in the Top 10 Holdings table on this page.
Capital One Financial boosted relative performance amid
a strong period for financial stocks in general in 2021.
We believe Capital One is one of the best managed and
positioned consumer banks in the United States, with a good
brand and strong franchises in credit card and auto lending.
Furthermore, the bank has invested heavily in technology
as evidenced by being the first U.S. bank to migrate its
technology to the cloud.
ING Groep, a Dutch financial services firm, supported
relative performance following upbeat financial results
during the year. The company benefited from lower-than-
expected credit loss provisions, higher fees, and reduced
costs. Net interest income was down, however. ING expects
to see ongoing growth in fees as it adds new services and
reprices existing ones. Furthermore, the bank has ample
excess capital that we expect will continue to be returned to shareholders.
Austrian bank BAWAG Group was a relative contributor for
the year. The bank is one of the most profitable in Europe,
by our analysis, with a good management team and the
ability to undertake profitable acquisitions. Management
also laid out ambitious goals to boost growth and improve
returns. Furthermore, the bank has ample excess capital,
a portion of which is in the process of being returned to
shareholders.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
As fellow shareholders, we found recent relative
performance disappointing, but our strategy of seeking
undervalued stocks and focus on special situation
investments, including distressed investments and merger
arbitrage, can lag the growth equity markets at times. We
remain committed to our disciplined, value investment
approach as we seek to generate attractive, long-term, risk-
adjusted returns for shareholders.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
BNP Paribas SA 4.3%
Banks, France
ING Groep NV 4.3%
Banks, Netherlands
Wells Fargo & Co. 4.2%
Banks, United States
Citizens Financial Group, Inc. 4.1%
Banks, United States
Hartford Financial Services Group, Inc. (The) 4.1%
Insurance, United States
Everest Re Group Ltd. 4.0%
Insurance, United States
Voya Financial, Inc. 3.9%
Diversified Financial Services, United States
Barclays plc 3.7%
Banks, United Kingdom
MetLife, Inc. 3.6%
Insurance, United States
Alleghany Corp. 3.5%
Insurance, United States

Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin Mutual Financial
Services Fund. We look forward to continuing to serve your
investment needs.
Andrew B. Dinnhaupt, CFA
Lead Portfolio Manager
Luis Hernandez
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year +23.98% +23.98%
5-Year +30.94% +5.54%
10-Year +165.96% +10.28%
A
3
1-Year +23.70% +16.89%
5-Year +29.37% +4.11%
10-Year +158.77% +9.36%
See page 9 for Performance Summary footnotes.

Franklin Mutual Financial Services Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
1/1/12–12/31/21)
Class A
(1/1/12–12/31/21)

Franklin Mutual Financial Services Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. The
Fund concentrates its investments in companies operating in the financial services industry, and is particularly sensitive to associated risks, including interest rate risks, economic risks, competition and political risks. Special risks are associated with foreign investing, including currency fluctuations, economic instabili-
ty and political developments. Investing in a single-sector fund involves special risks, including greater sensitivity to economic, political or regulatory develop-
ments impacting the sector. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI World Financials Index-NR (USD) captures large- and mid-cap representation across developed market countries. Net Returns (NR)
include income net of tax withholding when dividends are paid. The S&P 500 Financials Index is market capitalization-weighted and consists of all financial stocks in the S&P
500. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Z $0.3767
A $0.3156
C $0.0943
R6 $0.4036
Total Annual Operating Expenses
5
Share Class
Z 1.14%
A 1.39%

Your Fund’s Expenses
Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,053.60 $5.96 $1,019.40 $5.86 1.15%
A $1,000 $1,052.20 $7.25 $1,018.14 $7.13 1.40%
C $1,000 $1,047.90 $11.09 $1,014.38 $10.91 2.15%
R6 $1,000 $1,054.00 $5.42 $1,019.93 $5.33 1.05%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.89 $22.78 $19.46 $24.14 $21.65
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.18 0.38 0.38
c
0.22
Net realized and unrealized gains (losses) ........... 4.54 (1.72) 3.38 (4.37) 2.76
Total from investment operations .................... 5.00 (1.54) 3.76 (3.99) 2.98
Less distributions from:
Net investment income .......................... (0.38) (0.35) (0.44) (0.17) (0.49)
Net realized gains ............................. — — — (0.52) —
Total distributions ............................... (0.38) (0.35) (0.44) (0.69) (0.49)
Net asset value, end of year ....................... $25.51 $20.89 $22.78 $19.46 $24.14
Total return .................................... 23.98% (6.70)% 19.32% (16.49)% 13.77%
Ratios to average net assets
Expenses
d
.................................... 1.12%
e
1.14%
e
1.10% 1.09%
e
1.09%
Net investment income ........................... 1.87% 0.99% 1.80% 1.61%
c
0.95%
Supplemental data
Net assets, end of year (000’s) ..................... $128,352 $104,183 $139,189 $142,212 $210,825
Portfolio turnover rate ............................ 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.29%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.95 $22.85 $19.52 $24.21 $21.70
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.26 0.33 0.31
c
0.16
Net realized and unrealized gains (losses) ........... 4.56 (1.86) 3.38 (4.36) 2.78
Total from investment operations .................... 4.96 (1.60) 3.71 (4.05) 2.94
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.38) (0.12) (0.43)
Net realized gains ............................. — — — (0.52) —
Total distributions ............................... (0.32) (0.30) (0.38) (0.64) (0.43)
Net asset value, end of year ....................... $25.59 $20.95 $22.85 $19.52 $24.21
Total return
d
................................... 23.70% (6.95)% 19.06% (16.72)% 13.55%
Ratios to average net assets
Expenses
e
.................................... 1.37%
f
1.39%
f
1.35% 1.34%
f
1.34%
Net investment income ........................... 1.62% 1.42% 1.55% 1.36%
c
0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $259,203 $209,222 $278,968 $298,878 $368,850
Portfolio turnover rate ............................ 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.04%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.78 $22.65 $19.32 $24.08 $21.60
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.20 0.12 0.18 0.15
c
(0.01)
Net realized and unrealized gains (losses) ........... 4.52 (1.86) 3.32 (4.33) 2.74
Total from investment operations .................... 4.72 (1.74) 3.50 (4.18) 2.73
Less distributions from:
Net investment income .......................... (0.09) (0.13) (0.17) (0.06) (0.25)
Net realized gains ............................. — — — (0.52) —
Total distributions ............................... (0.09) (0.13) (0.17) (0.58) (0.25)
Net asset value, end of year ....................... $25.41 $20.78 $22.65 $19.32 $24.08
Total return
d
................................... 22.74% (7.66)% 18.15% (17.35)% 12.66%
Ratios to average net assets
Expenses
e
.................................... 2.12%
f
2.14%
f
2.10% 2.09%
f
2.09%
Net investment income (loss) ...................... 0.83% 0.69% 0.80% 0.61%
c
(0.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $25,503 $27,498 $46,132 $58,610 $134,117
Portfolio turnover rate ............................ 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.03 $22.93 $19.58 $24.30 $21.79
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.33 0.42 0.41
c
0.25
Net realized and unrealized gains (losses) ........... 4.58 (1.85) 3.40 (4.41) 2.78
Total from investment operations .................... 5.05 (1.52) 3.82 (4.00) 3.03
Less distributions from:
Net investment income .......................... (0.40) (0.38) (0.47) (0.20) (0.52)
Net realized gains ............................. — — — (0.52) —
Total distributions ............................... (0.40) (0.38) (0.47) (0.72) (0.52)
Net asset value, end of year ....................... $25.68 $21.03 $22.93 $19.58 $24.30
Total return .................................... 24.09% (6.57)% 19.51% (16.41)% 13.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.16% 1.05% 1.06% 0.97%
Expenses net of waiver and payments by affiliates
d
...... 1.02% 1.02% 0.97% 0.97% 0.95%
Net investment income ........................... 1.89% 1.83% 1.93% 1.73%
c
1.09%
Supplemental data
Net assets, end of year (000’s) ..................... $2,995 $2,191 $2,931 $3,371 $4,523
Portfolio turnover rate ............................ 28.64% 28.18% 17.06% 33.11% 67.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2021
Franklin Mutual Financial Services Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Banks 38.6%
a
AB&T Financial Corp. .................................. United States 226,100 $ 221,578
Bank of America Corp. ................................. United States 191,738 8,530,424
Barclays plc ......................................... United Kingdom 5,970,072 15,194,989
b
BAWAG Group AG, 144A, Reg S .......................... Austria 206,132 12,632,354
BNP Paribas SA ...................................... France 259,382 17,919,770
CaixaBank SA ........................................ Spain 4,277,324 11,674,879
Citizens Financial Group, Inc. ............................ United States 360,057 17,012,693
First Horizon Corp. .................................... United States 454,876 7,428,125
ING Groep NV ....................................... Netherlands 1,280,801 17,792,911
Primis Financial Corp. .................................. United States 718,833 10,811,248
Synovus Financial Corp. ................................ United States 234,111 11,206,894
UniCredit SpA ........................................ Italy 834,672 12,819,898
Wells Fargo & Co. ..................................... United States 361,870 17,362,523
160,608,286
Capital Markets 5.7%
Credit Suisse Group AG, A .............................. Switzerland 749,626 7,259,723
c
Deutsche Bank AG .................................... Germany 1,162,459 14,467,005
b
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,396,063 2,168,163
23,894,891
Consumer Finance 1.3%
Capital One Financial Corp. ............................. United States 36,844 5,345,696
Diversified Financial Services 6.1%
M&G plc ............................................ United Kingdom 3,333,617 9,011,160
Voya Financial, Inc. .................................... United States 244,300 16,199,533
25,210,693
Equity Real Estate Investment Trusts (REITs) 1.1%
Vornado Realty Trust ................................... United States 105,533 4,417,611
Household Durables 2.4%
Cairn Homes plc ...................................... Ireland 7,837,963 10,091,631
Insurance 37.5%
c
Alleghany Corp. ...................................... United States 21,755 14,523,420
ASR Nederland NV .................................... Netherlands 307,350 14,143,291
c
Brighthouse Financial, Inc. .............................. United States 64,778 3,355,500
c
BRP Group, Inc., A .................................... United States 229,709 8,294,792
China Pacific Insurance Group Co. Ltd., H ................... China 1,953,200 5,307,356
Conduit Holdings Ltd. .................................. United States 1,482,895 8,673,966
Direct Line Insurance Group plc .......................... United Kingdom 3,601,222 13,596,527
Everest Re Group Ltd. ................................. United States 60,088 16,459,305
Hartford Financial Services Group, Inc. (The) ................ United States 245,601 16,956,293
International General Insurance Holdings Ltd. ................ Jordan 1,211,455 9,812,785
MetLife, Inc. ......................................... United States 237,570 14,845,749
NN Group NV ........................................ Netherlands 244,661 13,220,880
c
Ryan Specialty Group Holdings, Inc., A ..................... United States 25,642 1,034,655
T&D Holdings, Inc. .................................... Japan 314,469 4,015,139
Willis Towers Watson plc ................................ United States 49,920 11,855,501
156,095,159
IT Services 4.4%
Alliance Data Systems Corp. ............................. United States 78,702 5,239,192
c
Fiserv, Inc. .......................................... United States 59,472 6,172,599
Global Payments, Inc. .................................. United States 50,009 6,760,217
18,172,008

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.3%
c
Loyalty Ventures, Inc. .................................. United States 44,524 $ 1,338,837
Trading Companies & Distributors 0.3%
c
AerCap Holdings NV ................................... Ireland 17,426 1,140,009
Total Common Stocks (Cost $331,582,264) .....................................
406,314,821
Short Term Investments 0.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
d
FHLB, 1/03/22 ....................................... United States 1,000,000 1,000,000
d
U.S. Treasury Bills ,
4/28/22 ........................................... United States 1,000,000 999,772
5/26/22 ........................................... United States 1,000,000 999,647
1,999,419
Total U.S. Government and Agency Securities (Cost $2,999,499) ..................
2,999,419
Total Short Term Investments (Cost $2,999,499 ) .................................
2,999,419
a
Total Investments (Cost $334,581,763) 98.4% ...................................
$409,314,240
Other Assets, less Liabilities 1.6% .............................................
6,738,226
Net Assets 100.0% ...........................................................
$416,052,466
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 11 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $14,800,517, representing 3.6% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,836,938 3/14/22 $ (47,118)
Foreign Exchange GBP/USD ................... Short 112 9,471,700 3/14/22 (203,939)
Total Futures Contracts ...................................................................... $(251,057)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 298,944 396,544 1/18/22 $ 7,742 $ —
British Pound ...... BOFA Sell 7,278,624 10,042,127 1/18/22 198,645 —
British Pound ...... HSBK Buy 1,100,575 1,466,510 1/18/22 21,887 —
British Pound ...... HSBK Sell 656,319 909,562 1/18/22 21,969 —
British Pound ...... SSBT Sell 15,872,449 22,005,520 1/18/22 539,901 —
British Pound ...... UBSW Sell 1,374,411 1,889,979 1/18/22 35,325 (4,074)
Japanese Yen ...... BOFA Buy 5,345,973 47,039 1/18/22 — (587)
Japanese Yen ...... BOFA Sell 8,632,000 76,072 1/18/22 1,068 —
Japanese Yen ...... UBSW Buy 37,736,280 332,095 1/18/22 — (4,202)
Japanese Yen ...... UBSW Sell 465,099,651 4,104,850 1/18/22 63,562 —
Swiss Franc ....... HSBK Sell 6,990,327 7,570,680 1/20/22 — (95,280)
Swiss Franc ....... UBSW Buy 444,592 481,624 1/20/22 5,940 —
Euro ............. BOFA Sell 4,627,687 5,431,956 1/24/22 165,340 —
Euro ............. HSBK Sell 5,777,447 6,789,617 1/24/22 214,498 —
Euro ............. SSBT Sell 869,195 1,020,038 1/24/22 30,835 —
Euro ............. UBSW Sell 873,390 1,023,098 1/24/22 29,122 —
Euro ............. BOFA Sell 8,996,386 10,455,500 2/07/22 214,135 —
Euro ............. HSBK Sell 929,255 1,080,909 2/07/22 23,058 —
Euro ............. SSBT Sell 9,193,578 10,684,631 2/07/22 218,784 —
Euro ............. UBSW Sell 513,694 596,947 2/07/22 12,164 —
Euro ............. BOFA Sell 9,775,445 11,223,140 4/19/22 76,551 —
Euro ............. HSBK Sell 149,946 171,100 4/19/22 122 —
Euro ............. UBSW Sell 9,775,120 11,222,473 4/19/22 76,255 —
Total Forward Exchange Contracts ................................................... $1,956,903 $(104,143)
Net unrealized appreciation (depreciation) ............................................ $1,852,760
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Note 10 regarding other derivative information.
See Abbreviations on page 35 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Mutual
Financial
Services Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $332,355,008
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................................................... 2,226,755
Value - Unaffiliated issuers .................................................................. $409,092,662
Value - Non-controlled affiliates (Note 3 f and 11 ) .................................................. 221,578
Cash .................................................................................... 4,498,310
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 1,833,000
Receivables:
Capital shares sold ........................................................................ 132,602
Dividends and interest ..................................................................... 564,327
European Union tax reclaims (Note 1 f ) ......................................................... 359,672
Deposits with brokers for:
Futures contracts ........................................................................ 388,280
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,956,903
Other assets .............................................................................. 256,585
Total assets .......................................................................... 419,303,919
Liabilities:
Payables:
Capital shares redeemed ................................................................... 177,487
Management fees ......................................................................... 303,788
Distribution fees .......................................................................... 75,509
Transfer agent fees ........................................................................ 53,671
Trustees' fees and expenses ................................................................. 42,598
IRS closing agreement fees for European Union tax reclaims (Note 1 f ) ................................. 304,490
Variation margin on futures contracts ........................................................... 62,763
Due to brokers ............................................................................. 1,833,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 104,143
Accrued expenses and other liabilities ........................................................... 294,004
Total liabilities ......................................................................... 3,251,453
Net assets, at value ................................................................. $416,052,466
Net assets consist of:
Paid-in capital ............................................................................. $393,356,295
Total distributable earnings (losses) ............................................................. 22,696,171
Net assets, at value ................................................................. $416,052,466

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
Financial
Services Fund
Class Z:
Net assets, at value ....................................................................... $128,352,133
Shares outstanding ........................................................................ 5,032,372
Net asset value and maximum offering price per share ............................................. $25.51
Class A:
Net assets, at value ....................................................................... $259,202,825
Shares outstanding ........................................................................ 10,130,467
Net asset value per share
a
.................................................................. $25.59
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $27.08
Class C:
Net assets, at value ....................................................................... $25,502,902
Shares outstanding ........................................................................ 1,003,517
Net asset value and maximum offering price per share
a
............................................. $25.41
Class R6:
Net assets, at value ....................................................................... $2,994,606
Shares outstanding ........................................................................ 116,602
Net asset value and maximum offering price per share ............................................. $25.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Mutual
Financial
Services Fund
Investment income:
Dividends: (net of foreign taxes of $543,775)
Unaffiliated issuers ........................................................................ $11,540,731
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 1,151
Interest:
Unaffiliated issuers ........................................................................ 6,494
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,917
Non-controlled affiliates (Note 3 f ) ............................................................. 7
Other income (Note 1 f ) ....................................................................... 432,976
Total investment income ................................................................... 11,984,276
Expenses:
Management fees (Note 3 a ) ................................................................... 3,512,685
Distribution fees: (Note 3c )
    Class A ................................................................................ 618,013
    Class C ................................................................................ 280,023
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 167,109
    Class A ................................................................................ 334,007
    Class C ................................................................................ 37,834
    Class R6 ............................................................................... 5,120
Custodian fees (Note 4 ) ...................................................................... 15,379
Reports to shareholders fees .................................................................. 114,122
Registration and filing fees .................................................................... 70,409
Professional fees ........................................................................... 119,415
Trustees' fees and expenses .................................................................. 30,877
Other .................................................................................... 97,356
Total expenses ......................................................................... 5,402,349
Expense reductions (Note 4 ) ............................................................... (104)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,448)
Net expenses ......................................................................... 5,397,797
Net investment income ................................................................ 6,586,479
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,663,450
Foreign currency transactions ................................................................ (37,494)
Forward exchange contracts ................................................................. 457,176
Futures contracts ......................................................................... 875,154
Net realized gain (loss) .................................................................. 4,958,286
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 62,480,351
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... 74,613
Translation of other assets and liabilities denominated in foreign currencies .............................. (58,294)
Forward exchange contracts ................................................................. 6,031,883
Futures contracts ......................................................................... (53,110)
Net change in unrealized appreciation (depreciation) ............................................ 68,475,443
Net realized and unrealized gain (loss) ............................................................ 73,433,729
Net increase (decrease) in net assets resulting from operations .......................................... $80,020,208

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
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Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual Financial Services Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,586,479 $4,006,314
Net realized gain (loss) ................................................. 4,958,286 (47,662,001)
Net change in unrealized appreciation (depreciation) ........................... 68,475,443 (3,964,320)
Net increase (decrease) in net assets resulting from operations ................ 80,020,208 (47,620,007)
Distributions to shareholders:
Class Z ............................................................. (1,873,457) (1,737,034)
Class A ............................................................. (3,171,283) (3,028,717)
Class C ............................................................. (94,563) (172,058)
Class R6 ............................................................ (45,462) (39,029)
Total distributions to shareholders .......................................... (5,184,765) (4,976,838)
Capital share transactions: (Note 2 )
Class Z ............................................................. 1,153,445 (19,671,087)
Class A ............................................................. 4,267,198 (38,992,744)
Class C ............................................................. (7,775,630) (12,372,390)
Class R6 ............................................................ 478,344 (493,087)
Total capital share transactions ............................................ (1,876,643) (71,529,308)
Net increase (decrease) in net assets ................................... 72,958,800 (124,126,153)
Net assets:
Beginning of year ....................................................... 343,093,666 467,219,819
End of year ........................................................... $416,052,466 $343,093,666

Franklin Mutual Series Funds

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Annual Report
Notes to Financial Statements
Franklin Mutual Financial Services Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Financial Services Fund
(Fund) is included in this report. The Fund offers four classes of shares: Class Z, Class A, Class C and Class R6. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Financial Services Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
25
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(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $413,348 in
United Kingdom Treasury Bonds and U.S. Treasury Bonds
and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
26
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Franklin Mutual Financial Services Fund
(continued)
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund previously
entered into a closing agreement with the IRS and any
adjustments to the estimated fees are reflected as other
income in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
27
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Franklin Mutual Financial Services Fund
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Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 3 1 , 2021 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 784,766 $19,144,281 885,209 $15,601,988
Shares issued in reinvestment of distributions .......... 70,399 1,743,108 78,955 1,603,385
Shares redeemed ............................... (810,179) (19,733,944) (2,087,013) (36,876,460)
Net increase (decrease) .......................... 44,986 $1,153,445 (1,122,849) $(19,671,087)
Class A Shares:
Shares sold
a
................................... 1,796,743 $44,503,944 1,404,069 $23,829,027
Shares issued in reinvestment of distributions .......... 123,180 3,061,930 143,965 2,928,431
Shares redeemed ............................... (1,774,053) (43,298,676) (3,772,083) (65,750,202)
Net increase (decrease) .......................... 145,870 $4,267,198 (2,224,049) $(38,992,744)
Class C Shares:
Shares sold ................................... 196,028 $4,867,182 164,610 $2,798,831
Shares issued in reinvestment of distributions .......... 3,740 93,205 8,558 169,668
Shares redeemed
a
.............................. (519,218) (12,736,017) (886,887) (15,340,889)
Net increase (decrease) .......................... (319,450) $(7,775,630) (713,719) $(12,372,390)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
28
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Franklin Mutual Financial Services Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.875% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 131,569 $3,272,275 68,045 $1,147,174
Shares issued in reinvestment of distributions .......... 1,824 45,462 1,907 39,029
Shares redeemed ............................... (120,973) (2,839,393) (93,598) (1,679,290)
Net increase (decrease) .......................... 12,420 $478,344 (23,646) $(493,087)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
29
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(continued)
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
 The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $544,070, of which $273,932 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $28,026
CDSC retained .............................................................................. $2,223
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Financial Services Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $1,089,000 $(1,089,000) $— $— $— — $7
Total Affiliated Securities ... $— $1,089,000 $(1,089,000) $— $— $— $7
a
Projected benefit obligation at December 31, 2021 ...... $41,786
b
Increase (decrease) in projected benefit obligation ...... $6,305
Benefit payments made to retired trustees ............. $(193)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations. The increase (decrease) was primarily due to demographic losses.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Financial Services Fund
(continued)
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
During the year ended December 31, 2021 , the Fund utilized $10,606,401 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $97,336.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, corporate actions and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$114,906,007 and $109,931,168, respectively.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,091,768
Long term ................................................................................ 44,917,536
Total capital loss carryforwards ............................................................... $48,009,304
2021 2020
Distributions paid from:
Ordinary income .......................................................... $5,184,765 $4,976,838
Cost of investments .......................................................................... $340,331,935
Unrealized appreciation ........................................................................ $93,903,830
Unrealized depreciation ........................................................................ (23,319,822)
Net unrealized appreciation (depreciation) .......................................................... $70,584,008

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Financial Services Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts represented
$18,787,628. The average month end contract value of forward exchange contracts was $115,704,446.
See Note 1(c) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 251,057
a
Unrealized appreciation on OTC
forward exchange contracts
1,956,903 Unrealized depreciation on OTC
forward exchange contracts
104,143
Total .................... $1,956,903 $355,200
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Financial Services Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $875,154 Futures contracts $(53,110)
Forward exchange contracts 457,176 Forward exchange contracts 6,031,883
Total ....................... $1,332,330 $5,978,773

Franklin Mutual Series Funds
Notes to Financial Statements
33
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Franklin Mutual Financial Services Fund
(continued)
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2021, investments in “affiliated companies” were as follows:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp .. $ 146,965 $ — $ — $ — $ 74,613 $ 221,578 226,100 $ 1,151
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $146,965 $— $— $ — $ 74,613 $221,578 $1,151

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Financial Services Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 72,573,485 $ 88,034,801 $ — $ 160,608,286
Capital Markets ........................ — 23,894,891 — 23,894,891
Consumer Finance ..................... 5,345,696 — — 5,345,696
Diversified Financial Services ............. 16,199,533 9,011,160 — 25,210,693
Equity Real Estate Investment Trusts (REITs) . 4,417,611 — — 4,417,611
Household Durables .................... 10,091,631 — — 10,091,631
Insurance ............................ 105,811,966 50,283,193 — 156,095,159
IT Services ........................... 18,172,008 — — 18,172,008
Media ............................... 1,338,837 — — 1,338,837
Trading Companies & Distributors .......... 1,140,009 — — 1,140,009
Short Term Investments ................... 1,999,419 1,000,000 — 2,999,419
Total Investments in Securities ........... $237,090,195 $172,224,045
a
$— $409,314,240
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,956,903 $ — $ 1,956,903
Total Other Financial Instruments ......... $— $1,956,903 $— $1,956,903
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 104,143 $ — $ 104,143
Futures contracts ........................ 251,057 — — 251,057
Total Other Financial Instruments ......... $251,057 $104,143 $— $355,200
a
Includes foreign securities valued at $171,224,045, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
35
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Franklin Mutual Financial Services Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
36
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Financial Services Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Financial Services Fund (the “Fund”)
(one of the funds constituting Franklin Mutual Series Funds), including the statement of investments, as of December 31,
2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Financial Services Fund (one of the funds constituting Franklin Mutual Series
Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 18, 2022

Franklin Mutual Series Funds
Tax Information (unaudited)
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Franklin Mutual Financial Services Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign s ource income earned by the Fund during the fiscal year ended December 31, 2021 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,324,005
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $10,459,435
Section 163(j) Interest Earned §163(j) $6,403
Interest Earned from Federal Obligations Note (1) $2,108
Amount Reported
Foreign Taxes Paid $554,933
Foreign Source Income Earned $4,992,409

Franklin Mutual Series Funds
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995
and Chairperson since
2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (2020-present) and
FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (February 2021-present);
and formerly , FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.

Franklin Mutual Series Funds
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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Independent Board Members
(continued)

Franklin Mutual Series Funds
40
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee Since March 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since April 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
41
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson and Jennifer M. Johnson are considered to be interested people of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective September 30, 2021, Peter A. Langerman ceased to be a trustee of the Trust.
Note 4: Effective December 31, 2021, Burton J. Greenwald ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
42
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Annual Report
and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
43
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

479 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Financial Services Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C & R6)
(800) 448-FUND -
(Class Z)

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Shares Fund
A Series of Franklin Mutual Series Funds
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Shares Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the start of 2021 brought much needed optimism. Prior to the
start of the period, authorities in the United States and
Europe approved the first vaccines for emergency use. The
U.S. also passed an additional stimulus package, delivering
financial assistance to many people in need. Ten-year
U.S. Treasury yields rose as investors began to anticipate
a possible economic recovery. This economic optimism
sparked a rotation out of growth stocks and into value stocks over the first half of the year.
The rotation into many “reopening” names meant companies
which had benefited from consumer behavior shifts during
the lockdown, such as online payment processors, online
retailers, and remote worker infrastructure providers, fell
out of favor. Instead, companies positioned to benefit from
economic reopening, such as hotels, casinos, restaurants,
and other leisure companies, received a boost. Smaller
capitalization companies, which tend to be more sensitive to the economic cycle, outperformed their larger capitalization counterparts during the first half of the period. The new
Biden administration, and its focus on overhauling America’s infrastructure, also supported a rally in building products
companies and other potential beneficiaries of greater
stimulus spending. The U.S. government successfully
passed another stimulus bill in March 2021.
By the late spring of 2021, massive amounts of fiscal and
monetary stimulus, combined with increased consumer
spending and supply chain difficulties, led to building
inflationary pressure and rising interest rates. While this
propelled some areas of the market upward, such as the
financials and energy sectors, growing investor concern
about rising interest rates stoked pockets of volatility.
Furthermore, differences in regional vaccination rates
constrained a widespread economic reopening as the highly
contagious COVID-19 Delta variant forced some countries
to reinstate business and travel restrictions. The reopening trade stalled, and growth stocks once again generally
outperformed value stocks during much of the late summer
and fall.
Volatility increased in September 2021 and markets fell over the final weeks of the third calendar quarter, as continued
supply chain disruptions, inflationary pressures and hawkish central bank commentary stoked investor anxiety. Markets
stabilized and rebounded in October with some indices
reaching new records. However, high volatility crept in
again in late November as the COVID-19 Omicron variant
emerged, but it was short lived. At year-end, both growth and value returns for the 12-month period were strong, as the
two styles ended the year with comparable results.
Not all progress is evidenced by a steady march forward.
Ongoing uncertainties surrounding COVID-19, supply chain
disruptions and inflation continued to affect financial markets.
As these elements influence investor behavior, pockets of
volatility may continue to crop up. However, market volatility can often present opportunities. As an organization, Franklin
Mutual Series remains dedicated to using fundamental
research, coupled with a long-term approach, to identify
attractively valued companies that can offer both meaningful upside potential and a degree of downside protection in
periods of financial market turbulence.
On the following pages, the portfolio management team
reviews investment decisions made during the past 12
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report
2
Contents
Annual Report
Franklin Mutual Shares Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 22
Notes to Financial Statements 27
Report of Independent Registered
Public Accounting Firm 42
Tax Information 43
Board Members and Officers 44
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Franklin Mutual Shares Fund
This annual report for Franklin Mutual Shares Fund covers
the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that we
believe are available at market prices less than their intrinsic value. The equity securities in which the Fund invests are
primarily common stock, with a current focus on mid- and
large-cap companies. To a lesser extent, the Fund also
invests in merger arbitrage securities and the debt and
equity of distressed companies. The Fund may invest up
to 35% of its assets in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
*The Fund held 13.6% of total net assets in foreign securities.
** Rounds to less than 0.1%.
Performance Overview
The Fund’s Class Z shares posted a +19.34% cumulative
total return for the six months ended June 30, 2021. For
comparison, the Fund’s benchmark, the Russell 1000
®
Value Index, which measures the performance of the large-
cap value segment of the U.S. equity universe, posted a
+25.16% cumulative total return for the period under review.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
1
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants and higher inflation in an environment of persistent supply-chain disruptions and wage increases hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help
Geographic Composition*
12/31/21
% of Total
Net Assets
United States 81.8%
United Kingdom 5.7%
Netherlands 2.5%
Switzerland 2.0%
South Korea 1.8%
France 1.6%
Other** 0.0%
Short-Term Investments & Other Net Assets 4.6%
1. Source: Morningstar Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trade-
mark of Frank Russell Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
1
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -2.49% total return for the 12-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth in
2021’s first three quarters was slower than in 2020’s second half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency and several smaller developer defaults
pressured Asian stocks during 2021’s fourth quarter.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
Top 10 Industries
12/31/21
% of Total
Net Assets
a
Pharmaceuticals 9.1%
Insurance 7.6%
Banks 7.3%
Health Care Providers & Services 6.1%
IT Services 5.9%
Oil, Gas & Consumable Fuels 5.0%
Media 4.8%
Software 4.5%
Technology Hardware, Storage & Peripherals 4.0%
Food Products 3.9%

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focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During 2021, the Fund underperformed its benchmark,
driven by difficult performance in the information technology sector, primarily as the result of weak stock selection. Stock selection and an underweight in real estate also weighed
on returns. Overweighting to areas of the health care
sector, which lagged during the year due to COVID-related
headwinds, also detracted from relative results. Conversely, security selection in industrials, which were bolstered by
government support during the period, and an underweight
in utilities contributed positively to performance on a relative basis, as did stock selection in consumer staples.
During the 12-month period, investments that detracted
from Fund performance included Charter Communications,
Novartis and Samsung Electronics. Charter Communications
is listed among the Fund’s largest positions in the Top 10
Holdings table on this page.
Charter Communications detracted from performance due
to weaker-than-expected growth in broadband subscribers.
While overall loss of customers in the broadband market
continued to be very low this year, there is concern that
the overall market growth is slowing, and that the cable
industry’s share of that growth will come under pressure as
telecommunications companies build out their fiber footprints and introduce fixed wireless access services. We believe
market expectations are too low for broadband service
growth and that in a market with only two suppliers, Charter can continue to take its fair share of growth.
Swiss pharmaceutical company Novartis hindered
performance in 2021 amid concerns around the potential
impact of drug pricing reforms in the United States. However, we believe that given the company’s geographic and product
diversification and its focus on innovation, it should be able to manage through these concerns and continue to provide
value to patients. The company’s financial results have been robust despite uncertainty surrounding the impact of the
global pandemic, and Novartis expects its overall business
to continue to normalize.
Samsung Electronics, a South Korea-based maker of
semiconductors, smartphones, and consumer electronics,
was a relative detractor in 2021 amid concerns about
the memory semiconductor cycle. However, underlying
fundamentals have been robust and continue to improve.
The company has a strong semiconductor business,
particularly in memory chips and foundry. We believe that
improved capital allocation and corporate governance
should augment robust cash flows and create value for
shareholders.
Top positive contributors to performance during the 12-month period included Capital One Financial (not held at period-
end), Johnson Controls International and Eli Lilly. Johnson
Controls International is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Capital One Financial boosted relative performance, amid
a strong period for financial stocks in general in 2021.
We believe Capital One is one of the best managed and
positioned consumer banks in the United States, with a good
brand and strong franchises in credit card and auto lending.
Furthermore, the bank has invested heavily in technology
as evidenced by being the first U.S. bank to migrate its
technology to the cloud.
Johnson Controls International, a leader in commercial
heating, ventilation, and air conditioning products, boosted relative performance. Recent financial results have been
positive as the company has exited lower returning
businesses and cut costs aggressively to focus on margins
and returns. At an investor day earlier in the year, Johnson
Controls articulated three-year financial goals, which were
well received by the market. Over the longer term, we
believe Johnson Controls should benefit from commercial
construction growth and the need to build more sustainably.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
A a
CVS Health Corp. 3.4%
Health Care Providers & Services, United States
Charter Communications, Inc. 2.9%
Media, United States
Anthem, Inc. 2.7%
Health Care Providers & Services, United States
Kraft Heinz Co. (The) 2.6%
Food Products, United States
Merck & Co., Inc. 2.6%
Pharmaceuticals, United States
ING Groep NV 2.5%
Banks, Netherlands
Fiserv, Inc. 2.5%
IT Services, United States
Williams Cos., Inc. (The) 2.5%
Oil, Gas & Consumable Fuels, United States
Sensata Technologies Holding plc 2.4%
Electrical Equipment, United States
Johnson Controls International plc 2.3%
Building Products, United States

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Pharmaceutical maker Eli Lilly contributed to relative
performance in 2021 amid positive pipeline news on
several medicines as well as strong financial performance.
The company announced that it would file its Alzheimer’s
drug with the U.S. Food and Drug Administration much
earlier than expected following approval of a rival
Alzheimer’s treatment. In addition, Lilly’s diabetes drug,
Trulicity, continues to grow, and their key diabetes pipeline compound, Tirzepatide, showed positive results in multiple
Phase 3 clinical trials, further strengthening the company’s position in the growing diabetes end market.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
As fellow shareholders, we found recent relative
performance disappointing, but our strategy of seeking
undervalued stocks and focus on special situation
investments, including distressed investments and merger
arbitrage, can lag the growth equity markets at times. We
remain committed to our disciplined, value investment
approach as we seek to generate attractive, long-term, risk-
adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Shares Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Co-Lead Portfolio Manager
Grace Hoefig
Co-Lead Portfolio Manager
Debbie A. Turner, CFA
Assistant Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Franklin Mutual Shares Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year +19.34% +19.34%
5-Year +38.87% +6.79%
10-Year +145.65% +9.40%
A
3
1-Year +19.07% +12.51%
5-Year +37.16% +5.32%
10-Year +139.19% +8.50%
See page 9 for Performance Summary footnotes.

Franklin Mutual Shares Fund
Performance Summary
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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/12–12/31/21)
Class A
(1/1/12–12/31/21)

Franklin Mutual Shares Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms.
The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. The Russell 1000 Value Index is market capitalization weighted and measures the performance of those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates. Russell 1000 Index is market capitalization weighted and measures the performance of the approximately 1,000 largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
Z $0.9394 $2.1238 $3.0632
A $0.8659 $2.1238 $2.9897
C $0.6155 $2.1238 $2.7393
R $0.7928 $2.1238 $2.9166
R6 $0.9541 $2.1238 $3.0779
Total Annual Operating Expenses
5
Share Class
Z 0.80%
A 1.05%

Your Fund’s Expenses
Franklin Mutual Shares Fund
10
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,020.20 $4.10 $1,021.15 $4.10 0.81%
A $1,000 $1,019.30 $5.37 $1,019.89 $5.37 1.06%
C $1,000 $1,015.30 $9.17 $1,016.10 $9.18 1.81%
R $1,000 $1,018.20 $6.64 $1,018.62 $6.64 1.31%
R6 $1,000 $1,020.40 $3.82 $1,021.42 $3.82 0.75%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.33 $27.56 $24.25 $28.63 $28.22
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.83
c
0.63 0.51 0.65
d
Net realized and unrealized gains (losses) ........... 4.43 (2.11) 4.90 (3.11) 1.73
Total from investment operations .................... 4.82 (1.28) 5.53 (2.60) 2.38
Less distributions from:
Net investment income .......................... (0.94) (0.53) (0.71) (0.53) (0.68)
Net realized gains ............................. (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ............................... (3.06) (0.95) (2.22) (1.78) (1.97)
Net asset value, end of year ....................... $27.09 $25.33 $27.56 $24.25 $28.63
Total return .................................... 19.34% (4.34)% 23.13% (8.95)% 8.49%
Ratios to average net assets
Expenses
e,f
.................................... 0.81%
g
0.80%
g
0.78%
g
0.76%
g
0.78%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.02% —%
h
—%
Net investment income ........................... 1.36% 3.56%
c
2.32% 1.77% 2.23%
d
Supplemental data
Net assets, end of year (000’s) ..................... $4,717,528 $4,376,135 $5,472,276 $5,189,476 $6,229,996
Portfolio turnover rate ............................ 41.18%
i
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.04 $27.26 $24.00 $28.35 $27.97
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.76
c
0.56 0.43 0.58
d
Net realized and unrealized gains (losses) ........... 4.39 (2.10) 4.85 (3.07) 1.70
Total from investment operations .................... 4.70 (1.34) 5.41 (2.64) 2.28
Less distributions from:
Net investment income .......................... (0.87) (0.46) (0.64) (0.46) (0.61)
Net realized gains ............................. (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ............................... (2.99) (0.88) (2.15) (1.71) (1.90)
Net asset value, end of year ....................... $26.75 $25.04 $27.26 $24.00 $28.35
Total return
e
................................... 19.07% (4.60)% 22.86% (9.18)% 8.21%
Ratios to average net assets
Expenses
f,g
.................................... 1.06%
h
1.05%
h
1.03%
h
1.01%
h
1.03%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.02% —%
i
—%
Net investment income ........................... 1.11% 3.32%
c
2.07% 1.52% 1.98%
d
Supplemental data
Net assets, end of year (000’s) ..................... $3,125,320 $2,965,127 $4,042,626 $3,852,134 $4,386,829
Portfolio turnover rate ............................ 41.18%
j
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.02 $27.22 $23.97 $28.04 $27.68
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.60
c
0.36 0.21 0.35
d
Net realized and unrealized gains (losses) ........... 4.37 (2.12) 4.82 (3.00) 1.67
Total from investment operations .................... 4.47 (1.52) 5.18 (2.79) 2.02
Less distributions from:
Net investment income .......................... (0.62) (0.26) (0.42) (0.03) (0.37)
Net realized gains ............................. (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ............................... (2.74) (0.68) (1.93) (1.28) (1.66)
Net asset value, end of year ....................... $26.75 $25.02 $27.22 $23.97 $28.04
Total return
e
................................... 18.13% (5.29)% 21.93% (9.87)% 7.37%
Ratios to average net assets
Expenses
f,g
.................................... 1.81%
h
1.80%
h
1.78%
h
1.76%
h
1.78%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.02% —%
i
—%
Net investment income ........................... 0.35% 2.63%
c
1.32% 0.77% 1.23%
d
Supplemental data
Net assets, end of year (000’s) ..................... $192,660 $206,196 $302,296 $309,756 $995,665
Portfolio turnover rate ............................ 41.18%
j
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.96 $27.17 $23.91 $28.21 $27.83
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.70
c
0.49 0.36 0.50
d
Net realized and unrealized gains (losses) ........... 4.36 (2.09) 4.83 (3.05) 1.70
Total from investment operations .................... 4.60 (1.39) 5.32 (2.69) 2.20
Less distributions from:
Net investment income .......................... (0.79) (0.40) (0.55) (0.36) (0.53)
Net realized gains ............................. (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ............................... (2.91) (0.82) (2.06) (1.61) (1.82)
Net asset value, end of year ....................... $26.65 $24.96 $27.17 $23.91 $28.21
Total return .................................... 18.75% (4.80)% 22.55% (9.41)% 7.96%
Ratios to average net assets
Expenses
e,f
.................................... 1.31%
g
1.30%
g
1.28%
g
1.26%
g
1.28%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.02% —%
h
—%
Net investment income ........................... 0.86% 3.06%
c
1.82% 1.27% 1.73%
d
Supplemental data
Net assets, end of year (000’s) ..................... $49,843 $48,216 $66,038 $74,345 $107,660
Portfolio turnover rate ............................ 41.18%
i
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.32 $27.55 $24.23 $28.61 $28.21
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.83
c
0.64 0.53 0.70
d
Net realized and unrealized gains (losses) ........... 4.43 (2.09) 4.92 (3.11) 1.71
Total from investment operations .................... 4.82 (1.26) 5.56 (2.58) 2.41
Less distributions from:
Net investment income .......................... (0.95) (0.55) (0.73) (0.55) (0.72)
Net realized gains ............................. (2.12) (0.42) (1.51) (1.25) (1.29)
Total distributions ............................... (3.07) (0.97) (2.24) (1.80) (2.01)
Net asset value, end of year ....................... $27.07 $25.32 $27.55 $24.23 $28.61
Total return .................................... 19.37% (4.27)% 23.26% (8.88)% 8.61%
Ratios to average net assets
Expenses
e,f
.................................... 0.74%
g
0.72%
g
0.70%
g
0.69%
g
0.67%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.02% —%
h
—%
Net investment income ........................... 1.40% 3.57%
c
2.40% 1.84% 2.34%
d
Supplemental data
Net assets, end of year (000’s) ..................... $372,115 $1,449,696 $1,680,600 $3,160,186 $3,741,430
Portfolio turnover rate ............................ 41.18%
i
21.35% 21.71% 20.72% 18.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Mutual Series Funds
Statement of Investments, December 31, 2021
Franklin Mutual Shares Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Aerospace & Defense 3.0%
a
Airbus SE ........................................... France 1,044,869 $ 133,578,892
Huntington Ingalls Industries, Inc. ......................... United States 643,353 120,139,739
253,718,631
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 273,903
Automobiles 1.9%
a
General Motors Co. .................................... United States 2,685,168 157,431,400
Banks 7.3%
Bank of America Corp. ................................. United States 2,411,359 107,281,362
ING Groep NV ....................................... Netherlands 15,397,217 213,898,418
JPMorgan Chase & Co. ................................. United States 731,264 115,795,654
Wells Fargo & Co. ..................................... United States 3,726,503 178,797,614
615,773,048
Building Products 2.3%
Johnson Controls International plc ......................... United States 2,433,150 197,839,426
Chemicals 1.8%
Ashland Global Holdings, Inc. ............................ United States 1,440,789 155,115,344
Containers & Packaging 1.0%
International Paper Co. ................................. United States 1,837,937 86,346,280
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 2,584,730 171,393,446
Diversified Telecommunication Services 0.6%
a
Frontier Communications Parent, Inc. ...................... United States 343,602 10,132,823
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 37,382,547
47,515,370
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 1,147,757 78,747,608
Pinnacle West Capital Corp. ............................. United States 1,205,815 85,118,481
163,866,089
Electrical Equipment 2.4%
a
Sensata Technologies Holding plc ......................... United States 3,304,770 203,871,261
Electronic Equipment, Instruments & Components 0.7%
a
Flex Ltd. ............................................ United States 3,230,368 59,212,645
Entertainment 1.5%
a,e
Walt Disney Co. (The) .................................. United States 818,102 126,715,819
Equity Real Estate Investment Trusts (REITs) 2.0%
Uniti Group, Inc. ...................................... United States 601,603 8,428,458
Vornado Realty Trust ................................... United States 3,924,117 164,263,538
172,691,996
Food Products 3.9%
Archer-Daniels-Midland Co. ............................. United States 1,596,954 107,938,121
Kraft Heinz Co. (The) .................................. United States 6,082,387 218,357,693
326,295,814
Health Care Equipment & Supplies 1.8%
Medtronic plc ........................................ United States 1,501,831 155,364,417

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 6.1%
Anthem, Inc. ......................................... United States 488,644 $ 226,506,040
CVS Health Corp. ..................................... United States 2,774,475 286,214,841
512,720,881
Household Durables 1.9%
Lennar Corp., A ....................................... United States 1,364,544 158,505,431
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 1,406,350 132,857,885
Insurance 7.6%
a
Alleghany Corp. ...................................... United States 168,949 112,788,663
Everest Re Group Ltd. ................................. United States 492,581 134,927,787
e
Hartford Financial Services Group, Inc. (The) ................ United States 1,900,525 131,212,246
MetLife, Inc. ......................................... United States 1,929,863 120,597,139
Willis Towers Watson plc ................................ United States 593,171 140,872,181
640,398,016
IT Services 5.9%
Alliance Data Systems Corp. ............................. United States 1,298,031 86,409,923
Cognizant Technology Solutions Corp., A .................... United States 2,194,550 194,700,476
a
Fiserv, Inc. .......................................... United States 2,058,401 213,641,440
494,751,839
Media 4.8%
a
Charter Communications, Inc., A .......................... United States 381,924 249,002,990
Comcast Corp., A ..................................... United States 2,787,000 140,269,710
a
Loyalty Ventures, Inc. .................................. United States 519,212 15,612,705
404,885,405
Oil, Gas & Consumable Fuels 4.5%
BP plc .............................................. United Kingdom 38,411,250 171,966,504
Williams Cos., Inc. (The) ................................ United States 8,113,684 211,280,331
383,246,835
Paper & Forest Products 0.1%
a
Sylvamo Corp. ....................................... United States 167,085 4,660,001
Pharmaceuticals 9.1%
a
Elanco Animal Health, Inc. ............................... United States 3,553,587 100,850,799
Eli Lilly & Co. ........................................ United States 388,119 107,206,230
GlaxoSmithKline plc ................................... United Kingdom 8,009,460 174,246,325
Merck & Co., Inc. ..................................... United States 2,848,676 218,322,529
Novartis AG, ADR ..................................... Switzerland 1,965,544 171,926,134
772,552,017
Professional Services 1.4%
KBR, Inc. ........................................... United States 2,517,409 119,879,017
Semiconductors & Semiconductor Equipment 2.0%
Xilinx, Inc. ........................................... United States 803,900 170,450,917
Software 3.7%
a
Avaya Holdings Corp. .................................. United States 364 7,207
NortonLifeLock , Inc. ................................... United States 7,208,153 187,267,815
Oracle Corp. ......................................... United States 1,385,464 120,826,316
308,101,338

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.0%
Best Buy Co., Inc. ..................................... United States 1,677,906 $ 170,475,250
b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —
170,475,250
Technology Hardware, Storage & Peripherals 4.0%
Samsung Electronics Co. Ltd. ............................ South Korea 2,325,988 152,746,344
a,e
Western Digital Corp. .................................. United States 2,897,164 188,924,065
341,670,409
Textiles, Apparel & Luxury Goods 1.9%
Tapestry, Inc. ........................................ United States 3,917,214 159,038,888
Tobacco 3.0%
Altria Group, Inc. ...................................... United States 2,481,360 117,591,650
British American Tobacco plc ............................. United Kingdom 3,655,087 135,609,396
253,201,046
Wireless Telecommunication Services 1.8%
a
T-Mobile US, Inc. ..................................... United States 1,310,062 151,940,991
Total Common Stocks (Cost $5,828,155,645) ....................................
8,072,761,055
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 2,107,989
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 193,072 540,602
Total Warrants (Cost $1,519,716) ..............................................
2,648,591
Principal
Amount
*
Corporate Bonds 1.4%
Airlines 0.1%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 3,211,353 3,344,399
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 1,279,672 1,370,215
4,714,614
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 10,583,026
Oil, Gas & Consumable Fuels 0.5%
f
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 41,442,000 41,695,418
Specialty Retail 0.7%
f
Staples, Inc. , Senior Note , 144A, 10.75% , 4/15/27 ............. United States 63,292,000 59,718,534
Total Corporate Bonds (Cost $116,316,859) .....................................
116,711,592

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests 0.8%
Software 0.8%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.5% ), 2/27/26 ........................... United States 20,487,800 20,722,488
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 47,474,231 47,533,574
68,256,062
a a a a a a
Total Senior Floating Rate Interests (Cost $67,652,347) ..........................
68,256,062
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 6,309,302 6,450,908
Total Asset-Backed Securities (Cost $6,214,663) ................................
6,450,908
Shares
Companies in Liquidation 0.0%
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,005,034 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,019,859,230) .............................
8,266,828,208
a
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
j
FHLB, 1/03/22 ....................................... United States 16,200,000 16,200,000
j
U.S. Treasury Bills ,
1/06/22 ........................................... United States 10,000,000 10,000,001
2/17/22 ........................................... United States 32,000,000 31,999,000
4/28/22 ........................................... United States 17,000,000 16,996,131
5/26/22 ........................................... United States 3,000,000 2,998,939
6/23/22 ........................................... United States 5,000,000 4,996,141
66,990,212
Total U.S. Government and Agency Securities (Cost $83,190,657) .................
83,190,212
Total Short Term Investments (Cost $83,190,657 ) ................................
83,190,212
a
Total Investments (Cost $6,103,049,887) 98.8% ..................................
$8,350,018,420
Securities Sold Short (2.4)% ..................................................
(199,364,960)
Other Assets, less Liabilities 3.6% .............................................
306,812,466
Net Assets 100.0% ...........................................................
$8,457,465,926

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
a a
Country Shares a Value
k
Securities Sold Short (2.4)%
Common Stocks (2.4)%
Semiconductors & Semiconductor Equipment (2.4)%
Advanced Micro Devices, Inc. ............................ United States 1,385,441 (199,364,960)
Total Common Stocks (Proceeds $124,618,173) .................................
(199,364,960)
Total Securities Sold Short (Proceeds $124,618,173) .............................
$(199,364,960)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
See Note 12 regarding holdings of 5% voting securities.
e
A portion or all of the security has been segregated as collateral for securities sold short. At December 31, 2021, the aggregate value of these securities pledged amounted to $248,985,761, representing 2.9% of net assets.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $106,128,566, representing 1.3% of net assets.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 1(d) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
See Note 11 regarding other derivative information.
See A bbreviations on page 41 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 7,411,625 3/14/22 $ (39,519)
Foreign Exchange GBP/USD ................... Short 445 37,633,094 3/14/22 (805,305)
Total Futures Contracts ...................................................................... $(844,824)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 469,852 644,476 1/18/22 $ — $ (9,056)
British Pound ...... BOFA Sell 9,043,636 12,478,533 1/18/22 248,080 —
British Pound ...... SSBT Buy 400,000 546,702 1/18/22 — (5,750)
British Pound ...... SSBT Sell 1,008,307 1,350,596 1/18/22 7,219 (20,240)
British Pound ...... UBSW Sell 1,486,166 2,008,993 1/18/22 14,582 (15,454)
Euro ............. BOFA Sell 2,583,195 3,032,141 1/24/22 92,293 —
Euro ............. HSBK Sell 4,501,140 5,295,773 1/24/22 173,176 —
Euro ............. SSBT Sell 899,681 1,055,813 1/24/22 31,917 —
Euro ............. UBSW Buy 2,397,720 2,703,475 1/24/22 25,290 —
Euro ............. UBSW Sell 3,816,524 4,470,715 1/24/22 127,256 —
Euro ............. BOFA Sell 40,558,306 47,136,740 2/07/22 965,707 —
Euro ............. SSBT Sell 42,941,939 49,907,969 2/07/22 1,023,440 —
Euro ............. UBSW Sell 1,171,679 1,368,533 2/07/22 34,710 —
Euro ............. BOFA Sell 9,757,207 11,202,200 4/19/22 76,408 —
Euro ............. HSBK Sell 1,730,624 1,974,772 4/19/22 1,403 —
Euro ............. UBSW Sell 9,756,882 11,201,534 4/19/22 76,113 —
South Korean Won .. HSBK Sell 77,533,185,946 65,624,217 5/16/22 595,583 —
South Korean Won .. UBSW Sell 2,211,484,881 1,873,171 5/16/22 18,355 —
South Korean Won .. HSBK Sell 64,413,049,545 54,379,949 6/17/22 382,812 —
South Korean Won .. UBSW Sell 25,972,019,912 21,935,828 6/17/22 163,613 —
Total Forward Exchange Contracts ................................................... $4,057,957 $(50,500)
Net unrealized appreciation (depreciation) ............................................ $4,007,457
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $6,098,245,209
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................................................... 4,804,678
Value - Unaffiliated issuers .................................................................. $8,349,744,517
Value - Non-controlled affiliates (Note 3 f and 12 ) .................................................. 273,903
Cash .................................................................................... 67,792,180
Receivables:
Investment securities sold ................................................................... 18,120,752
Capital shares sold ........................................................................ 2,292,225
Dividends and interest ..................................................................... 20,328,485
European Union tax reclaims (Note 1 g ) ......................................................... 3,247,509
Deposits with brokers for:
Securities sold short ..................................................................... 205,118,696
Futures contracts ........................................................................ 1,133,925
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,057,957
Other assets .............................................................................. 2,065,127
Total assets .......................................................................... 8,674,175,276
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,345,382
Capital shares redeemed ................................................................... 5,434,280
Management fees ......................................................................... 4,703,467
Distribution fees .......................................................................... 829,811
Transfer agent fees ........................................................................ 852,371
Trustees' fees and expenses ................................................................. 1,261,507
Variation margin on futures contracts ........................................................... 109,688
Securities sold short, at value (proceeds $124,618,173) .............................................. 199,364,960
Unrealized depreciation on OTC forward exchange contracts .......................................... 50,500
Accrued expenses and other liabilities ........................................................... 1,757,384
Total liabilities ......................................................................... 216,709,350
Net assets, at value ................................................................. $8,457,465,926
Net assets consist of:
Paid-in capital ............................................................................. $6,074,183,759
Total distributable earnings (losses) ............................................................. 2,383,282,167
Net assets, at value ................................................................. $8,457,465,926

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ....................................................................... $4,717,527,816
Shares outstanding ........................................................................ 174,118,065
Net asset value and maximum offering price per share ............................................. $27.09
Class A:
Net assets, at value ....................................................................... $3,125,320,451
Shares outstanding ........................................................................ 116,853,588
Net asset value per share
a
.................................................................. $26.75
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $28.31
Class C:
Net assets, at value ....................................................................... $192,659,604
Shares outstanding ........................................................................ 7,201,544
Net asset value and maximum offering price per share
a
............................................. $26.75
Class R:
Net assets, at value ....................................................................... $49,842,854
Shares outstanding ........................................................................ 1,870,563
Net asset value and maximum offering price per share ............................................. $26.65
Class R6:
Net assets, at value ....................................................................... $372,115,201
Shares outstanding ........................................................................ 13,744,449
Net asset value and maximum offering price per share ............................................. $27.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $4,439,933)
Unaffiliated issuers ........................................................................ $162,550,041
Non-controlled affiliates (Note 3 f and 12 ) ........................................................ 424,504
Interest:
Unaffiliated issuers ........................................................................ 20,605,108
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,355
Non-controlled affiliates (Note 3 f ) ............................................................. 10
Other income (Note 1 g ) ...................................................................... 3,598,392
Total investment income ................................................................... 187,179,410
Expenses:
Management fees (Note 3 a ) ................................................................... 57,332,882
Distribution fees: (Note 3c )
    Class A ................................................................................ 7,924,296
    Class C ................................................................................ 2,067,708
    Class R ................................................................................ 251,052
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 3,948,567
    Class A ................................................................................ 2,629,309
    Class C ................................................................................ 171,648
    Class R ................................................................................ 41,650
    Class R6 ............................................................................... 126,529
Custodian fees (Note 4 ) ...................................................................... 109,573
Reports to shareholders fees .................................................................. 1,096,922
Registration and filing fees .................................................................... 146,437
Professional fees ........................................................................... 146,458
Trustees' fees and expenses .................................................................. 783,272
Dividends on securities sold short .............................................................. 1,677,941
Other .................................................................................... 1,181,194
Total expenses ......................................................................... 79,635,438
Expense reductions (Note 4 ) ............................................................... (1,451)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,524)
Net expenses ......................................................................... 79,629,463
Net investment income ................................................................ 107,549,947

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
(continued)
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
+
Unaffiliated issuers ...................................................................... 1,402,588,225
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... (17,552,688)
Foreign currency transactions ................................................................ (434,075)
Forward exchange contracts ................................................................. 9,040,959
Futures contracts ......................................................................... (1,330,601)
Securities sold short ....................................................................... (51,105,460)
Net realized gain (loss) .................................................................. 1,341,206,360
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 57,494,230
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... 19,665,894
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,002,521)
Forward exchange contracts ................................................................. 17,923,634
Futures contracts ......................................................................... 937,773
Securities sold short ....................................................................... (72,774,860)
Net change in unrealized appreciation (depreciation) ............................................ 22,244,150
Net realized and unrealized gain (loss) ............................................................ 1,363,450,510
Net increase (decrease) in net assets resulting from operations .......................................... $1,471,000,457
+
Includes gains from a redemption in-kind (Note 3h) $233,383,169

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Mutual Shares Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $107,549,947 $309,769,468
Net realized gain (loss) ................................................. 1,341,206,360 (258,998,205)
Net change in unrealized appreciation (depreciation) ........................... 22,244,150 (802,612,748)
Net increase (decrease) in net assets resulting from operations ................ 1,471,000,457 (751,841,485)
Distributions to shareholders:
Class Z ............................................................. (496,840,798) (164,290,286)
Class A ............................................................. (322,688,187) (107,633,936)
Class C ............................................................. (17,613,198) (5,681,043)
Class R ............................................................. (4,992,101) (1,617,401)
Class R6 ............................................................ (38,662,402) (55,414,182)
Total distributions to shareholders .......................................... (880,796,686) (334,636,848)
Capital share transactions: (Note 2 )
Class Z ............................................................. 19,243,353 (581,646,646)
Class A ............................................................. (58,457,674) (679,006,313)
Class C ............................................................. (31,912,453) (63,162,723)
Class R ............................................................. (1,977,617) (11,810,447)
Class R6 ............................................................ (1,105,003,117) (96,361,914)
Total capital share transactions ............................................ (1,178,107,508) (1,431,988,043)
Net increase (decrease) in net assets ................................... (587,903,737) (2,518,466,376)
Net assets:
Beginning of year ....................................................... 9,045,369,663 11,563,836,039
End of year ........................................................... $8,457,465,926 $9,045,369,663

Franklin Mutual Series Funds
27
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Mutual Shares Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Shares Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Effective August 2, 2021, Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Prior to August 2, 2021, Class
C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements
28
franklintempleton.com
Annual Report
Franklin Mutual Shares Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $1,296,394 in
United Kingdom Treasury Bonds and U.S. Treasury Bonds
and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
31
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(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 3 1 , 2021 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 6,091,043 $174,007,370 6,418,611 $148,599,302
Shares issued in reinvestment of distributions .......... 16,483,348 441,867,539 6,211,305 145,377,724
Shares redeemed ............................... (21,197,536) (596,631,556) (38,414,016) (875,623,672)
Net increase (decrease) .......................... 1,376,855 $19,243,353 (25,784,100) $(581,646,646)
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
32
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,646,689 $189,023,732 8,640,892 $191,690,060
Shares issued in reinvestment of distributions .......... 11,866,324 314,119,841 4,451,003 102,359,470
Shares redeemed ............................... (20,070,111) (561,601,247) (42,999,827) (973,055,843)
Net increase (decrease) .......................... (1,557,098) $(58,457,674) (29,907,932) $(679,006,313)
Class C Shares:
Shares sold ................................... 1,651,127 $45,796,881 1,584,225 $36,733,855
Shares issued in reinvestment of distributions .......... 662,128 17,541,173 252,555 5,661,915
Shares redeemed
a
.............................. (3,354,065) (95,250,507) (4,700,207) (105,558,493)
Net increase (decrease) .......................... (1,040,810) $(31,912,453) (2,863,427) $(63,162,723)
Class R Shares:
Shares sold ................................... 194,613 $5,492,280 342,269 $7,791,511
Shares issued in reinvestment of distributions .......... 189,241 4,992,082 71,017 1,617,370
Shares redeemed ............................... (445,333) (12,461,979) (911,706) (21,219,328)
Net increase (decrease) .......................... (61,479) $(1,977,617) (498,420) $(11,810,447)
Class R6 Shares:
Shares sold ................................... 632,661 $18,045,148 2,685,472 $57,438,893
Shares issued in reinvestment of distributions .......... 1,442,258 38,638,322 2,365,014 55,401,352
Shares redeemed in-kind (Note 3h) .................. (42,074,815) (1,065,296,437) — —
Shares redeemed ............................... (3,521,096) (96,390,150) (8,794,233) (209,202,159)
Net increase (decrease) .......................... (43,520,992) $(1,105,003,117) (3,743,747) $(96,361,914)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
33
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(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.663% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
34
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $6,917,703, of which $3,272,807 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
h. Other Affiliated Transactions
During the year ended December 31, 2021, the Franklin Global Allocation Fund (formerly Franklin Founding Funds Allocation
Fund) (Allocation Fund), a series of the Franklin Fund Allocator Series, repositioned to a direct investment fund and subsequently fully redeemed out of the Fund. As a result, on January 29, 2021, the Fund delivered portfolio securities and
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $179,710
CDSC retained .............................................................................. $8,196
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $21,118,000 $(21,118,000) $— $— $— — $10
Total Affiliated Securities ... $— $21,118,000 $(21,118,000) $— $— $— $10
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
35
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(continued)
cash that were transferred in-kind to the Allocation Fund, which included $233,383,169 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains .
During the year ended December 31, 2021, the Fund utilized $262,064,619 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
a
Projected benefit obligation at December 31, 2021 ...... $1,150,088
b
Increase (decrease) in projected benefit obligation ...... $128,204
Benefit payments made to retired trustees ............. $(4,430)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations. The increase (decrease) was primarily due to demographic losses.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $263,515,339 $209,885,626
Long term capital gain ...................................................... 617,281,347 124,751,222
$880,796,686 $334,636,848
3. Transactions with Affiliates
(continued)
h. Other Affiliated Transactions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
36
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(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and gains realized on in-kind shareholder redemptions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities, securities sold short and in-kind transactions) for the year ended December 31, 2021, aggregated $3,455,081,338 and $4,543,723,017, respectively. Sales of investments excludes in-kind transactions of $930,229,340.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $5,984,339,318
Unrealized appreciation ........................................................................ $2,422,507,106
Unrealized depreciation ........................................................................ (253,030,331)
Net unrealized appreciation (depreciation) .......................................................... $2,169,476,775
Distributable earnings:
Undistributed ordinary income ................................................................... $1,286,531
Undistributed long term capital gains .............................................................. 212,191,663
Total distributable earnings ..................................................................... $213,478,194
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
37
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(continued)
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 273,903
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
119,757 Windstream Holdings Inc , 9/21/55 ............... 9/21/20 1,519,716 2,107,989
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 37,382,547
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $23,146,830 $39,764,439
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 844,824
a
Unrealized appreciation on OTC
forward exchange contracts
4,057,957 Unrealized depreciation on OTC
forward exchange contracts
50,500
Total .................... $4,057,957 $895,324
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Mutual Series Funds
Notes to Financial Statements
38
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(continued)
For the year ended December 3 1 , 2021 , the effect of derivative contracts in the Statement of Operations was as follows:
6
For the year ended December 31, 2021, the average month end notional amount of futures contracts represented
$61,909,435. The average month end contract value of forward exchange contracts was $467,755,917.
See Note 1(c) regarding derivative financial instruments.
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2021, investments in “affiliated companies” were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(1,330,601) Futures contracts $937,773
Forward exchange contracts 9,040,959 Forward exchange contracts 17,923,634
Total ....................... $7,710,358 $18,861,407
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group
Brazil LLC ........ $ 153,856 $ — $ — $ — $ 120,047 $ 273,903 7,234,813 $ —
TRU Kids Parent LLC .. 17,051,583 — (19,044,742)
a
(17,552,688) 19,545,847 —
b
— —
Wayne Services Legacy,
Inc. ............ — — — — — — 7,469 424,504
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) .......... $17,205,439 $— $(19,044,742) $(17,552,688) $19,665,894 $273,903 $424,504
†
Rounds to less than 0.1% of net assets.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of December 31, 2021, no longer held by the fund.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Shares Fund
(continued)
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 120,139,739 $ 133,578,892 $ — $ 253,718,631
Auto Components ...................... — — 273,903 273,903
Automobiles .......................... 157,431,400 — — 157,431,400
Banks ............................... 401,874,630 213,898,418 — 615,773,048
Building Products ...................... 197,839,426 — — 197,839,426
Chemicals ........................... 155,115,344 — — 155,115,344
Containers & Packaging ................. 86,346,280 — — 86,346,280
Diversified Financial Services ............. 171,393,446 — — 171,393,446
Diversified Telecommunication Services ..... 10,132,823 — 37,382,547 47,515,370
Electric Utilities ........................ 163,866,089 — — 163,866,089
Electrical Equipment .................... 203,871,261 — — 203,871,261
Electronic Equipment, Instruments &
Components ........................ 59,212,645 — — 59,212,645
Entertainment ......................... 126,715,819 — — 126,715,819

Franklin Mutual Series Funds
Notes to Financial Statements
40
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Franklin Mutual Shares Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Equity Real Estate Investment Trusts (REITs) . $ 172,691,996 $ — $ — $ 172,691,996
Food Products ........................ 326,295,814 — — 326,295,814
Health Care Equipment & Supplies ......... 155,364,417 — — 155,364,417
Health Care Providers & Services .......... 512,720,881 — — 512,720,881
Household Durables .................... 158,505,431 — — 158,505,431
Industrial Conglomerates ................ 132,857,885 — — 132,857,885
Insurance ............................ 640,398,016 — — 640,398,016
IT Services ........................... 494,751,839 — — 494,751,839
Media ............................... 404,885,405 — — 404,885,405
Oil, Gas & Consumable Fuels ............. 211,280,331 171,966,504 — 383,246,835
Paper & Forest Products ................. 4,660,001 — — 4,660,001
Pharmaceuticals ....................... 598,305,692 174,246,325 — 772,552,017
Professional Services ................... 119,879,017 — — 119,879,017
Semiconductors & Semiconductor Equipment . 170,450,917 — — 170,450,917
Software ............................. 308,101,338 — — 308,101,338
Specialty Retail ........................ 170,475,250 — —
a
170,475,250
Technology Hardware, Storage & Peripherals . 188,924,065 152,746,344 — 341,670,409
Textiles, Apparel & Luxury Goods .......... 159,038,888 — — 159,038,888
Tobacco ............................. 117,591,650 135,609,396 — 253,201,046
Wireless Telecommunication Services ....... 151,940,991 — — 151,940,991
Warrants :
Diversified Telecommunication Services ..... — — 2,107,989 2,107,989
Software ............................. 540,602 — — 540,602
Corporate Bonds ........................ — 116,711,592 — 116,711,592
Senior Floating Rate Interests ............... — 68,256,062 — 68,256,062
Asset-Backed Securities .................. — 6,450,908 — 6,450,908
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 66,990,212 16,200,000 — 83,190,212
Total Investments in Securities ........... $7,120,589,540 $1,189,664,441
b
$39,764,439 $8,350,018,420
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,057,957 $ — $ 4,057,957
Total Other Financial Instruments ......... $— $4,057,957 $— $4,057,957
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 199,364,960 $ — $ — $ 1 99,364,960
Forward exchange contracts ................ — 50,500 — 50,500
Futures contracts ........................ 844,824 — — 844,824
Total Other Financial Instruments ......... $200,209,784 $50,500 $— $200,260,284
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $982,045,879, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Shares Fund
(continued)
optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
15. New Accounting Pronouncements
(continued)

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
42
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Shares Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Shares Fund (the “Fund”) (one of
the funds constituting Franklin Mutual Series Funds), including the statement of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Shares Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 18, 2022

Franklin Mutual Series Funds
Tax Information (unaudited)
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Franklin Mutual Shares Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $632,875,974
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $109,071,398
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $168,865,252
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $1,271,974
Section 163(j) Interest Earned §163(j) $20,476,378
Interest Earned from Federal Obligations Note (1) $81,871

Franklin Mutual Series Funds
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995
and Chairperson since
2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (2020-present) and
FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (February 2021-present);
and formerly , FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.

Franklin Mutual Series Funds
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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Independent Board Members
(continued)

Franklin Mutual Series Funds
46
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee Since March 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since April 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson and Jennifer M. Johnson are considered to be interested people of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective September 30, 2021, Peter A. Langerman ceased to be a trustee of the Trust.
Note 4: Effective December 31, 2021, Burton J. Greenwald ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
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and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
49
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

474 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Shares Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Beacon Fund
A Series of Franklin Mutual Series Funds
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Beacon Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the start of 2021 brought much needed optimism. Prior to the
start of the period, authorities in the United States and
Europe approved the first vaccines for emergency use. The
U.S. also passed an additional stimulus package, delivering
financial assistance to many people in need. Ten-year
U.S. Treasury yields rose as investors began to anticipate
a possible economic recovery. This economic optimism
sparked a rotation out of growth stocks and into value stocks over the first half of the year.
The rotation into many “reopening” names meant companies
which had benefited from consumer behavior shifts during
the lockdown, such as online payment processors, online
retailers, and remote worker infrastructure providers, fell
out of favor. Instead, companies positioned to benefit from
economic reopening, such as hotels, casinos, restaurants,
and other leisure companies, received a boost. Smaller
capitalization companies, which tend to be more sensitive to the economic cycle, outperformed their larger capitalization counterparts during the first half of the period. The new
Biden administration, and its focus on overhauling America’s infrastructure, also supported a rally in building products
companies and other potential beneficiaries of greater
stimulus spending. The U.S. government successfully
passed another stimulus bill in March 2021.
By the late spring of 2021, massive amounts of fiscal and
monetary stimulus, combined with increased consumer
spending and supply chain difficulties, led to building
inflationary pressure and rising interest rates. While this
propelled some areas of the market upward, such as the
financials and energy sectors, growing investor concern
about rising interest rates stoked pockets of volatility.
Furthermore, differences in regional vaccination rates
constrained a widespread economic reopening as the highly
contagious COVID-19 Delta variant forced some countries
to reinstate business and travel restrictions. The reopening trade stalled, and growth stocks once again generally
outperformed value stocks during much of the late summer
and fall.
Volatility increased in September 2021 and markets fell over the final weeks of the third calendar quarter, as continued
supply chain disruptions, inflationary pressures and hawkish central bank commentary stoked investor anxiety. Markets
stabilized and rebounded in October with some indices
reaching new records. However, high volatility crept in
again in late November as the COVID-19 Omicron variant
emerged, but it was short lived. At year-end, both growth and value returns for the 12-month period were strong, as the
two styles ended the year with comparable results.
Not all progress is evidenced by a steady march forward.
Ongoing uncertainties surrounding COVID-19, supply chain
disruptions and inflation continued to affect financial markets.
As these elements influence investor behavior, pockets of
volatility may continue to crop up. However, market volatility can often present opportunities. As an organization, Franklin
Mutual Series remains dedicated to using fundamental
research, coupled with a long-term approach, to identify
attractively valued companies that can offer both meaningful upside potential and a degree of downside protection in
periods of financial market turbulence.
On the following pages, the portfolio management team
reviews investment decisions made during the past 12
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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2
Contents
Annual Report
Franklin Mutual Beacon Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 36
Tax Information 37
Board Members and Officers 38
Shareholder Information 43
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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ANNUAL REPORT
Franklin Mutual Beacon Fund
This annual report for Franklin Mutual Beacon Fund covers
the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that we
believe are available at market prices less than their intrinsic value. The equity securities in which the Fund invests are
primarily common stock, with a current focus on mid- and
large-cap companies. To a lesser extent, the Fund also
invests in merger arbitrage securities and the debt and
equity of distressed companies. The Fund may invest a
substantial portion, potentially up to 100% of its assets, in foreign securities and participations in foreign government
debt. The Geographic Composition table on this page lists
the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +16.68% cumulative
total return for the 12 months ended December 31, 2021.
In comparison, the Fund’s benchmark, the MSCI World
Value Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +21.94% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
1
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants and higher inflation in an environment of persistent supply-chain disruptions and wage increases hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.
*Rounds to less than 0.1%.
Geographic Composition
12/31/21
% of Total
Net Assets
United States 51.9%
United Kingdom 11.8%
France 8.5%
Germany 6.8%
Switzerland 6.1%
Netherlands 5.6%
Israel 3.4%
South Korea 2.8%
Other* 0.0%
Short-Term Investments & Other Net Assets 3.1%

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reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
1
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -2.49% total return for the 12-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth in
2021’s first three quarters was slower than in 2020’s second half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency and several smaller developer defaults
pressured Asian stocks during 2021’s fourth quarter.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
Top 10 Industries
12/31/21
% of Total
Net Assets
a
Pharmaceuticals 18.3%
Banks 12.5%
IT Services 6.9%
Technology Hardware, Storage & Peripherals 6.6%
Textiles, Apparel & Luxury Goods 4.6%
Media 4.5%
Diversified Telecommunication Services 4.4%
Household Products 3.9%
Software 3.8%
Health Care Equipment & Supplies 3.8%

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focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During 2021, the Fund underperformed its benchmark,
as security selection in the information technology (IT)
sector, an overweight in communication services and a
lack of exposure to energy detracted from relative returns.
Conversely, security selection in consumer discretionary,
financials and real estate buoyed relative performance.
During the 12-month period, investments that detracted from
Fund performance included Global Payments, Check Point
Software Technologies and Charter Communications. Global
Payments and Charter Communications are listed among
the Fund’s largest positions in the Top 10 Holdings table on this page.
Payments firm Global Payments was a relative detractor
during the period. The stock has been under pressure as
concerns remain over potential market share losses to the
modern age FinTech players and a slew of new listings lead
to a rotation of capital in the space. Nonetheless, we see
opportunity for Global Payments over the longer term, as we
believe it is well-positioned to benefit from the continued shift from cash to electronic payments and has good exposure to
the high-yielding smaller- and medium-sized merchants.
IT security company Check Point Software Technologies
detracted from relative results during the year. After a
profit warning early in the year, recent results have been
more upbeat, and the company has been positive about
momentum in areas like cloud security and end-user access
security that can help its long-term growth outlook.
Charter Communications detracted from performance due
to weaker-than-expected growth in broadband subscribers.
While overall loss of customers in the broadband market
continued to be very low this year, there is concern that
the overall market growth is slowing, and that the cable
industry’s share of that growth will come under pressure as
telecommunications companies build out their fiber footprints and introduce fixed wireless access services. We believe
market expectations are too low for broadband service
growth and that in a market with only two suppliers, Charter can continue to take its fair share of growth.
Top positive contributors to performance during the 12-month period included Eli Lilly, Cie Financière Richemont and
Brixmor Property Group.
Pharmaceutical maker Eli Lilly contributed to relative
performance in 2021 amid positive pipeline news on several
medicines as well as strong financial performance. The
company announced that it would file its Alzheimer’s drug
with the U.S. Food and Drug Administration much earlier
than expected following approval of a rival Alzheimer’s
treatment. In addition, Lilly’s diabetes drug, Trulicity,
continues to grow, and its key diabetes pipeline compound,
Tirzepatide, showed positive results in multiple Phase 3
clinical trials, further strengthening the company’s position in the growing diabetes end market.
Swiss luxury goods company Cie Financière Richemont
boosted relative performance during the period following a
strong first-half earnings update. The company’s operating
results were better than anticipated, with robust growth in
its jewelry business amid the ongoing recovery from the
impact of COVID-19 on its business in 2020. The company
has a leading portfolio of jewelry brands and, in our view,
can deliver consistent long-term growth, which should help
improve investor sentiment over time.
Shopping center real estate investment trust (REIT) Brixmor
Property Group was among the leading contributors to
relative results during the year. Early in the year, when
investors rotated into stocks that stood to benefit from
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
A a
GlaxoSmithKline plc 5.0%
Pharmaceuticals, United Kingdom
Charter Communications, Inc. 4.5%
Media, United States
Deutsche Telekom AG 4.4%
Diversified Telecommunication Services,
Germany
Global Payments, Inc. 4.3%
IT Services, United States
Novartis AG 4.0%
Pharmaceuticals, Switzerland
Reckitt Benckiser Group plc 3.9%
Household Products, United Kingdom
Merck & Co., Inc. 3.8%
Pharmaceuticals, United States
Western Digital Corp. 3.8%
Technology Hardware, Storage & Peripherals,
United States
Medtronic plc 3.8%
Health Care Equipment & Supplies, United
States
Sensata Technologies Holding plc 3.7%
Electrical Equipment, United States

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economic reopening, shares of Brixmor rose. The company
further benefited as collections and leasing activity improved and as the pandemic highlighted the relevance of grocery-
anchored open-air shopping centers. We have seen a
positive shift in sentiment on shopping center REITs since
the depths of the pandemic, given their relevance with
an increase in omnichannel retail that seeks to provide
shoppers a unified experience across all touchpoints.
Coupled with ongoing consolidation in the space, this could
help serve as a tailwind for shopping center operators like
Brixmor.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
As fellow shareholders, we found recent relative
performance disappointing, but our strategy of seeking
undervalued stocks and focus on special situation
investments, including distressed investments and merger
arbitrage, can lag the growth equity markets at times. We
remain committed to our disciplined, value investment
approach as we seek to generate attractive, long-term, risk-
adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Beacon Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Mandana Hormozi
Aman Gupta, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year +16.68% +16.68%
5-Year +59.29% +9.76%
10-Year +184.73% +11.03%
A
3
1-Year +16.46% +10.04%
5-Year +57.29% +8.26%
10-Year +177.23% +10.11%
See page 9 for Performance Summary footnotes.

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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
1/1/12–12/31/21)
Class A
(1/1/12–12/31/21)

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Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Z $0.3674 $0.1146 $0.7447 $1.2267
A $0.3218 $0.1146 $0.7447 $1.1811
C $0.1428 $0.1146 $0.7447 $1.0021
R $0.2762 $0.1146 $0.7447 $1.1355
R6 $0.3793 $0.1146 $0.7447 $1.2386
Total Annual Operating Expenses
5
Share Class
Z 0.82%
A 1.07%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,005.70 $4.09 $1,021.13 $4.12 0.81%
A $1,000 $1,004.90 $5.36 $1,019.86 $5.40 1.06%
C $1,000 $1,000.80 $9.12 $1,016.09 $9.19 1.81%
R $1,000 $1,003.40 $6.62 $1,018.60 $6.67 1.31%
R6 $1,000 $1,006.40 $3.80 $1,021.42 $3.83 0.75%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.48 $16.40 $13.76 $16.61 $15.30
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.51
c
0.33 0.29 0.29
Net realized and unrealized gains (losses) ........... 2.45 0.12 3.06 (1.68) 1.90
Total from investment operations .................... 2.71 0.63 3.39 (1.39) 2.19
Less distributions from:
Net investment income .......................... (0.37) (0.45) (0.36) (0.31) (0.31)
Net realized gains ............................. (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ............................... (1.23) (0.55) (0.75) (1.46) (0.88)
Net asset value, end of year ....................... $17.96 $16.48 $16.40 $13.76 $16.61
Total return .................................... 16.68% 4.08% 24.96% (8.24)% 14.39%
Ratios to average net assets
Expenses
d,e
.................................... 0.81% 0.82% 0.81%
f
0.80%
f
0.78%
Expenses - incurred in connection with securities sold short 0.01% 0.02% 0.02% 0.01% —%
Net investment income ........................... 1.41% 3.56%
c
2.11% 1.77% 1.78%
Supplemental data
Net assets, end of year (000’s) ..................... $2,508,213 $2,320,077 $2,600,744 $2,271,217 $2,700,327
Portfolio turnover rate ............................ 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.30 $16.24 $13.63 $16.47 $15.18
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.47
c
0.29 0.25 0.25
Net realized and unrealized gains (losses) ........... 2.43 0.10 3.03 (1.67) 1.87
Total from investment operations .................... 2.64 0.57 3.32 (1.42) 2.12
Less distributions from:
Net investment income .......................... (0.32) (0.41) (0.32) (0.27) (0.26)
Net realized gains ............................. (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ............................... (1.18) (0.51) (0.71) (1.42) (0.83)
Net asset value, end of year ....................... $17.76 $16.30 $16.24 $13.63 $16.47
Total return
d
................................... 16.46% 3.75% 24.69% (8.49)% 14.09%
Ratios to average net assets
Expenses
e,f
.................................... 1.06% 1.07% 1.06%
g
1.05%
g
1.03%
Expenses - incurred in connection with securities sold short 0.01% 0.02% 0.02% 0.01% —%
Net investment income ........................... 1.16% 3.32%
c
1.86% 1.52% 1.53%
Supplemental data
Net assets, end of year (000’s) ..................... $987,817 $893,378 $1,028,482 $890,294 $983,048
Portfolio turnover rate ............................ 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.37 $16.29 $13.65 $16.34 $15.06
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.39
c
0.17 0.13 0.12
Net realized and unrealized gains (losses) ........... 2.43 0.06 3.04 (1.65) 1.86
Total from investment operations .................... 2.51 0.45 3.21 (1.52) 1.98
Less distributions from:
Net investment income .......................... (0.14) (0.27) (0.18) (0.02) (0.13)
Net realized gains ............................. (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ............................... (1.00) (0.37) (0.57) (1.17) (0.70)
Net asset value, end of year ....................... $17.88 $16.37 $16.29 $13.65 $16.34
Total return
d
................................... 15.55% 2.96% 23.74% (9.19)% 13.25%
Ratios to average net assets
Expenses
e,f
.................................... 1.80% 1.82% 1.81%
g
1.80%
g
1.78%
Expenses - incurred in connection with securities sold short 0.01% 0.02% 0.02% 0.01% —%
Net investment income ........................... 0.43% 2.75%
c
1.11% 0.77% 0.78%
Supplemental data
Net assets, end of year (000’s) ..................... $27,853 $35,273 $52,620 $59,828 $260,113
Portfolio turnover rate ............................ 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.09 $16.03 $13.46 $16.28 $15.01
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.44
c
0.24 0.20 0.21
Net realized and unrealized gains (losses) ........... 2.40 0.09 3.01 (1.64) 1.84
Total from investment operations .................... 2.56 0.53 3.25 (1.44) 2.05
Less distributions from:
Net investment income .......................... (0.28) (0.37) (0.29) (0.23) (0.21)
Net realized gains ............................. (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ............................... (1.14) (0.47) (0.68) (1.38) (0.78)
Net asset value, end of year ....................... $17.51 $16.09 $16.03 $13.46 $16.28
Total return .................................... 16.12% 3.49% 24.33% (8.65)% 13.76%
Ratios to average net assets
Expenses
d,e
.................................... 1.31% 1.32% 1.31%
f
1.30%
f
1.28%
Expenses - incurred in connection with securities sold short 0.01% 0.02% 0.02% 0.01% —%
Net investment income ........................... 0.92% 3.16%
c
1.61% 1.27% 1.28%
Supplemental data
Net assets, end of year (000’s) ..................... $1,388 $1,262 $1,769 $1,662 $1,601
Portfolio turnover rate ............................ 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.47 $16.40 $13.75 $16.60 $15.30
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.53
c
0.34 0.30 0.37
Net realized and unrealized gains (losses) ........... 2.47 0.10 3.07 (1.68) 1.82
Total from investment operations .................... 2.73 0.63 3.41 (1.38) 2.19
Less distributions from:
Net investment income .......................... (0.38) (0.46) (0.37) (0.32) (0.32)
Net realized gains ............................. (0.86) (0.10) (0.39) (1.15) (0.57)
Total distributions ............................... (1.24) (0.56) (0.76) (1.47) (0.89)
Net asset value, end of year ....................... $17.96 $16.47 $16.40 $13.75 $16.60
Total return .................................... 16.83% 4.08% 25.13% (8.18)% 14.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.77% 0.78% 0.76% 0.75% 0.72%
Expenses net of waiver and payments by affiliates
d ,e
..... 0.75% 0.75% 0.74% 0.73% 0.71%
Expenses - incurred in connection with securities sold short 0.01% 0.02% 0.02% 0.01% —%
Net investment income ........................... 1.39% 3.67%
c
2.18% 1.84% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $151,226 $70,839 $90,220 $79,358 $106,845
Portfolio turnover rate ............................ 40.89% 42.37% 30.72% 47.20% 24.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2021
Franklin Mutual Beacon Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Aerospace & Defense 2.4%
a
Airbus SE ........................................... France 698,989 $ 89,360,653
Auto Components 2.8%
Cie Generale des Etablissements Michelin SCA .............. France 632,201 103,462,740
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 107,759
103,570,499
Banks 12.5%
BNP Paribas SA ...................................... France 1,718,905 118,752,968
ING Groep NV ....................................... Netherlands 6,938,650 96,391,852
JPMorgan Chase & Co. ................................. United States 776,620 122,977,777
Wells Fargo & Co. ..................................... United States 2,560,191 122,837,964
460,960,561
Beverages 3.0%
Heineken NV ........................................ Netherlands 976,799 109,841,824
Chemicals 2.5%
BASF SE ........................................... Germany 1,295,116 90,826,345
Diversified Telecommunication Services 4.4%
Deutsche Telekom AG .................................. Germany 8,681,465 160,284,990
Electrical Equipment 3.7%
a
Sensata Technologies Holding plc ......................... United States 2,190,149 135,110,292
Entertainment 3.3%
a,d
Walt Disney Co. (The) .................................. United States 785,435 121,656,027
Equity Real Estate Investment Trusts (REITs) 2.5%
Brixmor Property Group, Inc. ............................. United States 3,667,618 93,194,173
Health Care Equipment & Supplies 3.8%
Medtronic plc ........................................ United States 1,339,040 138,523,688
Health Care Providers & Services 2.5%
Anthem, Inc. ......................................... United States 200,449 92,916,130
Household Products 3.9%
Reckitt Benckiser Group plc ............................. United Kingdom 1,649,726 141,899,018
Insurance 2.1%
Hartford Financial Services Group, Inc. (The) ................ United States 1,140,480 78,738,739
IT Services 6.9%
Cognizant Technology Solutions Corp., A .................... United States 1,063,050 94,313,796
Global Payments, Inc. .................................. United States 1,171,877 158,414,333
252,728,129
Media 4.5%
a
Charter Communications, Inc., A .......................... United States 255,653 166,678,086
Pharmaceuticals 18.3%
a
Elanco Animal Health, Inc. ............................... United States 3,823,163 108,501,366
Eli Lilly & Co. ........................................ United States 344,907 95,270,212
GlaxoSmithKline plc ................................... United Kingdom 8,366,655 182,017,126
Merck & Co., Inc. ..................................... United States 1,819,252 139,427,473
Novartis AG, ADR ..................................... Switzerland 1,686,090 147,482,292
672,698,469

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.1%
Xilinx, Inc. ........................................... United States 188,700 $ 40,010,061
Software 3.4%
a
Check Point Software Technologies Ltd. .................... Israel 1,082,000 126,117,920
Technology Hardware, Storage & Peripherals 3.8%
a,d
Western Digital Corp. .................................. United States 2,130,105 138,904,147
Textiles, Apparel & Luxury Goods 4.6%
Cie Financiere Richemont SA ............................ Switzerland 511,346 76,324,974
Tapestry, Inc. ........................................ United States 2,326,980 94,475,388
170,800,362
Tobacco 3.0%
British American Tobacco plc ............................. United Kingdom 2,934,551 108,876,393
Total Common Stocks (Cost $2,501,993,809) ....................................
3,493,696,506
Preferred Stocks 2.8%
Technology Hardware, Storage & Peripherals 2.8%
e
Samsung Electronics Co. Ltd., 1.52% ...................... South Korea 1,695,716 101,370,992
Total Preferred Stocks (Cost $25,486,984) ......................................
101,370,992
Principal
Amount
*
f,g
Senior Floating Rate Interests 0.4%
Software 0.4%
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 15,969,347 15,989,309
Total Senior Floating Rate Interests (Cost $15,899,170) ..........................
15,989,309
Shares
a
Companies in Liquidation 0.0%
a,b,h
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 501,447 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,543,379,963) .............................
3,611,056,807
a
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.8%
i
FHLB, 1/03/22 ....................................... United States 5,200,000 5,200,000
i
U.S. Treasury Bills ,
1/06/22 ........................................... United States 3,000,000 3,000,000
2/17/22 ........................................... United States 10,000,000 9,999,688
4/28/22 ........................................... United States 3,500,000 3,499,203
5/26/22 ........................................... United States 1,000,000 999,646

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
i
U.S. Treasury Bills, (continued)
6/23/22 ........................................... United States 5,000,000 $ 4,996,141
22,494,678
Total U.S. Government and Agency Securities (Cost $27,694,907) .................
27,694,678
Total Short Term Investments (Cost $27,694,907 ) ................................
27,694,678
a
Total Investments (Cost $2,571,074,870) 99.0% ..................................
$3,638,751,485
Securities Sold Short (1.3)% ..................................................
(46,797,000)
Other Assets, less Liabilities 2.3% .............................................
84,542,260
Net Assets 100.0% ...........................................................
$3,676,496,745
Shares
j
Securities Sold Short (1.3)%
Common Stocks (1.3)%
Semiconductors & Semiconductor Equipment (1.3)%
Advanced Micro Devices, Inc. ............................ United States 325,205 (46,797,000)
Total Common Stocks (Proceeds $29,330,778) ..................................
(46,797,000)
Total Securities Sold Short (Proceeds $29,330,778) ..............................
$(46,797,000)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
A portion or all of the security has been segregated as collateral for securities sold short. At December 31, 2021, the aggregate value of these securities pledged amounted to $56,834,643, representing 1.5% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 1(f) regarding senior floating rate interests.
g
The coupon rate shown represents the rate at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 1(e) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 221 $ 31,499,406 3/14/22 $ (167,953)
Total Futures Contracts ...................................................................... $(167,953)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 40,419,366 47,706,362 1/24/22 $ 1,706,432 $ —
Euro ............. HSBK Sell 37,596,002 44,222,408 1/24/22 1,435,651 —
Euro ............. SSBT Sell 13,485,388 15,936,136 1/24/22 588,867 —
Euro ............. UBSW Buy 3,160,094 3,563,066 1/24/22 33,331 —
Euro ............. UBSW Sell 9,777,004 11,530,754 1/24/22 403,872 —
Euro ............. BOFA Sell 38,952,909 45,263,153 2/07/22 919,684 —
Euro ............. SSBT Sell 40,387,533 46,906,175 2/07/22 929,547 —
Euro ............. UBSW Sell 432,199 495,918 2/07/22 3,909 —
Euro ............. BOFA Sell 22,636,988 25,989,413 4/19/22 177,268 —
Euro ............. HSBK Sell 450,053 513,545 4/19/22 365 —
Euro ............. UBSW Sell 22,636,234 25,987,868 4/19/22 176,583 —
Total Forward Exchange Contracts ................................................... $6,375,509 —
Net unrealized appreciation (depreciation) ............................................ $6,375,509
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  12  regarding other derivative information .
See Abbreviations on page 35 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
Beacon Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,571,074,870
Value - Unaffiliated issuers .................................................................. $3,638,751,485
Cash .................................................................................... 22,383,497
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 6,032,000
Receivables:
Capital shares sold ........................................................................ 919,662
Dividends and interest ..................................................................... 8,902,303
European Union tax reclaims (Note 1 g ) ......................................................... 2,890,920
Deposits with brokers for:
Securities sold short ..................................................................... 48,147,576
Futures contracts ........................................................................ 492,140
Unrealized appreciation on OTC forward exchange contracts .......................................... 6,375,509
Other assets .............................................................................. 820,819
Total assets .......................................................................... 3,735,715,911
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,493,223
Management fees ......................................................................... 2,055,407
Distribution fees .......................................................................... 228,094
Transfer agent fees ........................................................................ 375,006
Trustees' fees and expenses ................................................................. 354,887
Variation margin on futures contracts ........................................................... 158,844
Due to brokers ............................................................................. 6,032,000
Securities sold short, at value (proceeds $29,330,778) ............................................... 46,797,000
Accrued expenses and other liabilities ........................................................... 724,705
Total liabilities ......................................................................... 59,219,166
Net assets, at value ................................................................. $3,676,496,745
Net assets consist of:
Paid-in capital ............................................................................. $2,549,441,066
Total distributable earnings (losses) ............................................................. 1,127,055,679
Net assets, at value ................................................................. $3,676,496,745

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Mutual
Beacon Fund
Class Z:
Net assets, at value ....................................................................... $2,508,213,087
Shares outstanding ........................................................................ 139,654,145
Net asset value and maximum offering price per share ............................................. $17.96
Class A:
Net assets, at value ....................................................................... $987,816,888
Shares outstanding ........................................................................ 55,629,527
Net asset value per share
a
.................................................................. $17.76
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.79
Class C:
Net assets, at value ....................................................................... $27,852,616
Shares outstanding ........................................................................ 1,557,569
Net asset value and maximum offering price per share
a
............................................. $17.88
Class R:
Net assets, at value ....................................................................... $1,388,234
Shares outstanding ........................................................................ 79,281
Net asset value and maximum offering price per share ............................................. $17.51
Class R6:
Net assets, at value ....................................................................... $151,225,920
Shares outstanding ........................................................................ 8,422,394
Net asset value and maximum offering price per share ............................................. $17.96
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
Beacon Fund
Investment income:
Dividends: (net of foreign taxes of $4,114,771)
Unaffiliated issuers ........................................................................ $77,190,153
Interest:
Unaffiliated issuers ........................................................................ 2,762,491
Other income (Note 1 g ) ...................................................................... 186,944
Total investment income ................................................................... 80,139,588
Expenses:
Management fees (Note 3 a ) ................................................................... 24,394,334
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,425,825
    Class C ................................................................................ 332,267
    Class R ................................................................................ 6,831
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 1,947,919
    Class A ................................................................................ 757,183
    Class C ................................................................................ 25,832
    Class R ................................................................................ 1,066
    Class R6 ............................................................................... 50,352
Custodian fees (Note 4 ) ...................................................................... 128,003
Reports to shareholders fees .................................................................. 303,982
Registration and filing fees .................................................................... 104,069
Professional fees ........................................................................... 92,331
Trustees' fees and expenses .................................................................. 271,560
Dividends on securities sold short .............................................................. 497,621
Other .................................................................................... 513,786
Total expenses ......................................................................... 31,852,961
Expense reductions (Note 4 ) ............................................................... (187)
Expenses waived/paid by affiliates (Note 3f) .................................................... (27,922)
Net expenses ......................................................................... 31,824,852
Net investment income ................................................................ 48,314,736
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 361,148,278
Foreign currency transactions ................................................................ (676,674)
Forward exchange contracts ................................................................. 1,105,076
Futures contracts ......................................................................... 2,558,408
Securities sold short ....................................................................... (13,503,185)
Net realized gain (loss) .................................................................. 350,631,903
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 139,874,524
Translation of other assets and liabilities denominated in foreign currencies .............................. (605,085)
Forward exchange contracts ................................................................. 14,065,924
Futures contracts ......................................................................... 31,284
Securities sold short ....................................................................... (16,909,745)
Net change in unrealized appreciation (depreciation) ............................................ 136,456,902
Net realized and unrealized gain (loss) ............................................................ 487,088,805
Net increase (decrease) in net assets resulting from operations .......................................... $535,403,541

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Mutual Beacon Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $48,314,736 $107,019,795
Net realized gain (loss) ................................................. 350,631,903 (113,120,672)
Net change in unrealized appreciation (depreciation) ........................... 136,456,902 55,219,517
Net increase (decrease) in net assets resulting from operations ................ 535,403,541 49,118,640
Distributions to shareholders:
Class Z ............................................................. (162,681,570) (76,905,231)
Class A ............................................................. (62,361,827) (27,957,723)
Class C ............................................................. (1,505,030) (810,951)
Class R ............................................................. (84,510) (40,279)
Class R6 ............................................................ (9,884,661) (2,431,509)
Total distributions to shareholders .......................................... (236,517,598) (108,145,693)
Capital share transactions: (Note 2 )
Class Z ............................................................. (25,340,408) (245,275,617)
Class A ............................................................. 14,131,543 (116,168,396)
Class C ............................................................. (11,186,159) (14,894,960)
Class R ............................................................. 7,046 (451,128)
Class R6 ............................................................ 79,169,839 (17,188,067)
Total capital share transactions ............................................ 56,781,861 (393,978,168)
Net increase (decrease) in net assets ................................... 355,667,804 (453,005,221)
Net assets:
Beginning of year ....................................................... 3,320,828,941 3,773,834,162
End of year ........................................................... $3,676,496,745 $3,320,828,941

Franklin Mutual Series Funds
Notes to Financial Statements
Franklin Mutual Beacon Fund
24
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Beacon Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Effective August 2, 2021, Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Prior to August 2, 2021, Class
C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $1,766,115
in U.S. Treasury Bills, Bonds and Notes as collateral for
derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 12 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
27
franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund
(continued)
any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
28
franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund
(continued)
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust .
Additionally, in the normal course of business, the Trust ,
on behalf of the Fund , enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 5,839,985 $106,986,048 6,518,275 $91,753,757
Shares issued in reinvestment of distributions .......... 8,699,407 151,861,397 4,589,573 71,459,173
Shares redeemed ............................... (15,681,677) (284,187,853) (28,849,747) (408,488,547)
Net increase (decrease) .......................... (1,142,285) $(25,340,408) (17,741,899) $(245,275,617)
Class A Shares:
Shares sold
a
................................... 5,278,156 $96,885,950 5,565,356 $76,803,772
Shares issued in reinvestment of distributions .......... 3,513,835 60,642,108 1,766,127 27,128,904
Shares redeemed ............................... (7,955,475) (143,396,515) (15,867,439) (220,101,072)
Net increase (decrease) .......................... 836,516 $14,131,543 (8,535,956) $(116,168,396)
Class C Shares:
Shares sold ................................... 274,584 $5,035,296 296,691 $4,210,695
Shares issued in reinvestment of distributions .......... 85,888 1,494,056 52,948 803,079
Shares redeemed
a
.............................. (957,065) (17,715,511) (1,425,903) (19,908,734)
Net increase (decrease) .......................... (596,593) $(11,186,159) (1,076,264) $(14,894,960)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
29
franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 6,338 $114,528 11,185 $148,721
Shares issued in reinvestment of distributions .......... 4,963 84,510 2,678 40,279
Shares redeemed ............................... (10,458) (191,992) (45,755) (640,128)
Net increase (decrease) .......................... 843 $7,046 (31,892) $(451,128)
Class R6 Shares:
Shares sold ................................... 5,583,463 $106,269,417 1,026,719 $14,461,224
Shares issued in reinvestment of distributions .......... 564,162 9,847,608 155,064 2,412,061
Shares redeemed ............................... (2,025,526) (36,947,186) (2,383,080) (34,061,352)
Net increase (decrease) .......................... 4,122,099 $79,169,839 (1,201,297) $(17,188,067)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $2,782,352, of which $1,196,775 retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $70,310
CDSC retained .............................................................................. $6,206
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended December 31, 2021, the Fund utilized $112,319,089 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims and wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
a
Projected benefit obligation at December 31, 2021 ...... $352,555
b
Increase (decrease) in projected benefit obligation ...... $55,009
Benefit payments made to retired trustees ............. $(1,778)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations. The increase (decrease) was primarily due to demographic losses.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $91,448,294 $96,261,869
Long term capital gain ...................................................... 145,069,304 11,883,824
$236,517,598 $108,145,693
Cost of investments .......................................................................... $2,552,681,505
Unrealized appreciation ........................................................................ $1,128,306,550
Unrealized depreciation ........................................................................ (82,826,013)
Net unrealized appreciation (depreciation) .......................................................... $1,045,480,537
Distributable earnings:
Undistributed ordinary income ................................................................... $4,684,118
Undistributed long term capital gains .............................................................. 74,209,748
Total distributable earnings ..................................................................... $78,893,866

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Beacon Fund
(continued)
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2021, aggregated $1,428,185,020 and $1,559,258,575, respectively .
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 107,759
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $107,759
†
Rounds to less than 0.1% of net assets.

Franklin Mutual Series Funds
Notes to Financial Statements
33
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Franklin Mutual Beacon Fund
(continued)
12. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts represented
$32,702,369. The average month end contract value of forward exchange contracts was $248,098,108.
See Note 1(c) regarding derivative financial instruments.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Beacon Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 167,953
a
Unrealized appreciation on OTC
forward exchange contracts
6,375,509 Unrealized depreciation on OTC
forward exchange contracts
—
Total .................... $6,375,509 $167,953
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Beacon Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $2,558,408 Futures contracts $31,284
Forward exchange contracts 1,105,076 Forward exchange contracts 14,065,924
Total ....................... $3,663,484 $14,097,208

Franklin Mutual Series Funds
Notes to Financial Statements
34
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Franklin Mutual Beacon Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 89,360,653 $ — $ 89,360,653
Auto Components ...................... — 103,462,740 107,759 103,570,499
Banks ............................... 245,815,741 215,144,820 — 460,960,561
Beverages ........................... — 109,841,824 — 109,841,824
Chemicals ........................... — 90,826,345 — 90,826,345
Diversified Telecommunication Services ..... — 160,284,990 — 160,284,990
Electrical Equipment .................... 135,110,292 — — 135,110,292
Entertainment ......................... 121,656,027 — — 121,656,027
Equity Real Estate Investment Trusts (REITs) . 93,194,173 — — 93,194,173
Health Care Equipment & Supplies ......... 138,523,688 — — 138,523,688
Health Care Providers & Services .......... 92,916,130 — — 92,916,130
Household Products .................... — 141,899,018 — 141,899,018
Insurance ............................ 78,738,739 — — 78,738,739
IT Services ........................... 252,728,129 — — 252,728,129
Media ............................... 166,678,086 — — 166,678,086
Pharmaceuticals ....................... 490,681,343 182,017,126 — 672,698,469
Semiconductors & Semiconductor Equipment . 40,010,061 — — 40,010,061
Software ............................. 126,117,920 — — 126,117,920
Technology Hardware, Storage & Peripherals . 138,904,147 — — 138,904,147
Textiles, Apparel & Luxury Goods .......... 94,475,388 76,324,974 — 170,800,362
Tobacco ............................. — 108,876,393 — 108,876,393
Preferred Stocks ........................ — 101,370,992 — 101,370,992
Senior Floating Rate Interests ............... — 15,989,309 — 15,989,309
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 22,494,678 5,200,000 — 27,694,678
Total Investments in Securities ........... $2,238,044,542 $1,400,599,184
b
$107,759 $3,638,751,485
13. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
35
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Annual Report
Franklin Mutual Beacon Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 6,375,509 $ — $ 6,375,509
Total Other Financial Instruments ......... $— $6,375,509 $— $6,375,509
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 46,797,000 $ — $ — $ 46,797,000
Futures contracts ........................ 167,953 — — 167,953
Total Other Financial Instruments ......... $46,964,953 $— $— $46,964,953
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $1,379,409,875, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
36
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Beacon Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Beacon Fund (the “Fund”) (one of
the funds constituting Franklin Mutual Series Funds), including the statement of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Beacon Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 18, 2022

Franklin Mutual Series Funds
Tax Information (unaudited)
37
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Franklin Mutual Beacon Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $145,069,304
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $18,812,680
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $69,690,258
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $25,452,161
Section 163(j) Interest Earned §163(j) $2,761,421
Interest Earned from Federal Obligations Note (1) $24,801
Amount Reported
Foreign Taxes Paid $3,831,230
Foreign Source Income Earned $48,341,212

Franklin Mutual Series Funds
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995
and Chairperson since
2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (2020-present) and
FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (February 2021-present);
and formerly , FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.

Franklin Mutual Series Funds
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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Independent Board Members
(continued)

Franklin Mutual Series Funds
40
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee Since March 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since April 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson and Jennifer M. Johnson are considered to be interested people of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective September 30, 2021, Peter A. Langerman ceased to be a trustee of the Trust.
Note 4: Effective December 31, 2021, Burton J. Greenwald ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
42
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Annual Report
and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
43
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

476 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Beacon Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Global Discovery
Fund
A Series of Franklin Mutual Series Funds
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Global Discovery Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the start of 2021 brought much needed optimism. Prior to the
start of the period, authorities in the United States and
Europe approved the first vaccines for emergency use. The
U.S. also passed an additional stimulus package, delivering
financial assistance to many people in need. Ten-year
U.S. Treasury yields rose as investors began to anticipate
a possible economic recovery. This economic optimism
sparked a rotation out of growth stocks and into value stocks over the first half of the year.
The rotation into many “reopening” names meant companies
which had benefited from consumer behavior shifts during
the lockdown, such as online payment processors, online
retailers, and remote worker infrastructure providers, fell
out of favor. Instead, companies positioned to benefit from
economic reopening, such as hotels, casinos, restaurants,
and other leisure companies, received a boost. Smaller
capitalization companies, which tend to be more sensitive to the economic cycle, outperformed their larger capitalization counterparts during the first half of the period. The new
Biden administration, and its focus on overhauling America’s infrastructure, also supported a rally in building products
companies and other potential beneficiaries of greater
stimulus spending. The U.S. government successfully
passed another stimulus bill in March 2021.
By the late spring of 2021, massive amounts of fiscal and
monetary stimulus, combined with increased consumer
spending and supply chain difficulties, led to building
inflationary pressure and rising interest rates. While this
propelled some areas of the market upward, such as the
financials and energy sectors, growing investor concern
about rising interest rates stoked pockets of volatility.
Furthermore, differences in regional vaccination rates
constrained a widespread economic reopening as the highly
contagious COVID-19 Delta variant forced some countries
to reinstate business and travel restrictions. The reopening trade stalled, and growth stocks once again generally
outperformed value stocks during much of the late summer
and fall.
Volatility increased in September 2021 and markets fell over the final weeks of the third calendar quarter, as continued
supply chain disruptions, inflationary pressures and hawkish central bank commentary stoked investor anxiety. Markets
stabilized and rebounded in October with some indices
reaching new records. However, high volatility crept in
again in late November as the COVID-19 Omicron variant
emerged, but it was short lived. At year-end, both growth and value returns for the 12-month period were strong, as the
two styles ended the year with comparable results.
Not all progress is evidenced by a steady march forward.
Ongoing uncertainties surrounding COVID-19, supply chain
disruptions and inflation continued to affect financial markets.
As these elements influence investor behavior, pockets of
volatility may continue to crop up. However, market volatility can often present opportunities. As an organization, Franklin
Mutual Series remains dedicated to using fundamental
research, coupled with a long-term approach, to identify
attractively valued companies that can offer both meaningful upside potential and a degree of downside protection in
periods of financial market turbulence.
On the following pages, the portfolio management team
reviews investment decisions made during the past 12
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report
2
Contents
Annual Report
Franklin Mutual Global Discovery Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered
Public Accounting Firm 41
Tax Information 42
Board Members and Officers 43
Shareholder Information 48
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Franklin Mutual Global Discovery Fund
This annual report for Franklin Mutual Global Discovery Fund covers the fiscal year ended December 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available
at market prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +19.67% cumulative
total return for the 12 months ended December 31, 2021.
In comparison, the Fund’s benchmark, the MSCI World
Value Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +21.94% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
1
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants and higher inflation in an environment of persistent supply-chain disruptions and wage increases hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help
Geographic Composition
12/31/21
% of Total
Net Assets
United States 41.9%
France 11.3%
United Kingdom 11.1%
Germany 8.7%
Netherlands 6.2%
Switzerland 5.3%
Japan 3.4%
Israel 2.2%
Canada 1.8%
South Korea 1.6%
China 1.3%
Other 1.0%
Short-Term Investments & Other Net Assets 4.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
1
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -2.49% total return for the 12-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth in
2021’s first three quarters was slower than in 2020’s second half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency and several smaller developer defaults
pressured Asian stocks during 2021’s fourth quarter.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
Top 10 Industries
12/31/21
% of Total
Net Assets
a
Insurance 9.0%
Oil, Gas & Consumable Fuels 7.8%
Banks 7.7%
Pharmaceuticals 7.7%
IT Services 6.7%
Health Care Providers & Services 5.7%
Technology Hardware, Storage & Peripherals 4.2%
Chemicals 3.5%
Tobacco 3.4%
Aerospace & Defense 3.2%

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Annual Report
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
In 2021, the Fund slightly underperformed its benchmark, as
stock selection in the information technology (IT), materials and financials sectors detracted from relative returns.
Security selection in health care, an underweight in utilities and an overweight in energy contributed positively to relative performance.
During the 12-month period, investments that detracted from
Fund performance included Credit Suisse Group, Check
Point Software Technologies and Charter Communications.
Charter Communications is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Switzerland-based Credit Suisse Group detracted from
relative returns after dealing with several scandals earlier in the year, including exposure to the collapse of Greensill
(not a Fund holding), a supply chain finance provider,
and the failure of prime broker client Archegos Capital
Management (not a Fund holding). As a result, the shares
are trading at a significant discount to peers, despite the
company’s premier wealth management platform with strong
positions in Europe, Asia, and Latin America. The company’s
new management team is focused on turning around
the business and further building its wealth management
operations in Asia and the Middle East.
IT security company Check Point Software Technologies
detracted from relative results during the year. After a
profit warning early in the year, recent results have been
more upbeat, and the company has been positive about
momentum in areas like cloud security and end-user access
security that can help its long-term growth outlook.
Charter Communications detracted from performance due
to weaker-than-expected growth in broadband subscribers.
While overall loss of customers in the broadband market
continued to be very low this year, there is concern that
the overall market growth is slowing, and that the cable
industry’s share of that growth will come under pressure as
telecommunications companies build out their fiber footprints and introduce fixed wireless access services. We believe
market expectations are too low for broadband service
growth and that in a market with only two suppliers, Charter can continue to take its fair share of growth.
Top positive contributors to performance during the 12-month period included Eli Lilly, Canadian Natural Resources and
ING Groep. ING Groep is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Pharmaceutical maker Eli Lilly contributed to relative
performance in 2021 amid positive pipeline news on several
medicines as well as strong financial performance. The
company announced that it would file its Alzheimer’s drug
with the U.S. Food and Drug Administration much earlier
than expected following approval of a rival Alzheimer’s
treatment. In addition, Lilly’s diabetes drug, Trulicity,
continues to grow, and its key diabetes pipeline compound,
Tirzepatide, showed positive results in multiple Phase 3
clinical trials, further strengthening the company’s position in the growing diabetes end market. We exited this position on
the stock’s strong performance.
Canadian Natural Resources, an oil and gas company,
bolstered relative performance in 2021, as energy stocks
generally had a strong year due to higher oil and natural gas prices. Fundamentally, the company generates significant
amounts of excess free cash flow and is highly disciplined
with its capital. Additionally, Canadian Natural Resources’
carbon footprint is improving faster than generally perceived.
ING Groep, a Dutch financial services firm, supported
relative performance following upbeat financial results
during the year. The company benefited from lower-than-
expected credit loss provisions, higher fees, and reduced
costs. Net interest income was down, however. ING expects
to see ongoing growth in fees as it adds new services and
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
CVS Health Corp. 3.1%
Health Care Providers & Services, United States
GlaxoSmithKline plc 3.0%
Pharmaceuticals, United Kingdom
Novartis AG 2.8%
Pharmaceuticals, Switzerland
Charter Communications, Inc. 2.6%
Media, United States
Anthem, Inc. 2.6%
Health Care Providers & Services, United States
ING Groep NV 2.6%
Banks, Netherlands
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
BP plc 2.6%
Oil, Gas & Consumable Fuels, United Kingdom
Wells Fargo & Co. 2.5%
Banks, United States
Cognizant Technology Solutions Corp. 2.5%
IT Services, United States

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reprices existing ones. Furthermore, the bank has ample
excess capital that we expect will continue to be returned to shareholders.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
The Fund produced near-benchmark returns as we
continued to pursue our strategy of seeking undervalued
stocks and focus on special situation investments, including distressed investments and merger arbitrage. We remain
committed to our disciplined, value investment approach
as we seek to generate attractive, long-term, risk-adjusted
returns for shareholders.
Thank you for your participation in Franklin Mutual Global
Discovery Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Franklin Mutual Global Discovery Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year +19.67% +19.67%
5-Year +39.84% +6.94%
10-Year +129.38% +8.66%
A
4
1-Year +19.40% +12.82%
5-Year +38.14% +5.48%
10-Year +123.40% +7.76%
See page 9 for Performance Summary footnotes.

Franklin Mutual Global Discovery Fund
Performance Summary
8
franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/12–12/31/21)
Class A
(1/1/12–12/31/21)

Franklin Mutual Global Discovery Fund
Performance Summary
9
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent that the
Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
Z $0.8139 $1.9485 $2.7624
A $0.7325 $1.9485 $2.6810
C $0.3809 $1.9485 $2.3294
R $0.6211 $1.9485 $2.5696
R6 $0.8456 $1.9485 $2.7941
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
Z 1.01% 1.02%
A 1.26% 1.27%

Your Fund’s Expenses
Franklin Mutual Global Discovery Fund
10
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,031.50 $5.08 $1,020.21 $5.05 0.99%
A $1,000 $1,030.30 $6.36 $1,018.94 $6.32 1.24%
C $1,000 $1,026.20 $10.18 $1,015.16 $10.12 1.99%
R $1,000 $1,029.00 $7.63 $1,017.68 $7.59 1.49%
R6 $1,000 $1,032.20 $4.59 $1,020.69 $4.57 0.90%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.77 $31.19 $26.86 $32.42 $31.12
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.96
c
0.67 0.58 0.76
d
Net realized and unrealized gains (losses) ........... 5.15 (2.38) 5.91 (4.13) 2.29
Total from investment operations .................... 5.57 (1.42) 6.58 (3.55) 3.05
Less distributions from:
Net investment income .......................... (0.81) (0.83) (0.70) (0.64) (0.79)
Net realized gains ............................. (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ............................... (2.76) (1.00) (2.25) (2.01) (1.75)
Net asset value, end of year ....................... $31.58 $28.77 $31.19 $26.86 $32.42
Total return .................................... 19.67% (4.38)% 24.70% (10.78)% 9.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.04% 1.03% 1.00% 0.97% 0.96%
Expenses net of waiver and payments by affiliates
e ,f
..... 1.02% 1.03%
g
1.00%
g
0.97%
g
0.96%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% —%
h
—%
Net investment income ........................... 1.28% 3.66%
c
2.20% 1.82% 2.30%
d
Supplemental data
Net assets, end of year (000’s) ..................... $3,355,158 $3,274,956 $5,176,787 $5,114,274 $7,175,981
Portfolio turnover rate ............................ 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.12 $30.51 $26.32 $31.80 $30.57
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.86
c
0.58 0.49 0.66
d
Net realized and unrealized gains (losses) ........... 5.04 (2.32) 5.78 (4.04) 2.25
Total from investment operations .................... 5.37 (1.46) 6.36 (3.55) 2.91
Less distributions from:
Net investment income .......................... (0.73) (0.76) (0.62) (0.56) (0.72)
Net realized gains ............................. (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ............................... (2.68) (0.93) (2.17) (1.93) (1.68)
Net asset value, end of year ....................... $30.81 $28.12 $30.51 $26.32 $31.80
Total return
e
................................... 19.40% (4.61)% 24.37% (10.99)% 9.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.29% 1.28% 1.25% 1.22% 1.21%
Expenses net of waiver and payments by affiliates
f ,g
..... 1.27% 1.28%
h
1.25%
h
1.22%
h
1.21%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% —%
i
—%
Net investment income ........................... 1.03% 3.39%
c
1.95% 1.57% 2.05%
d
Supplemental data
Net assets, end of year (000’s) ..................... $5,618,446 $5,358,016 $7,683,644 $7,461,444 $9,589,033
Portfolio turnover rate ............................ 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.43%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.12 $30.46 $26.25 $31.44 $30.22
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.67
c
0.36 0.26 0.41
d
Net realized and unrealized gains (losses) ........... 5.04 (2.34) 5.74 (3.98) 2.23
Total from investment operations .................... 5.13 (1.67) 6.10 (3.72) 2.64
Less distributions from:
Net investment income .......................... (0.38) (0.50) (0.34) (0.10) (0.46)
Net realized gains ............................. (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ............................... (2.33) (0.67) (1.89) (1.47) (1.42)
Net asset value, end of year ....................... $30.92 $28.12 $30.46 $26.25 $31.44
Total return
e
................................... 18.50% (5.32)% 23.43% (11.70)% 8.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 2.04% 2.03% 2.00% 1.97% 1.96%
Expenses net of waiver and payments by affiliates
f,g
..... 2.02% 2.03%
h
2.00%
h
1.97%
h
1.96%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% —%
i
—%
Net investment income ........................... 0.29% 2.66%
c
1.20% 0.82% 1.30%
d
Supplemental data
Net assets, end of year (000’s) ..................... $335,605 $494,606 $872,717 $1,054,412 $2,438,507
Portfolio turnover rate ............................ 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.70 $30.08 $25.97 $31.37 $30.17
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.78
c
0.50 0.41 0.57
d
Net realized and unrealized gains (losses) ........... 4.97 (2.29) 5.69 (3.97) 2.22
Total from investment operations .................... 5.21 (1.51) 6.19 (3.56) 2.79
Less distributions from:
Net investment income .......................... (0.62) (0.70) (0.53) (0.47) (0.63)
Net realized gains ............................. (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ............................... (2.57) (0.87) (2.08) (1.84) (1.59)
Net asset value, end of year ....................... $30.34 $27.70 $30.08 $25.97 $31.37
Total return .................................... 19.10% (4.87)% 24.09% (11.24)% 9.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.54% 1.53% 1.50% 1.47% 1.46%
Expenses net of waiver and payments by affiliates
e,f
..... 1.52% 1.53%
g
1.50%
g
1.47%
g
1.46%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% —%
h
1.46%
Net investment income ........................... 0.79% 3.13%
c
1.70% 1.32% 1.80%
d
Supplemental data
Net assets, end of year (000’s) ..................... $136,983 $175,393 $251,089 $274,086 $398,692
Portfolio turnover rate ............................ 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.18%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.75 $31.17 $26.85 $32.41 $31.13
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.97
c
0.70 0.62 0.75
d
Net realized and unrealized gains (losses) ........... 5.18 (2.35) 5.90 (4.13) 2.34
Total from investment operations .................... 5.62 (1.38) 6.60 (3.51) 3.09
Less distributions from:
Net investment income .......................... (0.85) (0.87) (0.73) (0.68) (0.85)
Net realized gains ............................. (1.95) (0.17) (1.55) (1.37) (0.96)
Total distributions ............................... (2.80) (1.04) (2.28) (2.05) (1.81)
Net asset value, end of year ....................... $31.57 $28.75 $31.17 $26.85 $32.41
Total return .................................... 19.84% (4.27)% 24.80% (10.67)% 9.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.95% 0.92% 0.90% 0.88% 0.84%
Expenses net of waiver and payments by affiliates
e ,f
..... 0.92% 0.92%
g
0.89% 0.87% 0.84%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% —%
h
—%
Net investment income ........................... 1.35% 3.73%
c
2.31% 1.92% 2.42%
d
Supplemental data
Net assets, end of year (000’s) ..................... $653,091 $843,143 $1,295,457 $1,418,812 $2,221,338
Portfolio turnover rate ............................ 40.67% 17.25% 14.08% 14.70% 17.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2021
Franklin Mutual Global Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 3.2%
a
Airbus SE ........................................... France 1,275,231 $ 163,028,996
BAE Systems plc ..................................... United Kingdom 21,813,405 162,534,709
325,563,705
Auto Components 1.7%
Cie Generale des Etablissements Michelin SCA .............. France 1,058,149 173,171,182
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 144,600
173,315,782
Automobiles 1.7%
a
General Motors Co. .................................... United States 2,998,830 175,821,403
Banks 7.7%
BNP Paribas SA ...................................... France 3,529,909 243,868,725
CaixaBank SA ........................................ Spain 9,750,316 26,613,312
ING Groep NV ....................................... Netherlands 18,847,842 261,834,563
Wells Fargo & Co. ..................................... United States 5,207,432 249,852,588
782,169,188
Beverages 1.4%
Heineken NV ........................................ Netherlands 1,242,920 139,767,342
Building Products 2.0%
Johnson Controls International plc ......................... United States 2,422,107 196,941,520
Capital Markets 1.5%
Credit Suisse Group AG, A .............................. Switzerland 15,731,476 152,350,854
Chemicals 3.5%
BASF SE ........................................... Germany 2,207,699 154,825,693
d
Covestro AG, 144A, Reg S .............................. Germany 3,156,038 194,094,410
348,920,103
Construction Materials 1.6%
HeidelbergCement AG ................................. Germany 2,396,662 162,070,797
Diversified Financial Services 2.1%
Voya Financial, Inc. .................................... United States 3,206,753 212,639,791
Diversified Telecommunication Services 2.7%
Deutsche Telekom AG .................................. Germany 14,148,132 261,215,498
a
Frontier Communications Parent, Inc. ...................... United States 495,483 14,611,793
275,827,291
Electrical Equipment 1.5%
Mitsubishi Electric Corp. ................................ Japan 11,794,558 149,617,738
Entertainment 1.5%
a,e
Walt Disney Co. (The) .................................. United States 963,642 149,258,509
Food Products 2.9%
Danone SA .......................................... France 2,536,137 157,520,327
Kraft Heinz Co. (The) .................................. United States 3,899,800 140,002,820
297,523,147
Health Care Equipment & Supplies 1.9%
Medtronic plc ........................................ United States 1,830,177 189,331,811
Health Care Providers & Services 5.7%
Anthem, Inc. ......................................... United States 569,556 264,011,988

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ..................................... United States 3,058,731 $ 315,538,691
579,550,679
Hotels, Restaurants & Leisure 1.3%
a
Accor SA ........................................... France 3,979,284 128,880,260
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 2,088,264 179,619,288
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 1,707,120 161,271,626
Insurance 9.0%
a
Alleghany Corp. ...................................... United States 103,472 69,076,873
China Pacific Insurance Group Co. Ltd., H ................... China 46,728,965 126,974,838
Everest Re Group Ltd. ................................. United States 633,300 173,473,536
Hartford Financial Services Group, Inc. (The) ................ United States 2,061,059 142,295,513
NN Group NV ........................................ Netherlands 4,070,867 219,979,655
Willis Towers Watson plc ................................ United States 743,147 176,489,981
908,290,396
IT Services 6.7%
Capgemini SE ........................................ France 705,592 172,790,289
Cognizant Technology Solutions Corp., A .................... United States 2,794,761 247,951,196
a
Fiserv, Inc. .......................................... United States 1,373,503 142,555,876
Global Payments, Inc. .................................. United States 870,837 117,719,746
681,017,107
Machinery 1.0%
Alstom SA ........................................... France 2,772,805 98,385,758
Media 2.6%
a
Charter Communications, Inc., A .......................... United States 410,308 267,508,507
Multi-Utilities 1.1%
RWE AG ............................................ Germany 2,728,819 110,474,999
Oil, Gas & Consumable Fuels 7.8%
BP plc .............................................. United Kingdom 58,180,054 260,471,099
Canadian Natural Resources Ltd. ......................... Canada 4,280,811 180,948,476
Kinder Morgan, Inc. .................................... United States 6,799,738 107,843,845
e
Williams Cos., Inc. (The) ................................ United States 9,186,656 239,220,522
788,483,942
Pharmaceuticals 7.7%
GlaxoSmithKline plc ................................... United Kingdom 13,830,653 300,886,759
Merck & Co., Inc. ..................................... United States 2,526,315 193,616,782
Novartis AG, ADR ..................................... Switzerland 3,178,290 278,005,026
772,508,567
Semiconductors & Semiconductor Equipment 3.6%
a
Renesas Electronics Corp. .............................. Japan 15,502,134 192,430,322
Xilinx, Inc. ........................................... United States 793,900 168,330,617
360,760,939
Software 2.2%
a
Avaya Holdings Corp. .................................. United States 537 10,633

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Check Point Software Technologies Ltd. .................... Israel 1,913,931 $ 223,087,797
223,098,430
Technology Hardware, Storage & Peripherals 4.2%
Catcher Technology Co. Ltd. ............................. Taiwan 13,524,000 76,321,313
Samsung Electronics Co. Ltd. ............................ South Korea 2,392,712 157,128,072
a,e
Western Digital Corp. .................................. United States 2,953,597 192,604,061
426,053,446
Textiles, Apparel & Luxury Goods 1.0%
Cie Financiere Richemont SA ............................ Switzerland 689,240 102,877,944
Tobacco 3.4%
Altria Group, Inc. ...................................... United States 2,606,727 123,532,793
British American Tobacco plc ............................. United Kingdom 5,861,984 217,488,697
341,021,490
Total Common Stocks (Cost $7,449,605,969) ....................................
9,860,922,359
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 280,051 784,143
Total Warrants (Cost $—) .....................................................
784,143
Principal
Amount
*
Corporate Bonds 0.1%
Airlines 0.1%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 4,006,686 4,172,683
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 1,596,282 1,709,227
5,881,910
Total Corporate Bonds (Cost $5,602,968) .......................................
5,881,910
Shares
a
Companies in Liquidation 0.0%
a,b,f
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,297,978 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $7,455,208,937) .............................
9,867,588,412
a
Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
g
FHLB, 1/03/22 ....................................... United States 15,700,000 15,700,000
g
U.S. Treasury Bills ,
1/06/22 ........................................... United States 25,000,000 25,000,002
2/17/22 ........................................... United States 27,000,000 26,999,156

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
g
U.S. Treasury Bills, (continued)
4/28/22 ........................................... United States 30,000,000 $ 29,993,172
5/26/22 ........................................... United States 20,000,000 19,992,929
6/23/22 ........................................... United States 5,000,000 4,996,141
106,981,400
Total U.S. Government and Agency Securities (Cost $122,683,023) ................
122,681,400
Total Short Term Investments (Cost $122,683,023 ) ...............................
122,681,400
a
Total Investments (Cost $7,577,891,960) 98.9% ..................................
$9,990,269,812
Securities Sold Short (1.9)% ..................................................
(196,885,131)
Other Assets, less Liabilities 3.0% .............................................
305,898,188
Net Assets 100.0% ...........................................................
$10,099,282,869
Shares
h
Securities Sold Short (1.9)%
Common Stocks (1.9)%
Semiconductors & Semiconductor Equipment (1.9)%
Advanced Micro Devices, Inc. ............................ United States 1,368,208 (196,885,131)
Total Common Stocks (Proceeds $124,884,140) .................................
(196,885,131)
Total Securities Sold Short (Proceeds $124,884,140) .............................
$(196,885,131)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $199,976,320, representing 2.0% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short. At December 31, 2021, the aggregate value of these securities pledged amounted to $241,681,575, representing 2.4% of net assets.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 1(e) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,929 $ 417,474,031 3/14/22 $ (2,225,952)
Foreign Exchange GBP/USD ................... Short 2,262 191,294,512 3/14/22 (4,099,231)
Total Futures Contracts ...................................................................... $(6,325,183)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 10,568,831 14,442,725 1/18/22 $ 38,035 $ (187,661)
British Pound ...... BOFA Sell 3,163,857 4,368,619 1/18/22 89,876 —
British Pound ...... SSBT Sell 39,497,609 54,755,685 1/18/22 1,339,819 —
British Pound ...... UBSW Sell 5,140,256 7,074,725 1/18/22 123,134 —
Japanese Yen ...... BOFA Sell 9,138,270,073 80,573,934 1/18/22 1,170,774 —
Japanese Yen ...... UBSW Buy 914,750,543 8,067,551 1/18/22 — (119,210)
Japanese Yen ...... UBSW Sell 8,584,134,116 75,443,517 1/18/22 855,289 —
Swiss Franc ....... HSBK Sell 137,586,815 149,009,592 1/20/22 — (1,875,336)
Swiss Franc ....... UBSW Buy 9,714,631 10,519,839 1/20/22 133,735 —
Swiss Franc ....... UBSW Sell 9,495,064 10,391,354 1/20/22 6,274 (27,706)
Euro ............. BOFA Sell 97,975,652 115,065,424 1/24/22 3,562,607 —
Euro ............. HSBK Sell 77,061,224 90,516,039 1/24/22 2,815,232 —
Euro ............. SSBT Sell 2,092,469 2,464,447 1/24/22 83,078 —
Euro ............. UBSW Buy 7,735,000 8,721,360 1/24/22 81,586 —
Euro ............. UBSW Sell 1,319,544 1,545,727 1/24/22 43,998 —
Euro ............. BOFA Sell 184,334,511 214,149,661 2/07/22 4,305,720 —
Euro ............. HSBK Sell 22,470,000 26,137,104 2/07/22 557,557 —
Euro ............. SSBT Sell 139,999,315 162,703,704 2/07/22 3,330,357 —
Euro ............. UBSW Sell 32,631,713 38,060,493 2/07/22 912,987 —
New Taiwan Dollar .. HSBK Sell 1,354,746,106 49,190,157 3/30/22 21,088 —
New Taiwan Dollar .. UBSW Sell 734,711,894 26,688,458 3/30/22 22,871 —
Euro ............. BOFA Sell 89,944,924 103,116,182 4/19/22 646,406 (91,191)
Euro ............. HSBK Sell 18,852,569 21,389,645 4/19/22 5,157 (112,421)
Euro ............. UBSW Sell 120,994,087 138,434,445 4/19/22 643,908 (174,677)
South Korean Won .. HSBK Sell 9,416,491,267 7,993,291 5/16/22 95,492 —
South Korean Won .. UBSW Sell 2,556,005,623 2,164,987 5/16/22 21,214 —
South Korean Won .. HSBK Sell 40,479,977,554 34,174,738 6/17/22 240,576 —
South Korean Won .. UBSW Sell 78,805,125,918 66,558,383 6/17/22 496,440 —
Total Forward Exchange Contracts ................................................... $21,643,210 $(2,588,202)
Net unrealized appreciation (depreciation) ............................................ $19,055,008
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
See Note 12 regarding other derivative information.
See A bbreviations on page 40 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin
Mutual Global
Discovery Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,577,891,960
Value - Unaffiliated issuers .................................................................. $9,990,269,812
Cash .................................................................................... 66,898,788
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 16,515,064
Receivables:
Investment securities sold ................................................................... 10,273,669
Capital shares sold ........................................................................ 2,042,606
Dividends and interest ..................................................................... 26,955,843
European Union tax reclaims (Note 1 g ) ......................................................... 13,662,900
Deposits with brokers for:
Securities sold short ..................................................................... 202,567,299
Futures contracts ........................................................................ 11,838,585
Unrealized appreciation on OTC forward exchange contracts .......................................... 21,643,210
Other assets .............................................................................. 1,324,756
Total assets .......................................................................... 10,363,992,532
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,340,810
Capital shares redeemed ................................................................... 18,845,452
Management fees ......................................................................... 6,059,494
Distribution fees .......................................................................... 1,510,108
Transfer agent fees ........................................................................ 1,895,859
Trustees' fees and expenses ................................................................. 1,474,968
Variation margin on futures contracts ........................................................... 2,472,794
Due to brokers ............................................................................. 16,515,064
Securities sold short, at value (proceeds $124,884,140) .............................................. 196,885,131
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,588,202
Accrued expenses and other liabilities ........................................................... 15,121,781
Total liabilities ......................................................................... 264,709,663
Net assets, at value ................................................................. $10,099,282,869
Net assets consist of:
Paid-in capital ............................................................................. $7,510,754,150
Total distributable earnings (losses) ............................................................. 2,588,528,719
Net assets, at value ................................................................. $10,099,282,869

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin
Mutual Global
Discovery Fund
Class Z:
Net assets, at value ....................................................................... $3,355,158,266
Shares outstanding ........................................................................ 106,227,195
Net asset value and maximum offering price per share ............................................. $31.58
Class A:
Net assets, at value ....................................................................... $5,618,446,299
Shares outstanding ........................................................................ 182,376,739
Net asset value per share
a
.................................................................. $30.81
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $32.60
Class C:
Net assets, at value ....................................................................... $335,605,031
Shares outstanding ........................................................................ 10,852,495
Net asset value and maximum offering price per share
a
............................................. $30.92
Class R:
Net assets, at value ....................................................................... $136,982,666
Shares outstanding ........................................................................ 4,514,569
Net asset value and maximum offering price per share ............................................. $30.34
Class R6:
Net assets, at value ....................................................................... $653,090,607
Shares outstanding ........................................................................ 20,690,090
Net asset value and maximum offering price per share ............................................. $31.57
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin
Mutual Global
Discovery Fund
Investment income:
Dividends: (net of foreign taxes of $14,450,131)
Unaffiliated issuers ........................................................................ $218,716,011
Interest:
Unaffiliated issuers ........................................................................ 12,349,962
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 4,395
Non-controlled affiliates (Note 3 f ) ............................................................. 33
Other income (Note 1 g ) ...................................................................... 6,534,482
Total investment income ................................................................... 237,604,883
Expenses:
Management fees (Note 3 a ) ................................................................... 87,391,941
Distribution fees: (Note 3c )
    Class A ................................................................................ 14,092,576
    Class C ................................................................................ 4,325,941
    Class R ................................................................................ 793,648
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 4,275,897
    Class A ................................................................................ 7,062,044
    Class C ................................................................................ 542,550
    Class R ................................................................................ 198,961
    Class R6 ............................................................................... 248,505
Custodian fees (Note 4 ) ...................................................................... 266,718
Reports to shareholders fees .................................................................. 2,444,487
Registration and filing fees .................................................................... 197,169
Professional fees ........................................................................... 244,098
Trustees' fees and expenses .................................................................. 976,601
Dividends on securities sold short .............................................................. 1,922,431
Other .................................................................................... 1,468,346
Total expenses ......................................................................... 126,451,913
Expense reductions (Note 4 ) ............................................................... (294)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (2,621,753)
Net expenses ......................................................................... 123,829,866
Net investment income ................................................................ 113,775,017
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,359,994,300
Foreign currency transactions ................................................................ (847,877)
Forward exchange contracts ................................................................. 24,590,370
Futures contracts ......................................................................... 34,667,358
Securities sold short ....................................................................... (56,645,297)
Net realized gain (loss) .................................................................. 1,361,758,854
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 381,329,911
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,498,814)
Forward exchange contracts ................................................................. 55,110,729
Futures contracts ......................................................................... (75,063)
Securities sold short ....................................................................... (69,733,000)
Net change in unrealized appreciation (depreciation) ............................................ 364,133,763
Net realized and unrealized gain (loss) ............................................................ 1,725,892,617
Net increase (decrease) in net assets resulting from operations .......................................... $1,839,667,634

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Mutual Global Discovery Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $113,775,017 $376,927,972
Net realized gain (loss) ................................................. 1,361,758,854 (534,362,129)
Net change in unrealized appreciation (depreciation) ........................... 364,133,763 (1,200,560,423)
Net increase (decrease) in net assets resulting from operations ................ 1,839,667,634 (1,357,994,580)
Distributions to shareholders:
Class Z ............................................................. (276,128,825) (114,749,627)
Class A ............................................................. (457,270,411) (179,565,272)
Class C ............................................................. (24,042,977) (12,234,587)
Class R ............................................................. (10,862,941) (5,652,491)
Class R6 ............................................................ (54,549,168) (30,706,058)
Total distributions to shareholders .......................................... (822,854,322) (342,908,035)
Capital share transactions: (Note 2 )
Class Z ............................................................. (250,575,020) (1,287,029,331)
Class A ............................................................. (265,944,649) (1,502,192,342)
Class C ............................................................. (215,958,967) (272,533,751)
Class R ............................................................. (56,653,739) (52,024,364)
Class R6 ............................................................ (274,511,772) (318,898,089)
Total capital share transactions ............................................ (1,063,644,147) (3,432,677,877)
Net increase (decrease) in net assets ................................... (46,830,835) (5,133,580,492)
Net assets:
Beginning of year ....................................................... 10,146,113,704 15,279,694,196
End of year ........................................................... $10,099,282,869 $10,146,113,704

Franklin Mutual Series Funds
Notes to Financial Statements
Franklin Mutual Global Discovery Fund
26
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Global Discovery Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Effective August 2, 2021, Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Prior to August 2, 2021, Class
C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Global Discovery Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Franklin Mutual Global Discovery Fund
(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $6,912,397 in
United Kingdom Treasury Bonds and U.S. Treasury Bills,
Bonds and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 12 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
29
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consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended December 31, 2021, the Fund received EU reclaims
in excess of the foreign taxes paid during the year. The Fund previously entered into a closing agreement with the IRS and any adjustments to the estimated fees are reflected as other income in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
30
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on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
31
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2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 5,593,455 $178,799,789 10,135,382 $262,062,155
Shares issued in reinvestment of distributions .......... 8,188,488 252,494,886 3,777,102 104,139,014
Shares issued on reorganization .................... — — 1,077,880 33,166,426
Shares redeemed ............................... (21,392,850) (681,869,695) (67,138,038) (1,686,396,926)
Net increase (decrease) .......................... (7,610,907) $(250,575,020) (52,147,674) $(1,287,029,331)
Class A Shares:
Shares sold
a
................................... 13,871,126 $442,848,145 15,209,053 $385,426,903
Shares issued in reinvestment of distributions .......... 14,845,564 446,658,739 6,518,510 175,257,194
Shares issued on reorganization .................... — — 1,407,732 42,358,901
Shares redeemed ............................... (36,892,543) (1,155,451,533) (84,431,073) (2,105,235,340)
Net increase (decrease) .......................... (8,175,853) $(265,944,649) (61,295,778) $(1,502,192,342)
Class C Shares:
Shares sold ................................... 937,475 $29,473,650 1,462,444 $36,852,493
Shares issued in reinvestment of distributions .......... 790,049 23,879,124 458,386 12,128,301
Shares issued on reorganization .................... — — 342,264 10,271,407
Shares redeemed
a
.............................. (8,462,035) (269,311,741) (13,322,993) (331,785,952)
Net increase (decrease) .......................... (6,734,511) $(215,958,967) (11,059,899) $(272,533,751)
Class R Shares:
Shares sold ................................... 408,568 $12,784,868 976,306 $23,071,005
Shares issued in reinvestment of distributions .......... 366,002 10,849,071 213,165 5,628,938
Shares issued on reorganization .................... — — 52,424 1,554,387
Shares redeemed ............................... (2,591,277) (80,287,678) (3,259,087) (82,278,694)
Net increase (decrease) .......................... (1,816,707) $(56,653,739) (2,017,192) $(52,024,364)
Class R6 Shares:
Shares sold ................................... 3,222,144 $104,019,457 7,168,764 $177,915,442
Shares issued in reinvestment of distributions .......... 1,491,907 45,976,392 987,854 27,232,946
Shares issued on reorganization .................... — — 152,681 4,696,495
Shares redeemed ............................... (13,347,493) (424,507,621) (20,540,906) (528,742,972)
Net increase (decrease) .......................... (8,633,442) $(274,511,772) (12,231,607) $(318,898,089)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin Mutual Series Funds
Notes to Financial Statements
32
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective July 1, 2021, the Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
Prior to July 1, 2021, the Fund paid fees to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.844% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion

Franklin Mutual Series Funds
Notes to Financial Statements
33
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c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $12,327,957, of which $4,797,632 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $324,880
CDSC retained .............................................................................. $21,784
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
34
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(continued)
g. Waiver and Expense Reimbursements
Effective July 1, 2021, Franklin Mutual contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $8,653,000 $(8,653,000) $— $— $— — $33
Total Affiliated Securities ... $— $8,653,000 $(8,653,000) $— $— $— $33
a
Projected benefit obligation at December 31, 2021 ...... $1,299,181
b
Increase (decrease) in projected benefit obligation ...... $153,790
Benefit payments made to retired trustees ............. $(5,218)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations. The increase (decrease) was primarily due to demographic losses.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
35
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Franklin Mutual Global Discovery Fund
(continued)
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
During the year ended December 31, 2021, the Fund utilized $522,453,481 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims, tax straddles and wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2021, aggregated $4,049,645,863 and $5,716,832,746, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $4,437,257
a
a
Includes $4,437,257 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations .
2021 2020
Distributions paid from:
Ordinary income .......................................................... $230,330,737 $297,243,026
Long term capital gain ...................................................... 592,523,585 45,665,009
$822,854,322 $342,908,035
Cost of investments .......................................................................... $7,485,530,831
Unrealized appreciation ........................................................................ $2,701,515,148
Unrealized depreciation ........................................................................ (380,931,473)
Net unrealized appreciation (depreciation) .......................................................... $2,320,583,675
Distributable earnings:
Undistributed long term capital gains .............................................................. $282,164,284

Franklin Mutual Series Funds
Notes to Financial Statements
36
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(continued)
distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,498 $ 144,600
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,498 $144,600
†
Rounds to less than 0.1% of net assets.
8. Credit Risk and Defaulted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
12. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts represented
$646,514,307. The average month end contract value of forward exchange contracts was $1,336,644,024.
See Note 1(c) regarding derivative financial instruments.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 6,325,183
a
Unrealized appreciation on OTC
forward exchange contracts
21,643,210 Unrealized depreciation on OTC
forward exchange contracts
2,588,202
Total .................... $21,643,210 $8,913,385
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $34,667,358 Futures contracts $(75,063)
Forward exchange contracts 24,590,370 Forward exchange contracts 55,110,729
Total ....................... $59,257,728 $55,035,666

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Global Discovery Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 325,563,705 $ — $ 325,563,705
Auto Components ...................... — 173,171,182 144,600 173,315,782
Automobiles .......................... 175,821,403 — — 175,821,403
Banks ............................... 249,852,588 532,316,600 — 782,169,188
Beverages ........................... — 139,767,342 — 139,767,342
Building Products ...................... 196,941,520 — — 196,941,520
Capital Markets ........................ — 152,350,854 — 152,350,854
Chemicals ........................... — 348,920,103 — 348,920,103
Construction Materials .................. — 162,070,797 — 162,070,797
Diversified Financial Services ............. 212,639,791 — — 212,639,791
Diversified Telecommunication Services ..... 14,611,793 261,215,498 — 275,827,291
Electrical Equipment .................... — 149,617,738 — 149,617,738
Entertainment ......................... 149,258,509 — — 149,258,509
Food Products ........................ 140,002,820 157,520,327 — 297,523,147
Health Care Equipment & Supplies ......... 189,331,811 — — 189,331,811
Health Care Providers & Services .......... 579,550,679 — — 579,550,679
Hotels, Restaurants & Leisure ............. — 128,880,260 — 128,880,260
Household Products .................... — 179,619,288 — 179,619,288
Industrial Conglomerates ................ 161,271,626 — — 161,271,626
Insurance ............................ 561,335,903 346,954,493 — 908,290,396
IT Services ........................... 508,226,818 172,790,289 — 681,017,107
Machinery ............................ — 98,385,758 — 98,385,758
Media ............................... 267,508,507 — — 267,508,507
Multi-Utilities .......................... — 110,474,999 — 110,474,999
Oil, Gas & Consumable Fuels ............. 528,012,843 260,471,099 — 788,483,942
Pharmaceuticals ....................... 471,621,808 300,886,759 — 772,508,567
Semiconductors & Semiconductor Equipment . 168,330,617 192,430,322 — 360,760,939
13. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
39
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Franklin Mutual Global Discovery Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Software ............................. $ 223,098,430 $ — $ — $ 223,098,430
Technology Hardware, Storage & Peripherals . 192,604,061 233,449,385 — 426,053,446
Textiles, Apparel & Luxury Goods .......... — 102,877,944 — 102,877,944
Tobacco ............................. 123,532,793 217,488,697 — 341,021,490
Warrants .............................. 784,143 — — 784,143
Corporate Bonds ........................ — 5,881,910 — 5,881,910
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 106,981,400 15,700,000 — 122,681,400
Total Investments in Securities ........... $5,221,319,863 $4,768,805,349
b
$144,600 $9,990,269,812
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 21,643,210 $ — $ 21,643,210
Total Other Financial Instruments ......... $— $21,643,210 $— $21,643,210
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $196,885,131 $— $— $196,885,131
Forward exchange contracts ................ — 2,588,202 — 2,588,202
Futures contracts ........................ 6,325,183 — — 6,325,183
Total Other Financial Instruments ......... $203,210,314 $2,588,202 $— $205,798,516
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $4,747,223,439, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
40
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Franklin Mutual Global Discovery Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
41
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Global Discovery Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Global Discovery Fund (the “Fund”)
(one of the funds constituting Franklin Mutual Series Funds), including the statement of investments, as of December 31,
2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Global Discovery Fund (one of the funds constituting Franklin Mutual Series
Funds) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 18, 2022

Franklin Mutual Series Funds
Tax Information (unaudited)
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Franklin Mutual Global Discovery Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $615,150,826
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $79,429,505
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $240,598,718
Section 163(j) Interest Earned §163(j) $12,362,013
Interest Earned from Federal Obligations Note (1) $91,268
Amount Reported
Foreign Taxes Paid $9,448,819
Foreign Source Income Earned $125,013,477

Franklin Mutual Series Funds
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995
and Chairperson since
2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (2020-present) and
FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (February 2021-present);
and formerly , FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.

Franklin Mutual Series Funds
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Independent Board Members
(continued)

Franklin Mutual Series Funds
45
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee Since March 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since April 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson and Jennifer M. Johnson are considered to be interested people of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective September 30, 2021, Peter A. Langerman ceased to be a trustee of the Trust.
Note 4: Effective December 31, 2021, Burton J. Greenwald ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
47
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Annual Report
and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
48
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

477 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Global Discovery Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Quest Fund
A Series of Franklin Mutual Series Funds
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Quest Fund Shareholder:
After a difficult period of lockdowns, anxiety and grief, the start of 2021 brought much needed optimism. Prior to the
start of the period, authorities in the United States and
Europe approved the first vaccines for emergency use. The
U.S. also passed an additional stimulus package, delivering
financial assistance to many people in need. Ten-year
U.S. Treasury yields rose as investors began to anticipate
a possible economic recovery. This economic optimism
sparked a rotation out of growth stocks and into value stocks over the first half of the year.
The rotation into many “reopening” names meant companies
which had benefited from consumer behavior shifts during
the lockdown, such as online payment processors, online
retailers, and remote worker infrastructure providers, fell
out of favor. Instead, companies positioned to benefit from
economic reopening, such as hotels, casinos, restaurants,
and other leisure companies, received a boost. Smaller
capitalization companies, which tend to be more sensitive to the economic cycle, outperformed their larger capitalization counterparts during the first half of the period. The new
Biden administration, and its focus on overhauling America’s infrastructure, also supported a rally in building products
companies and other potential beneficiaries of greater
stimulus spending. The U.S. government successfully
passed another stimulus bill in March 2021.
By the late spring of 2021, massive amounts of fiscal and
monetary stimulus, combined with increased consumer
spending and supply chain difficulties, led to building
inflationary pressure and rising interest rates. While this
propelled some areas of the market upward, such as the
financials and energy sectors, growing investor concern
about rising interest rates stoked pockets of volatility.
Furthermore, differences in regional vaccination rates
constrained a widespread economic reopening as the highly
contagious COVID-19 Delta variant forced some countries
to reinstate business and travel restrictions. The reopening trade stalled, and growth stocks once again generally
outperformed value stocks during much of the late summer
and fall.
Volatility increased in September 2021 and markets fell over the final weeks of the third calendar quarter, as continued
supply chain disruptions, inflationary pressures and hawkish central bank commentary stoked investor anxiety. Markets
stabilized and rebounded in October with some indices
reaching new records. However, high volatility crept in
again in late November as the COVID-19 Omicron variant
emerged, but it was short lived. At year-end, both growth and value returns for the 12-month period were strong, as the
two styles ended the year with comparable results.
Not all progress is evidenced by a steady march forward.
Ongoing uncertainties surrounding COVID-19, supply chain
disruptions and inflation continued to affect financial markets.
As these elements influence investor behavior, pockets of
volatility may continue to crop up. However, market volatility can often present opportunities. As an organization, Franklin
Mutual Series remains dedicated to using fundamental
research, coupled with a long-term approach, to identify
attractively valued companies that can offer both meaningful upside potential and a degree of downside protection in
periods of financial market turbulence.
On the following pages, the portfolio management team
reviews investment decisions made during the past 12
months, considering the economic environment and other
factors. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report
2
Contents
Annual Report
Franklin Mutual Quest Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 23
Notes to Financial Statements 28
Report of Independent Registered
Public Accounting Firm 44
Tax Information 45
Board Members and Officers 46
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Franklin Mutual Quest Fund
This annual report for Franklin Mutual Quest Fund covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests
substantially to primarily in equity securities of U.S. and
foreign companies that we believe are available at market
prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common stock, with a
current focus on mid- and large-cap companies. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest a substantial portion, potentially up to 100% of
its assets, in foreign securities and participations in foreign government debt. The Geographic Composition table on this
page lists the leading countries where the Fund invests
Performance Overview
The Fund’s Class Z shares posted a +11.51% cumulative
total return for the 12 months ended December 31, 2021.
In comparison, the Fund’s new primary benchmark, the
blended 70% MSCI World Value Index-NR (USD) + 30%
Bloomberg U.S. Corporate High Yield Bond Index (Blended
Benchmark), posted a +16.84% cumulative total return.
1
Also
for comparison, the Fund’s secondary and former primary
benchmark, the MSCI World Value Index-NR (USD), which
measures the performance of stocks exhibiting overall value
style characteristics in global developed markets, posted a
+21.94% cumulative total return.
2
Additionally, the Fund’s
third and former secondary benchmark, the Bloomberg
U.S. Corporate High Yield Bond Index, which measures the
performance of the U.S. dollar-denominated, high-yield,
fixed-rate corporate bond market, defined as the middle
or lower ratings of Moody’s, Standard & Poor’s and Fitch
(Ba1/BB+/BB+ or below), posted a +5.28% cumulative total
return.
2
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
2
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants and higher inflation in an environment of persistent supply-chain disruptions and wage increases hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
Geographic Composition
12/31/21
% of Total
Net Assets
United States 48.0%
United Kingdom 16.6%
Netherlands 5.1%
Switzerland 4.5%
Germany 3.3%
Israel 3.1%
France 2.1%
Other 2.0%
Short-Term Investments & Other Net Assets 15.3%
1. Source: FactSet. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
2
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -2.49% total return for the 12-month period.
2
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth in
2021’s first three quarters was slower than in 2020’s second half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency and several smaller developer defaults
pressured Asian stocks during 2021’s fourth quarter.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -2.54% total
return for the 12 months under review.
2
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies
as well. Our portfolio selection process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially
Top 10 Industries
12/31/21
% of Total
Net Assets
a
Insurance 13.6%
Pharmaceuticals 11.2%
Diversified Telecommunication Services 8.8%
Tobacco 8.2%
Oil, Gas & Consumable Fuels 5.9%
Software 5.2%
IT Services 4.5%
Aerospace & Defense 3.6%
Diversified Financial Services 3.3%
Specialty Retail 2.6%

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Annual Report
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During 2021, the Fund underperformed its benchmark, as
stock selection in information technology (IT), financials
and industrials detracted from relative results. Conversely, security selection in communication services, stock selection and an underweight in utilities, and an overweight in
consumer staples bolstered relative results.
During the 12-month period, investments that detracted
from Fund performance included Check Point Software
Technologies, G4S and Global Payments. Check Point
Software Technologies is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
IT security company Check Point Software Technologies
detracted from relative results during the year. After a
profit warning early in the year, recent results have been
more upbeat, and the company has been positive about
momentum in areas like cloud security and end-user access
security that can help its long-term growth outlook.
Security services company G4S weighed on portfolio returns
during the period. Prior to the start of 2021, G4S was the
takeover target of two companies. In mid-February, the two
potential acquirers announced they would not be increasing
their respective bids, and the price of the stock fell as the market had anticipated a bidding war. We exited the position after the deal gained regulatory approval and closed.
Payments firm Global Payments was a relative detractor
during the period. The stock has been under pressure as
concerns remain over potential market share losses to the
modern age FinTech players and a slew of new listings lead
to a rotation of capital in the space. Nonetheless, we see
opportunity for Global Payments over the longer term, as we
believe it is well-positioned to benefit from the continued shift from cash to electronic payments and has good exposure to
the high-yielding smaller- and medium-sized merchants.
Top positive contributors to performance during the 12-month period included Frontier Communications Holdings, Clear
Channel Outdoor Holdings and Hartford Financial Services
Group.
Frontier Communications Holdings, a telecommunications
firm, contributed to relative returns after the company
emerged from Chapter 11 bankruptcy during the year. The
company is planning to replace its old copper network
with a fiber network that it expects to help it become more
competitive and can help the shares re-rate over time.
Outdoor advertising company Clear Channel Outdoor
Holdings contributed to relative returns during the year as
the end of strict government lockdowns in the United States
and Europe generated greater optimism about advertising
spending after the sharp drop off in early 2020. We believe
that the outdoor advertising market should see robust long-
term growth as the medium still offers one of the most cost-
effective ways for advertisers to garner mass views.
Hartford Financial Services Group was a relative contributor, amid a positive environment for financial stocks in general
and following robust earnings updates. The company
saw strong performance across its business in recent
quarters after a takeover approach by a competitor. Events
Top 10 Holdings
12/31/21
Company
Industry, Country
% of Total
Net Assets
a aa
Sorenson Communications LLC, Membership
Interests
5.2%
Diversified Telecommunication Services
Xilinx, Inc. 4.3%
Semiconductors & Semiconductor Equipment
British American Tobacco plc 3.5%
Tobacco, United Kingdom
Novartis AG 3.3%
Pharmaceuticals, Switzerland
GlaxoSmithKline plc 3.2%
Pharmaceuticals, United Kingdom
Check Point Software Technologies Ltd. 3.1%
Software, Israel
Everest Re Group Ltd. 2.9%
Insurance
Voya Financial, Inc. 2.8%
Diversified Financial Services
Willis Towers Watson plc 2.8%
Insurance
Imperial Brands plc 2.5%
Tobacco, United Kingdom

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like Hurricane Ida and charges related to a legal settlement impacted earnings, but we believe risk management
initiatives from reinsurance should blunt the impact.
During the period, the Fund held currency forwards
and futures, seeking to substantially hedge most of the
currency risk of the portfolio’s non-U.S. dollar investments.
The hedges had a positive overall impact on the Fund’s
performance as the U.S. dollar rose against most currencies
during the period.
As fellow shareholders, we found recent relative
performance disappointing, but our strategy of seeking
undervalued stocks and focus on special situation
investments, including distressed investments and merger
arbitrage, can lag the growth equity markets at times. We
remain committed to our disciplined, value investment
approach as we seek to generate attractive, long-term, risk-
adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Quest Fund. We look forward to continuing to serve your
investment needs.
Keith Luh, CFA
Lead Portfolio Manager
Andrew B. Dinnhaupt, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Franklin Mutual Quest Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year +11.51% +11.51%
5-Year +22.54% +4.15%
10-Year +97.37% +7.04%
A
3
1-Year +11.26% +5.16%
5-Year +21.00% +2.72%
10-Year +92.12% +6.14%
See page 9 for Performance Summary footnotes.

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Performance Summary
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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
1/1/12–12/31/21)
Class A
(1/1/12–12/31/21)

Franklin Mutual Quest Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: FactSet. The Blended Benchmark (70% MSCI World Value Index-NR (USD) + 30% Bloomberg U.S. Corporate High Yield Bond Index) is a combination of leading global stock and U.S. high-yield bond indexes. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. The Bloomberg U.S. Corporate High Yield Bond Index measures the perfor-
mance of the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, S&P and Fitch (Ba1/
BB+/BB+) or below. Bonds from issuers with an emerging markets (EM) country of risk, based on Bloomberg EM country definition, are excluded. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Source: Morningstar. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. The Bloomberg U.S. Corporate High Yield Bond Index measures the performance of the
U.S. dollar-denominated, high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, S&P and Fitch (Ba1/BB+/BB+) or below. Bonds from issuers with an emerging markets (EM) country of risk, based on Bloomberg EM country definition, are excluded. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Z $0.3748
A $0.3377
C $0.1921
R $0.3061
R6 $0.3831
Total Annual Operating Expenses
6
Share Class
Z 0.81%
A 1.06%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,021.20 $4.44 $1,020.81 $4.44 0.87%
A $1,000 $1,022.00 $5.71 $1,019.55 $5.71 1.12%
C $1,000 $1,018.10 $9.50 $1,015.79 $9.49 1.87%
R $1,000 $1,020.90 $6.99 $1,018.29 $6.98 1.37%
R6 $1,000 $1,024.20 $4.15 $1,021.11 $4.14 0.81%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.31 $14.06 $12.95 $15.83 $15.52
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.40
c
0.45 0.48 0.58
Net realized and unrealized gains (losses) ........... 1.29 (0.66) 1.16 (1.58) 0.49
Total from investment operations .................... 1.52 (0.26) 1.61 (1.10) 1.07
Less distributions from:
Net investment income .......................... (0.37) (0.49) (0.50) (0.58) (0.63)
Net realized gains ............................. — — — (1.20) (0.13)
Total distributions ............................... (0.37) (0.49) (0.50) (1.78) (1.78)
Net asset value, end of year ....................... $14.46 $13.31 $14.06 $12.95 $15.83
Total return .................................... 11.51% (1.83)% 12.40% (6.85)% 6.92%
Ratios to average net assets
Expenses
d,e
.................................... 0.87%
f
0.81%
f
0.78% 0.78% 0.79%
Expenses - incurred in connection with securities sold short 0.06% 0.02% 0.02% —%
g
—%
Net investment income ........................... 1.59% 3.22%
c
3.22% 2.96% 3.65%
Supplemental data
Net assets, end of year (000’s) ..................... $2,397,948 $2,472,118 $3,042,387 $3,054,792 $3,667,351
Portfolio turnover rate ............................ 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.09 $13.84 $12.75 $15.60 $15.32
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.37
c
0.41 0.43 0.53
Net realized and unrealized gains (losses) ........... 1.28 (0.67) 1.14 (1.54) 0.46
Total from investment operations .................... 1.47 (0.30) 1.55 (1.11) 0.99
Less distributions from:
Net investment income .......................... (0.34) (0.45) (0.46) (0.54) (0.58)
Net realized gains ............................. — — — (1.20) (0.13)
Total distributions ............................... (0.34) (0.45) (0.46) (1.74) (0.71)
Net asset value, end of year ....................... $14.22 $13.09 $13.84 $12.75 $15.60
Total return
d
................................... 11.26% (2.12)% 12.14% (7.00)% 6.54%
Ratios to average net assets
Expenses
e,f
.................................... 1.12%
g
1.06%
g
1.03% 1.03% 1.04%
Expenses - incurred in connection with securities sold short 0.06% 0.02% 0.02% —%
h
—%
Net investment income ........................... 1.34% 2.98%
c
2.97% 2.71% 3.40%
Supplemental data
Net assets, end of year (000’s) ..................... $723,791 $760,173 $1,035,699 $1,067,382 $1,153,870
Portfolio turnover rate ............................ 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.01 $13.73 $12.64 $15.35 $15.06
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.27
c
0.30 0.29 0.41
Net realized and unrealized gains (losses) ........... 1.27 (0.66) 1.12 (1.49) 0.47
Total from investment operations .................... 1.35 (0.39) 1.42 (1.20) 0.88
Less distributions from:
Net investment income .......................... (0.19) (0.33) (0.33) (0.31) (0.46)
Net realized gains ............................. — — — (1.20) (0.13)
Total distributions ............................... (0.19) (0.33) (0.33) (1.51) (0.59)
Net asset value, end of year ....................... $14.17 $13.01 $13.73 $12.64 $15.35
Total return
d
................................... 10.42% (2.83)% 11.26% (7.77)% 5.89%
Ratios to average net assets
Expenses
e,f
.................................... 1.87%
g
1.81%
g
1.78% 1.78% 1.79%
Expenses - incurred in connection with securities sold short 0.06% 0.02% 0.02% —%
h
—%
Net investment income ........................... 0.55% 2.24%
c
2.22% 1.96% 2.65%
Supplemental data
Net assets, end of year (000’s) ..................... $44,228 $65,715 $112,751 $141,619 $309,160
Portfolio turnover rate ............................ 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.87 $13.61 $12.54 $15.40 $15.14
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.33
c
0.37 0.39 0.50
Net realized and unrealized gains (losses) ........... 1.27 (0.66) 1.12 (1.53) 0.46
Total from investment operations .................... 1.42 (0.33) 1.49 (1.14) 0.96
Less distributions from:
Net investment income .......................... (0.31) (0.41) (0.42) (0.52) (0.57)
Net realized gains ............................. — — — (1.20) (0.13)
Total distributions ............................... (0.31) (0.41) (0.42) (1.72) (0.70)
Net asset value, end of year ....................... $13.98 $12.87 $13.61 $12.54 $15.40
Total return .................................... 11.05% (2.38)% 11.88% (7.31)% 6.38%
Ratios to average net assets
Expenses
d,e
.................................... 1.37%
f
1.31%
f
1.28% 1.28% 1.29%
Expenses - incurred in connection with securities sold short 0.06% 0.02% 0.02% —%
g
—%
Net investment income ........................... 1.10% 2.72%
c
2.72% 2.46% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $2,643 $2,495 $3,415 $2,929 $1,774
Portfolio turnover rate ............................ 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.29 $14.05 $12.94 $15.81 $15.51
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.41
c
0.46 0.49 0.64
Net realized and unrealized gains (losses) ........... 1.31 (0.68) 1.15 (1.57) 0.43
Total from investment operations .................... 1.54 (0.27) 1.61 (1.08) 1.07
Less distributions from:
Net investment income .......................... (0.38) (0.49) (0.50) (0.59) (0.64)
Net realized gains ............................. — — — (1.20) (0.13)
Total distributions ............................... (0.38) (0.49) (0.50) (1.79) (0.77)
Net asset value, end of year ....................... $14.45 $13.29 $14.05 $12.94 $15.81
Total return .................................... 11.67% (1.79)% 12.40% (6.73)% 6.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.87% 0.79% 0.74% 0.74% 0.72%
Expenses net of waiver and payments by affiliates
d,e
..... 0.82% 0.75% 0.72% 0.72% 0.72%
Expenses - incurred in connection with securities sold short 0.06% 0.02% 0.02% —%
f
—%
Net investment income ........................... 1.63% 3.28%
c
3.28% 3.02% 3.72%
Supplemental data
Net assets, end of year (000’s) ..................... $39,292 $47,970 $107,723 $116,012 $123,863
Portfolio turnover rate ............................ 66.95% 52.07% 60.96% 115.52% 32.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2021
Franklin Mutual Quest Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 85.7%
Aerospace & Defense 3.6%
a
Airbus SE ........................................... France 189,371 $ 24,209,703
BAE Systems plc ..................................... United Kingdom 3,919,425 29,204,180
Huntington Ingalls Industries, Inc. ......................... United States 329,450 61,521,493
114,935,376
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 96,476
Banks 1.6%
BNP Paribas SA ...................................... France 147,068 10,160,399
CaixaBank SA ........................................ Spain 5,789,256 15,801,670
Wells Fargo & Co. ..................................... United States 544,949 26,146,653
52,108,722
Beverages 1.2%
Heineken NV ........................................ Netherlands 344,814 38,774,609
Chemicals 1.6%
BASF SE ........................................... Germany 149,763 10,502,863
d
Covestro AG, 144A, Reg S .............................. Germany 654,493 40,250,920
50,753,783
Commercial Services & Supplies 0.3%
a
Stericycle, Inc. ....................................... United States 138,519 8,261,273
Diversified Financial Services 3.3%
M&G plc ............................................ United Kingdom 6,099,665 16,488,113
Voya Financial, Inc. .................................... United States 1,360,348 90,204,676
106,692,789
Diversified Telecommunication Services 8.1%
Deutsche Telekom AG .................................. Germany 2,957,039 54,595,506
a
Frontier Communications Parent, Inc. ...................... United States 309,203 9,118,397
a,b,c,e
Sorenson Communications LLC, Membership Interests ......... United States 224,279 168,209,173
a,b,c
Windstream Holdings, Inc. ............................... United States 1,623,438 28,576,119
260,499,195
Electric Utilities 0.9%
f
Entergy Corp. ........................................ United States 103,152 11,620,073
Evergy , Inc. .......................................... United States 243,171 16,683,962
28,304,035
Electronic Equipment, Instruments & Components 0.6%
a
Flex Ltd. ............................................ United States 1,095,712 20,084,401
Entertainment 1.0%
a,f
Walt Disney Co. (The) .................................. United States 195,298 30,249,707
Equity Real Estate Investment Trusts (REITs) 0.9%
Uniti Group, Inc. ...................................... United States 459,880 6,442,919
Vornado Realty Trust ................................... United States 545,055 22,816,002
29,258,921
Food Products 1.0%
Danone SA .......................................... France 524,898 32,601,592
Health Care Equipment & Supplies 1.3%
Medtronic plc ........................................ United States 401,102 41,494,002

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.3%
Anthem, Inc. ......................................... United States 18,500 $ 8,575,490
Household Products 1.6%
Reckitt Benckiser Group plc ............................. United Kingdom 577,825 49,700,859
Insurance 14.6%
ASR Nederland NV .................................... Netherlands 1,089,181 50,120,721
a
Brighthouse Financial, Inc. .............................. United States 225,284 11,669,711
China Pacific Insurance Group Co. Ltd., H ................... China 5,709,039 15,512,954
Conduit Holdings Ltd. .................................. United States 2,455,000 14,360,145
Direct Line Insurance Group plc .......................... United Kingdom 15,785,064 59,597,006
Everest Re Group Ltd. ................................. United States 334,566 91,644,319
f
Hartford Financial Services Group, Inc. (The) ................ United States 1,100,626 75,987,219
NN Group NV ........................................ Netherlands 1,097,984 59,332,359
Willis Towers Watson plc ................................ United States 378,196 89,817,768
468,042,202
IT Services 4.5%
Alliance Data Systems Corp. ............................. United States 305,371 20,328,547
f
Cognizant Technology Solutions Corp., A .................... United States 736,989 65,385,664
a
Fiserv, Inc. .......................................... United States 86,269 8,953,860
Global Payments, Inc. .................................. United States 373,064 50,430,792
145,098,863
Media 1.9%
a
Charter Communications, Inc., A .......................... United States 18,819 12,269,423
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 7,615,460 25,207,173
Comcast Corp., A ..................................... United States 364,466 18,343,574
a
Loyalty Ventures, Inc. .................................. United States 122,148 3,672,990
59,493,160
Oil, Gas & Consumable Fuels 4.4%
BP plc .............................................. United Kingdom 11,228,588 50,270,195
Royal Dutch Shell plc, A ................................ Netherlands 704,604 15,400,909
f
Williams Cos., Inc. (The) ................................ United States 2,890,319 75,263,907
140,935,011
Pharmaceuticals 11.2%
a
Elanco Animal Health, Inc. ............................... United States 1,799,077 51,057,805
f
Eli Lilly & Co. ........................................ United States 74,917 20,693,574
GlaxoSmithKline plc ................................... United Kingdom 4,704,705 102,351,164
f
Merck & Co., Inc. ..................................... United States 1,023,644 78,452,076
Novartis AG, ADR ..................................... Switzerland 1,225,978 107,236,297
359,790,916
Professional Services 0.6%
KBR, Inc. ........................................... United States 429,100 20,433,742
Semiconductors & Semiconductor Equipment 4.8%
a
Renesas Electronics Corp. .............................. Japan 1,323,418 16,427,787
Xilinx, Inc. ........................................... United States 648,300 137,459,049
153,886,836
Software 4.1%
d
Avast plc, 144A, Reg S ................................. United States 64,739 531,642
a
Check Point Software Technologies Ltd. .................... Israel 844,613 98,448,091
f
NortonLifeLock , Inc. ................................... United States 1,021,404 26,536,076

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ......................................... United States 83,915 $ 7,318,227
132,834,036
Specialty Retail 1.2%
a
Dufry AG ............................................ Switzerland 782,210 38,514,312
b,c,e
Wayne Services Legacy, Inc. ............................. United States 7,104 —
38,514,312
Technology Hardware, Storage & Peripherals 1.0%
a,f
Western Digital Corp. .................................. United States 488,082 31,827,827
Tobacco 8.2%
Altria Group, Inc. ...................................... United States 1,494,845 70,840,704
British American Tobacco plc ............................. United Kingdom 3,030,835 112,448,679
Imperial Brands plc .................................... United Kingdom 3,675,409 80,480,394
263,769,777
Wireless Telecommunication Services 1.9%
a
T-Mobile US, Inc. ..................................... United States 245,609 28,485,732
Vodafone Group plc ................................... United Kingdom 21,517,736 32,384,467
60,870,199
Total Common Stocks (Cost $2,298,482,295) ....................................
2,747,888,111
Preferred Stocks 0.1%
Oil, Gas & Consumable Fuels 0.1%
a
NGL Energy Partners LP, 9%, B .......................... United States 298,263 4,175,682
a
Total Preferred Stocks (Cost $4,244,791) .......................................
4,175,682
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 1,611,396
Media 0.0%
†
a
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 802,266
a,b,c
Tenerity , Inc., 4/10/24 .................................. United States 48,381 183,988
986,254
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 235,873 660,444
Total Warrants (Cost $9,242,827) ..............................................
3,258,094
Principal
Amount
*
Corporate Bonds 3.3%
Airlines 0.1%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 3,180,945 3,312,732
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 1,267,420 1,357,096
4,669,828

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.3%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 9,628,717 $ 9,642,245
Oil, Gas & Consumable Fuels 1.3%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 40,476,000 40,723,511
Specialty Retail 1.4%
d
Staples, Inc. , Senior Note , 144A, 10.75% , 4/15/27 ............. United States 48,058,000 45,344,645
Wireless Telecommunication Services 0.2%
d,g
Intelsat Connect Finance SA , Senior Note , 144A, 9.5% , 2/15/23 .. Luxembourg 48,845,000 7,502,104
Total Corporate Bonds (Cost $134,840,474) .....................................
107,882,333
h,i
Senior Floating Rate Interests 1.4%
Diversified Telecommunication Services 0.3%
Intelsat Jackson Holdings SA , Term Loan, B3 , 8% , ( 1-month USD
LIBOR + 4.75% ), 11/27/23 ............................. Luxembourg 8,000,000 8,001,640
Software 1.1%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.5% ), 2/27/26 ........................... United States 7,871,500 7,961,668
Boxer Parent Co., Inc. , 2021 Replacement Dollar Term Loan ,
3.974% , ( 3-month USD LIBOR + 3.75% ), 10/02/25 ........... United States 7,478,360 7,440,968
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 21,253,658 21,280,225
36,682,861
a a a a a a
Total Senior Floating Rate Interests (Cost $44,368,613) ..........................
44,684,501
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 2,531,339 2,588,153
Total Asset-Backed Securities (Cost $2,493,369) ................................
2,588,153
Shares
a
Companies in Liquidation 0.0%
a,b,j
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,j
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,531,470 —
a,b,j
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,493,672,369) .............................
2,910,476,874
a
Short Term Investments 4.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.8%
k
FHLB, 1/03/22 ....................................... United States 26,100,000 26,100,000
k
U.S. Treasury Bills ,
1/06/22 ........................................... United States 9,000,000 9,000,001
2/17/22 ........................................... United States 50,000,000 49,998,437

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
k
U.S. Treasury Bills, (continued)
4/28/22 ........................................... United States 25,000,000 $ 24,994,310
5/26/22 ........................................... United States 20,000,000 19,992,929
6/23/22 ........................................... United States 23,000,000 22,982,247
126,967,924
Total U.S. Government and Agency Securities (Cost $153,069,840) ................
153,067,924
Total Short Term Investments (Cost $153,069,840 ) ...............................
153,067,924
a
Total Investments (Cost $2,646,742,209) 95.5% ..................................
$3,063,544,798
Securities Sold Short (6.0)% ..................................................
(193,301,692)
Other Assets, less Liabilities 10.5% ............................................
337,659,131
Net Assets 100.0% ...........................................................
$3,207,902,237
Shares
l
Securities Sold Short (6.0)%
Common Stocks (6.0)%
Insurance (1.0)%
Aon plc, A ........................................... United States 108,215 (32,525,100)
Semiconductors & Semiconductor Equipment (5.0)%
Advanced Micro Devices, Inc. ............................ United States 1,117,280 (160,776,592)
Total Common Stocks (Proceeds $127,127,293) .................................
(193,301,692)
Total Securities Sold Short (Proceeds $127,127,293) .............................
$(193,301,692)

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $139,022,650, representing 4.3% of net assets.
e
See Note 13 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for securities sold short. At December 31, 2021, the aggregate value of these securities pledged amounted to $243,869,338, representing 7.6% of net assets.
g
See Note 8 regarding credit risk and defaulted securities.
h
See Note 1(f) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
k
The security was issued on a discount basis with no stated coupon rate.
l
See Note 1(d) regarding securities sold short.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 243 $ 34,635,094 3/14/22 $ (184,673)
Foreign Exchange GBP/USD ................... Short 735 62,158,031 3/14/22 (1,345,006)
Total Futures Contracts ...................................................................... $(1,529,679)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 818,284 1,101,303 1/18/22 $ 5,329 $ —
British Pound ...... BOFA Sell 154,801,273 213,514,945 1/18/22 4,191,245 (26,796)
British Pound ...... HSBK Buy 3,999,425 5,329,214 1/18/22 79,538 —
British Pound ...... SSBT Buy 7,163,294 9,613,789 1/18/22 73,723 —
British Pound ...... SSBT Sell 93,324,719 129,325,021 1/18/22 3,135,205 (20,880)
British Pound ...... UBSW Buy 18,484,433 24,923,769 1/18/22 74,251 —
British Pound ...... UBSW Sell 3,119,080 4,237,316 1/18/22 48,750 (29,621)
Euro ............. BOFA Sell 18,751,354 22,042,604 1/24/22 702,314 —
Euro ............. HSBK Sell 10,196,221 11,981,438 1/24/22 377,459 —
Euro ............. UBSW Sell 8,325,231 9,824,538 1/24/22 349,870 —
Euro ............. BOFA Sell 18,105,421 21,009,903 2/07/22 398,934 —
Euro ............. HSBK Sell 1,028,177 1,195,976 2/07/22 25,513 —
Euro ............. SSBT Sell 6,650,168 7,728,659 2/07/22 158,197 —
Euro ............. BOFA Sell 22,198,958 25,486,513 4/19/22 173,838 —
Euro ............. HSBK Sell 6,926,306 7,863,368 4/19/22 2,462 (36,912)
Euro ............. SSBT Sell 1,000,000 1,129,656 4/19/22 — (10,608)

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
See Note 12 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 25,688,717 29,450,961 4/19/22 $ 173,166 $ (14,126)
Total Forward Exchange Contracts ................................................... $9,969,794 $(138,943)
Net unrealized appreciation (depreciation) ............................................ $9,830,851
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 43 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Mutual
Quest Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,646,742,209
Cost - Non-controlled affiliates (Note 3 f and 13 ) ................................................... —
Value - Unaffiliated issuers .................................................................. $2,895,335,625
Value - Non-controlled affiliates (Note 3 f and 13 ) .................................................. 168,209,173
Cash .................................................................................... 111,480,599
Receivables:
Investment securities sold ................................................................... 22,303,984
Capital shares sold ........................................................................ 353,131
Dividends and interest ..................................................................... 12,747,326
European Union tax reclaims (Note 1 g ) ......................................................... 948,735
Deposits with brokers for:
Securities sold short ..................................................................... 198,511,681
Futures contracts ........................................................................ 2,119,405
Unrealized appreciation on OTC forward exchange contracts .......................................... 9,969,794
Other assets .............................................................................. 345,813
Total assets .......................................................................... 3,422,325,266
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,452,602
Capital shares redeemed ................................................................... 1,796,377
Management fees ......................................................................... 1,821,631
Distribution fees .......................................................................... 190,421
Transfer agent fees ........................................................................ 273,897
Trustees' fees and expenses ................................................................. 441,741
Variation margin on futures contracts ........................................................... 294,094
Securities sold short, at value (proceeds $127,127,293) .............................................. 193,301,692
Unrealized depreciation on OTC forward exchange contracts .......................................... 138,943
Accrued expenses and other liabilities ........................................................... 711,631
Total liabilities ......................................................................... 214,423,029
Net assets, at value ................................................................. $3,207,902,237
Net assets consist of:
Paid-in capital ............................................................................. $3,495,076,967
Total distributable earnings (losses) ............................................................. (287,174,730)
Net assets, at value ................................................................. $3,207,902,237

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual
Quest Fund
Class Z:
Net assets, at value ....................................................................... $2,397,948,187
Shares outstanding ........................................................................ 165,785,663
Net asset value and maximum offering price per share ............................................. $14.46
Class A:
Net assets, at value ....................................................................... $723,791,368
Shares outstanding ........................................................................ 50,889,272
Net asset value per share
a
.................................................................. $14.22
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $15.05
Class C:
Net assets, at value ....................................................................... $44,227,773
Shares outstanding ........................................................................ 3,121,486
Net asset value and maximum offering price per share
a
............................................. $14.17
Class R:
Net assets, at value ....................................................................... $2,643,047
Shares outstanding ........................................................................ 189,109
Net asset value and maximum offering price per share ............................................. $13.98
Class R6:
Net assets, at value ....................................................................... $39,291,862
Shares outstanding ........................................................................ 2,719,702
Net asset value and maximum offering price per share ............................................. $14.45
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Mutual
Quest Fund
Investment income:
Dividends: (net of foreign taxes of $1,743,887)
Unaffiliated issuers ........................................................................ $68,821,576
Non-controlled affiliates (Note 3 f and 13 ) ........................................................ 403,772
Interest:
Unaffiliated issuers ........................................................................ 11,468,089
Non-controlled affiliates (Note 3 f a nd 13 ) ........................................................ 125,250
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 913
Non-controlled affiliates (Note 3 f ) ............................................................. 9
Other income (Note 1 g ) ...................................................................... 957,391
Total investment income ................................................................... 81,777,000
Expenses:
Management fees (Note 3 a ) ................................................................... 22,423,852
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,872,673
    Class C ................................................................................ 558,761
    Class R ................................................................................ 13,055
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 1,877,387
    Class A ................................................................................ 568,794
    Class C ................................................................................ 42,317
    Class R ................................................................................ 1,991
    Class R6 ............................................................................... 30,949
Custodian fees (Note 4 ) ...................................................................... 88,454
Reports to shareholders fees .................................................................. 336,966
Registration and filing fees .................................................................... 112,501
Professional fees ........................................................................... 141,056
Trustees' fees and expenses .................................................................. 299,086
Dividends on securities sold short .............................................................. 2,106,088
Other .................................................................................... 1,000,100
Total expenses ......................................................................... 31,474,030
Expense reductions (Note 4 ) ............................................................... (818)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (22,468)
Net expenses ......................................................................... 31,450,744
Net investment income ................................................................ 50,326,256

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
(continued)
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Mutual
Quest Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 66,792,249
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... (31,617,327)
Written options ........................................................................... 599,516
Foreign currency transactions ................................................................ (773,283)
Forward exchange contracts ................................................................. (19,687,585)
Futures contracts ......................................................................... 3,850,530
Securities sold short ....................................................................... (38,480,076)
Net realized gain (loss) .................................................................. (19,315,976)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 331,934,680
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... 35,341,185
Translation of other assets and liabilities denominated in foreign currencies .............................. (587,350)
Forward exchange contracts ................................................................. 30,708,300
Futures contracts ......................................................................... (378,607)
Securities sold short ....................................................................... (65,104,646)
Net change in unrealized appreciation (depreciation) ............................................ 331,913,562
Net realized and unrealized gain (loss) ............................................................ 312,597,586
Net increase (decrease) in net assets resulting from operations .......................................... $362,923,842

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin Mutual Quest Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $50,326,256 $108,118,461
Net realized gain (loss) ................................................. (19,315,976) (281,481,705)
Net change in unrealized appreciation (depreciation) ........................... 331,913,562 4,730,623
Net increase (decrease) in net assets resulting from operations ................ 362,923,842 (168,632,621)
Distributions to shareholders:
Class Z ............................................................. (61,256,361) (88,513,242)
Class A ............................................................. (16,953,669) (25,836,539)
Class C ............................................................. (596,751) (1,653,400)
Class R ............................................................. (57,448) (79,463)
Class R6 ............................................................ (1,024,107) (1,787,534)
Total distributions to shareholders .......................................... (79,888,336) (117,870,178)
Capital share transactions: (Note 2 )
Class Z ............................................................. (284,073,890) (375,723,823)
Class A ............................................................. (99,882,523) (202,140,515)
Class C ............................................................. (27,037,736) (38,007,161)
Class R ............................................................. (61,224) (650,224)
Class R6 ............................................................ (12,549,942) (50,477,828)
Total capital share transactions ............................................ (423,605,315) (666,999,551)
Net increase (decrease) in net assets ................................... (140,569,809) (953,502,350)
Net assets:
Beginning of year ....................................................... 3,348,472,046 4,301,974,396
End of year ........................................................... $3,207,902,237 $3,348,472,046

Franklin Mutual Series Funds
Notes to Financial Statements
Franklin Mutual Quest Fund
28
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Quest Fund (Fund) is included
in this report. The Fund offers five classes of shares: Class
Z, Class A, Class C, Class R and Class R6. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $6,401,404 in
U.S. Treasury Bonds and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 12 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust .
Additionally, in the normal course of business, the Trust ,
on behalf of the Fund , enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
2. Shares of Beneficial Interest
At December 31 , 2021 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 8,934,947 $127,490,122 11,975,046 $149,320,633
Shares issued in reinvestment of distributions .......... 4,090,779 58,092,057 6,365,818 83,875,711
Shares redeemed ............................... (33,019,969) (469,656,069) (48,888,085) (608,920,167)
Net increase (decrease) .......................... (19,994,243) $(284,073,890) (30,547,221) $(375,723,823)
Class A Shares:
Shares sold
a
................................... 3,890,182 $54,984,975 5,459,688 $66,335,009
Shares issued in reinvestment of distributions .......... 1,170,021 16,334,740 1,926,839 24,975,532
Shares redeemed ............................... (12,246,018) (171,202,238) (24,143,354) (293,451,056)
Net increase (decrease) .......................... (7,185,815) $(99,882,523) (16,756,827) $(202,140,515)
Class C Shares:
Shares sold ................................... 334,809 $4,649,090 543,895 $6,612,820
Shares issued in reinvestment of distributions .......... 42,473 590,978 127,396 1,638,319
Shares redeemed
a
.............................. (2,308,765) (32,277,804) (3,830,835) (46,258,300)
Net increase (decrease) .......................... (1,931,483) $(27,037,736) (3,159,544) $(38,007,161)
Class R Shares:
Shares sold ................................... 59,804 $831,305 64,584 $795,475
Shares issued in reinvestment of distributions .......... 4,187 57,448 6,240 79,463
Shares redeemed ............................... (68,758) (949,977) (127,918) (1,525,162)
Net increase (decrease) .......................... (4,767) $(61,224) (57,094) $(650,224)
Class R6 Shares:
Shares sold ................................... 425,507 $6,035,726 1,366,692 $16,709,924
Shares issued in reinvestment of distributions .......... 71,637 1,015,856 132,282 1,738,797
Shares redeemed ............................... (1,386,459) (19,601,524) (5,559,457) (68,926,549)
Net increase (decrease) .......................... (889,315) $(12,549,942) (4,060,483) $(50,477,828)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $32,701
CDSC retained .............................................................................. $5,190
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $2,521,438, of which $1,343,411 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 202 2 .
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $391,000 $30,879,000 $(31,270,000) $— $— $— — $9
Total Affiliated Securities ... $391,000 $30,879,000 $(31,270,000) $— $— $— $9
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2021, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, bond discounts and premiums and wash sales.
a
Projected benefit obligation at December 31, 2021 ...... $399,239
b
Increase (decrease) in projected benefit obligation ...... $48,932
Benefit payments made to retired trustees ............. $(1,695)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statement of Operations. The increase (decrease) was primarily due to demographic losses.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $70,611,298
Long term ................................................................................ 531,736,496
Total capital loss carryforwards ............................................................... $602,347,794
2021 2020
Distributions paid from:
Ordinary income .......................................................... $79,888,336 $117,870,178
Cost of investments .......................................................................... $2,563,644,908
Unrealized appreciation ........................................................................ $555,179,960
Unrealized depreciation ........................................................................ (240,280,590)
Net unrealized appreciation (depreciation) .......................................................... $314,899,370
Distributable earnings:
Undistributed ordinary income ................................................................... $297,851

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2021, aggregated $2,019,990,750 and $2,369,140,246, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2021, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $7,502,104, representing 0.2% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,692,334 $ 96,476
224,279 Sorenson Communications LLC, Membership Interests 4/30/14 — 168,209,173
48,381 Tenerity , Inc., 4/10/24 ......................... 5/11/17 6,591,095 183,988

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
12. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021 , the effect of derivative contracts in the Statement of Operations was as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund (continued)
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 $ — $ —
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 28,576,119
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 1,611,396
Total Restricted Securities (Value is 6.2% of Net Assets) .............. $22,304,611 $198,677,152
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 1,529,679
a
Unrealized appreciation on OTC
forward exchange contracts
9,969,794 Unrealized depreciation on OTC
forward exchange contracts
138,943
Total .................... $9,969,794 $1,668,622
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $3,850,530 Futures contracts $(378,607)
Forward exchange contracts (19,687,585) Forward exchange contracts 30,708,300
Equity Contracts ..............
Investments (328,164)
a
Investments —
Written options 599,516 Written options —
Total ....................... $(15,565,703) $30,329,693
a
Purchased option contracts are included in net realized gain (loss) from investments in the Statement of Operations.
11. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
For the year ended December 31, 2021, the average month end notional amount of futures contracts and options represented
$99,044,484 and 65,385 shares, respectively. The average month end contract value of forward exchange contracts was
$521,007,529.
See Note 1(c) regarding derivative financial instruments.
13. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2021, investments in “affiliated companies” were as follows:
14. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Advanced Emissions
Solutions Inc ...... $ 9,483,150 $ — $ (11,354,423) $ (15,153,562) $ 17,024,835 $ —
b
— $ —
Sorenson Communications
LLC, Membership
Interests ......... 168,209,173 — — — — 168,209,173 224,279 —
TRU Kids Parent LLC .. 16,218,825 — (18,114,642)
a
(16,695,457) 18,591,274 —
b
— —
Wayne Services Legacy,
Inc. ............ — — — — — — 7,104 403,772
Interest
Sorenson Communications
LLC, First Lien, Initial
Term Loan ........ 8,929,446 — (8,886,214)
a
231,692 (274,924) —
b
— 125,250
Total Affiliated Securities
(Value is 5.2% of Net
Assets) .......... $202,840,594 $— $(38,355,279) $(31,617,327) $35,341,185 $168,209,173 $529,022
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of December 31, 2021, no longer held by the fund.
12. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
15. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 61,521,493 $ 53,413,883 $ — $ 114,935,376
Auto Components ...................... — — 96,476 96,476
Banks ............................... 26,146,653 25,962,069 — 52,108,722
Beverages ........................... — 38,774,609 — 38,774,609
Chemicals ........................... — 50,753,783 — 50,753,783
Commercial Services & Supplies ........... 8,261,273 — — 8,261,273
Diversified Financial Services ............. 90,204,676 16,488,113 — 106,692,789
Diversified Telecommunication Services ..... 9,118,397 54,595,506 196,785,292 260,499,195
Electric Utilities ........................ 28,304,035 — — 28,304,035
Electronic Equipment, Instruments &
Components ........................ 20,084,401 — — 20,084,401
Entertainment ......................... 30,249,707 — — 30,249,707
Equity Real Estate Investment Trusts (REITs) . 29,258,921 — — 29,258,921
Food Products ........................ — 32,601,592 — 32,601,592
Health Care Equipment & Supplies ......... 41,494,002 — — 41,494,002
Health Care Providers & Services .......... 8,575,490 — — 8,575,490
Household Products .................... — 49,700,859 — 49,700,859
Insurance ............................ 283,479,162 184,563,040 — 468,042,202
IT Services ........................... 145,098,863 — — 145,098,863
Media ............................... 59,493,160 — — 59,493,160
Oil, Gas & Consumable Fuels ............. 75,263,907 65,671,104 — 140,935,011
Pharmaceuticals ....................... 257,439,752 102,351,164 — 359,790,916
Professional Services ................... 20,433,742 — — 20,433,742
14. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the be ginning and/or end of the year . At  December 31 , 2021 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 137,459,049 $ 16,427,787 $ — $ 153,886,836
Software ............................. 132,834,036 — — 132,834,036
Specialty Retail ........................ — 38,514,312 —
a
38,514,312
Technology Hardware, Storage & Peripherals . 31,827,827 — — 31,827,827
Tobacco ............................. 70,840,704 192,929,073 — 263,769,777
Wireless Telecommunication Services ....... 28,485,732 32,384,467 — 60,870,199
Preferred Stocks ........................ 4,175,682 — — 4,175,682
Warrants :
Diversified Telecommunication Services ..... — — 1,611,396 1,611,396
Media ............................... — 802,266 183,988 986,254
Software ............................. 660,444 — — 660,444
Corporate Bonds ........................ — 107,882,333 — 107,882,333
Senior Floating Rate Interests ............... — 44,684,501 — 44,684,501
Asset-Backed Securities .................. — 2,588,153 — 2,588,153
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 126,967,924 26,100,000 — 153,067,924
Total Investments in Securities ........... $1,727,679,032 $1,137,188,614
b
$198,677,152 $3,063,544,798
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 9,969,794 $ — $ 9,969,794
Total Other Financial Instruments ......... $— $9,969,794 $— $9,969,794
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $193,301,692 $— $— $193,301,692
Forward exchange contracts ................ — 138,943 — 138,943
Futures contracts ........................ 1,529,679 — — 1,529,679
Total Other Financial Instruments ......... $194,831,371 $138,943 $— $194,970,314
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $955,131,361, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 54,192 $ — $ — $ — $ — $ — $ — $ 42,284 $ 96,476 $ 42,284
Diversified
Telecommunication
Services ........ 189,701,869 — — — — — — 7,083,423 196,785,292 7,083,423
Media ........... 286,937 — (519,612) — — — — 232,675 — —
Specialty Retail ..... 16,218,825
d
— (18,114,642) — — — (16,695,457) 18,591,274 —
d
—
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2021, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Mutual Quest Fund (continued)
Assets:
Investments in Securities:
Warrants :
Diversified
Telecommunication
Services ........ $ 1,211,964 $ — $ — $ — $ — $ — $ — $ 399,432 $ 1,611,396 $ 399,432
Media ........... 37,851
d
— — — (37,851) — — 183,988 183,988 183,988
Companies in Liquidation 156,262
d
— — — — — (3,234,626) 3,078,364 —
d
—
Total Investments in
Securities ............ $207,667,900 $— $(18,634,254) $— $(37,851) $— $(19,930,083) $29,611,440 $198,677,152 $7,709,127
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
d
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication
Services
...................
$196,785,292 Market comparables Discount for lack of
marketability
10.0% Decrease
c
EV/EBITDA multiple 3.9x-8.6x (7.9x) Increase
d
All Other Investments
..........
1,891,860
e,f
Total
..........................
$198,677,152
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at December 31, 2021.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
17. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Quest Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Quest Fund (the “Fund”) (one of the
funds constituting Franklin Mutual Series Funds), including the statement of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Quest Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 18, 2022

Franklin Mutual Series Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $19,995,477
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $72,707,358
Section 163(j) Interest Earned §163(j) $11,227,206
Interest Earned from Federal Obligations Note (1) $94,459

Franklin Mutual Series Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995
and Chairperson since
2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (2020-present) and
FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (February 2021-present);
and formerly , FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Independent Board Members
(continued)

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee Since March 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since April 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson and Jennifer M. Johnson are considered to be interested people of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective September 30, 2021, Peter A. Langerman ceased to be a trustee of the Trust.
Note 4: Effective December 31, 2021, Burton J. Greenwald ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

475 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Quest Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $340,028 for the fiscal year ended December 31, 2021 and $344,041 for the fiscal year ended December 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2021 and $3,282 for the fiscal year ended December 31, 2020. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities and India tax compliance services.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2021 and $91,000 for the fiscal year ended December 31, 2020. The services for which these fees were paid included technical tax consultation for withholding tax report to foreign governments, application of local country tax laws and tax advice.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended December 31, 2021 and $94,282 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUTUAL SERIES FUNDS

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022